[Aetna letterhead]                        151 Farmington Avenue
     [Aetna logo]                              Hartford, CT  06156

                                               Julie E. Rockmore
     April 8, 1999                             Counsel
                                               Law Division, RE4A
                                               Investments & Financial Services
                                               (860) 273-4686
                                               Fax: (860) 273-8340

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re:    Aetna Life Insurance and Annuity Company and its
       Variable Annuity Account C
       Post-Effective Amendment No. 16 to Registration Statement on Form N-4
       Prospectus Title:  Opportunity Plus - Group Variable
       Multiple Option Annuity Contracts
       File Nos.:  33-75962* and 811-2513

Dear Sir or Madam:

We are submitting for filing, pursuant to Rule 485(b) of the Securities Act of 1933, Post-Effective Amendment No. 16 to the Registration Statement on Form N-4. This filing describes the Opportunity Plus - Group Variable Multiple Option Annuity Contracts. This filing is being submitted on behalf of Aetna Life Insurance and Annuity Company and its Variable Annuity Account C (the "Separate Account").

We have been authorized to file this Post-Effective Amendment No. 16 to the Registration Statement under Rule 485(b)(1)(vii) pursuant to a written request by us to Ms. Lisa Reid Ragen dated February 18, 1999 (the "485(b) Request") that was orally granted by Ms. Martha Peterson.

The purpose of this filing is to update financial information and underlying funds information, and to make certain nonmaterial changes to the prospectus and statement of additional information in order to clarify disclosure, and to make certain changes that may be deemed to

--------
* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 33-75978.

be material as described in the 485(b) Request. Pursuant to that Request, this filing incorporates changes that were reflected in our correspondence of March 16, 1999 to Ms. Martha Peterson of your office in response to comments received from the SEC staff with respect to the filing made under Rule 485(a) for Registration Statement No. 33-75996. In addition, this filing incorporates other nonmaterial changes to the prospectus in response to comments received from the SEC staff on other filings, the most significant of which is to remove from all the CFI Highlights tables the line that reads: "Increase (decrease) in value of accumulation units", as it is not required in the tables.

It is proposed that this post-effective amendment become effective on May 3, 1999.

As counsel to the Separate Account, I have reviewed the enclosed Post-Effective Amendment No. 16 which is being filed under Rule 485(b) of the 1933 Act. Pursuant to Rule 485(b)(4), I hereby represent that, other than any items referenced in the 485(b) Request, the enclosed Post-Effective Amendment No. 16 does not contain any disclosure which would render it ineligible to become effective under Rule 485(b)(1).

If you have any questions, please call the undersigned at 860-273-4686 or J. Neil McMurdie at 860-273-1672.

Sincerely,

/s/ Julie E. Rockmore

Julie E. Rockmore

As filed with the Securities and Exchange             Registration No. 33-75962*
Commission on April 8, 1999                         Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 16 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
      --------
         X         on May 3, 1999 pursuant to paragraph (b) of Rule 485
      --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.                         PART A (PROSPECTUS)                       LOCATION - PROSPECTUS
   1            Cover Page...........................................  Cover Page

   2            Definitions..........................................  Not Applicable

   3            Synopsis.............................................  Contract Overview; Fee Tables

   4            Condensed Financial Information......................  Condensed Financial Information;
                                                                       Appendix IV - Condensed Financial
                                                                       Information

   5            General Description of Registrant, Depositor,
                and Portfolio Companies..............................  Other Topics - The Company, Variable
                                                                       Annuity Account C; Appendix III -
                                                                       Fund Descriptions

   6            Deductions and Expenses..............................  Fees

   7            General Description of Variable Annuity Contracts....  Contract Overview; Other Topics

   8            Annuity Period.......................................  The Income Phase

   9            Death Benefit........................................  Death Benefit

  10            Purchases and Contract Value.........................  Contract Purchase or Participation;
                                                                       Your Account Value

  11            Redemptions..........................................  Right to Cancel; Withdrawals;
                                                                       Systematic Distribution Options

  12            Taxes................................................  Taxation

  13            Legal Proceedings....................................  Other Topics - Legal Matters and
                                                                       Proceedings

  14            Table of Contents of the Statement of Additional
                Information..........................................  Contents of the Statement of Additional
                                                                       Information

FORM N-4                         PART B (STATEMENT OF                        LOCATION - STATEMENT OF
ITEM NO.                       ADDITIONAL INFORMATION)                       ADDITIONAL INFORMATON

   15           Cover Page...........................................  Cover page

   16           Table of Contents....................................  Table of Contents

   17           General Information and History......................  General Information and History

   18           Services.............................................  General Information and History;
                                                                       Independent Auditors

   19           Purchase of Securities Being Offered.................  Offering and Purchase of Contracts

   20           Underwriters.........................................  Offering and Purchase of Contracts

   21           Calculation of Performance Data......................  Performance Data; Average Annual Total
                                                                       Return Quotations

   22           Annuity Payments.....................................  Income Payments

   23           Financial Statements.................................  Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B

                   Aetna Life Insurance and Annuity Company

                         Supplement Dated May __, 1999
           to May 3, 1999 Prospectus or Contract Prospectus Summary

GENERAL DESCRIPTION OF GET E

Series E of the Aetna GET Fund (GET E) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET E. Aeltus Investment Management, Inc. is the investment adviser to GET E.

We will offer GET E shares only during its offering period, which is scheduled to run from June 15, 1999 through the close of business on September 14, 1999. GET E may not be available under your contract, your plan or in your state. Please read the GET E prospectus for a more complete description of GET E, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET E

GET E seeks to achieve maximum total return, without compromising a targeted minimum rate of return, by participating in favorable equity market performance during its guarantee period. GET E's guarantee period runs from September 15, 1999 through September 14, 2004. During the offering period, all GET E assets will be invested in money market instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET E will end on September 14, 2004, which is GET E's maturity date. The Company guarantees that the value of an accumulation unit of the GET E subaccount under the contract on the maturity date (as valued after the close of business on September 14, 2004), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET E subaccount to make up the difference.

If you withdraw or transfer funds from GET E before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET E. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET E amounts. If you do not make a choice, on the maturity date we will transfer your GET E amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund Series is available, we will transfer 50% of your GET E account value to Aetna Growth and Income VP and the remaining 50% to Aetna Bond VP. We will make these transfers as of the unit value next determined after the transfer.

INCOME PHASE

GET E is not available during the Income Phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET E account value to another available investment option before you may elect an annuity option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.

                       SUBJECT TO COMPLETION OR AMENDMENT

Information contained herein is subject to completion or amendment. A registered statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus supplement shall not constitute an offer to sell or the solicitation of any offer to buy nor shall there be any sale of these securities in any state in which such offer solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET E and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET E amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the fee table contained in the prospectus or contract prospectus summary:

FEES DEDUCTED FROM YOUR INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus or contract prospectus summary, we will make a daily deduction of a GET Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET E investment option:

  GET E Guarantee Charge (deducted daily during the Guarantee Period) ... 0.50%

Maximum Total Separate Account Expenses ................................. 2.00%(1)

(1) The Total Separate Account Expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.

Aetna GET Fund Series E Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                             Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series E            0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET E prospectus.

Hypothetical Examples of Account Fees (EXAMPLE)--Aetna GET Fund Series E

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET E investment option under the contract (until GET E's maturity date) and a 5% return on assets.(5)

                Example A                                  Example B

If you withdraw your entire account        If you leave your entire account value
value at the end of the periods shown,     invested or if you select an Income
you would pay the following expenses,      Phase option at the end of the periods
including any applicable Early             shown, you would pay the following
Withdrawal Charge assessed:                expenses (no Early Withdrawal Charge is
                                           assessed):

 1 Year     3 Years     5 Years             1 Year     3 Years     5 Years
--------   ---------   --------            --------   ---------   --------
$79           $140       $204              $28           $87        $148

-----------------------

(2) The Investment Advisory Fee will be 0.25% during the Offering Period. An annual management fee of 0.60% will apply during the Guarantee Period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET E and any additional direct fund expenses.

(4) The Adviser is contractually obligated through GET E's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the Fund's other expenses in order to ensure that the Fund's Total Fund Annual Expenses do not exceed 0.75% of the Fund's average daily net assets. It is not expected that the Fund's actual expenses without this waiver or reimbursement will exceed this amount.

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.25%, an annual GET E guarantee charge of 0.50%, an annual maintenance fee that has been converted to a percentage of assets equal to 0.050%, and all charges and expenses of the GET E Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and
     5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.)

RH.GETESPON-99                                                   May 1999

                           Prospectus - May 3, 1999
--------------------------------------------------------------------------------

[Begin sidebar]

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna Index Plus Bond VP
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Value Opportunity VP
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) High Income Portfolio Fidelity Variable Insurance Products Fund (VIP II) Asset Manager Portfolio Fidelity Variable Insurance Products Fund (VIP II) Contrafund Portfolio Fidelity Variable Insurance Products Fund (VIP II) Index 500 Portfolio Janus Aspen Aggressive Growth Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Emerging Markets Fund, Inc.
Lexington Natural Resources Trust*
MFS Total Return Series
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Research Growth Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

[End sidebar]

The Contracts. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). The contracts may be single purchase payment contracts, which allow for lump sum payments, or installment purchase payment contracts, which allow for installment payments. They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

--------------------------------------------------------------------------------

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents . . . page 3

--------------------------------------------------------------------------------

Contract Design. The contracts are designed to:

> Help you save for retirement while receiving beneficial tax treatment

> Offer a variety of investment options to help meet long-term financial goals

> Provide a benefit to a beneficiary in the event of death

> Provide future income payments over a lifetime or for a specified period

You may participate in this contract if you are an eligible employee of a school board or public university in the State of New York and if you are a member of the New York State United Teachers Trust (NYSUT) or the United University Professions (UUP).

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans.

Variable Investment Options. These options are called subaccounts. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending on the performance of its underlying fund. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds.

The funds in which the subaccounts invest have various risks. For information about risks of investing in the funds see "Investment Options" in this prospectus and each fund prospectus. Retain the fund prospectuses for future reference.

-------------------------

* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

--------------------------------------------------------------------------------


Fixed Interest Options.

> Guaranteed Accumulation Account

> Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Opportunity Plus Processing Office at 1-800-677-4636. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, http://www.sec.gov and may also be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 35 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

                          TABLE OF CONTENTS

------------------------------------------------------

 Contract Overview ............................... 4
 Who's Who
 The Contract and Your Retirement Plan
 Contract Rights
 Contract Facts
 Contract Phases: Accumulation Phase, Income Phase
 Questions: Contacting the Company (sidebar)
 Sending Requests in Good Order (sidebar)

------------------------------------------------------

Fee Table ..................................  6
Condensed Financial Information ............ 10
Investment Options ......................... 10
Transfers .................................. 11
Contract Purchase or Participation ......... 12
Contract Ownership and Rights .............. 13
Right to Cancel ............................ 13
Fees ....................................... 14
Your Account Value ......................... 17
Withdrawals ................................ 19
Systematic Distribution Options ............ 21
Death Benefit .............................. 22
The Income Phase ........................... 23
Taxation ................................... 26
Other Topics ............................... 30

The Company -- Variable Annuity Account C -- Performance Reporting -- Voting Rights -- Contract Distribution -- Contract Modification -- Commission Payments -- Changes in Beneficiary Designations -- Opportunity Plus Processing Office -- Agreement with the Company -- Contract Modification -- Legal Matters and Proceedings -- Payment Delay or Suspension -- Year 2000 Readiness

Contents of the Statement of Additional Information ......... 35
Appendix I -- Guaranteed Accumulation Account ............... 36
Appendix II -- Fixed Account ................................ 38
Appendix III -- Fund Descriptions ........................... 39
Appendix IV -- Condensed Financial Information .............. 42

[Begin sidebar]

Questions: Contacting the Company. To answer your questions, contact your local representative or write or call the Company through:

Opportunity Plus
Processing Office
P.O. Box 12894
Albany, New York 12212-2894

1-800-OPP-INFO
(1-800-677-4636)

Sending Forms and Written Requests in Good Order.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company through the Opportunity Plus Processing Office to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

[End sidebar]

Contract Overview
--------------------------------------------------------------------------------
The following is a summary. Please read each section of this prospectus for additional information.

                                   Who's Who

You (the participant): The individual participating in a retirement plan, where the plan uses the contracts as funding options.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

                     The Contract and Your Retirement Plan

Retirement plan (plan): A plan sponsor has established a retirement plan for you. The contracts are offered as funding options for that plan. We are not a party to the plan, so the terms and the conditions of the contracts and the plan may differ.

Plan Type. We refer to plans in this prospectus as 403(b) plans. For a description, see "Taxation."

                                Contract Rights

You hold all rights under the contract and may make all elections for your account.

                                 Contract Facts

Free look/Right to Cancel: Contract holders and participants may cancel their purchase no later than 10 days after they receive the contract (or other document evidencing their interest.) See "Right To Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, you may, subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation."

Systematic Distribution Options: You may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation: The Tax Code has certain rules that apply to amounts accumulated and distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

                              Contract Phases

I. The Accumulation Phase. (accumulating retirement benefits).

[Begin flow chart information]

                                 --------------
                                   Payments to
                                  Your Account
                                 --------------
                               Step 1 [down arrow]
                   ------------------------------------------
                    Aetna Life Insurance and Annuity Company
                   ------------------------------------------
                  a) [down arrow]     Step 2    b) [down arrow]
                  ---------------  -----------------------------
                                         Variable Annuity
                      Fixed                 Account C
                     Interest
                     Options        Variable Investment Options
                  ---------------  -----------------------------
                                         The Subaccounts
                                   -----------------------------
                                       A       B       Etc.
                                   -----------------------------
                                 [down arrow] Step 2 b) [down arrow]
                                   -----------------
                                    Mutual   Mutual
                                    Fund A   Fund B
                                   -----------------

[End flow chart information]

STEP 1: You or the contract holder provide Aetna Life Insurance and Annuity Company with your completed enrollment materials. The contract holder directs us to set up an account for you.

STEP 2: You direct us to invest your account dollars in any of the:
(a) Fixed Interest Options
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 2(b), continued: The subaccount(s) selected purchases shares of its corresponding fund.


II. The Income Phase. The contract offers several payment options, if you wish to elect one (see "The Income Phase.") In general, you may:

> Receive payments over a lifetime or for a specified period

> Receive payments monthly, quarterly, semi-annually or annually

> Select an option that provides a death benefit to beneficiaries

> Select fixed payments or payments that vary based on the performance of the variable investment options you select.

[Begin sidebar]

In This Section:

> Early Withdrawal Charge Schedule

> Fees Deducted from the Subaccounts

> Fund Fees

> Examples of Fee Deductions

Also see the "Fees" section for:

> Early Withdrawal Charge Schedules

> How, When and Why Fees are Deducted

> Premium and Other Taxes

See "The Income Phase" for:

> Fees During the Income Phase

[End sidebar]


Fee Table
--------------------------------------------------------------------------------
The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

Transaction Fees
Early Withdrawal Charge. As a percentage of the amount withdrawn.

Early Withdrawal Charge Schedule(1)

--------------------------------------------------
      Installment Purchase Payment Contracts
--------------------------------------------------
 Purchase Payment              |   Early Withdrawal
  Periods Completed            |    Charge
 Fewer than 5                  |       5%
 5 or more but fewer than 7    |       4%
 7 or more but fewer than 9    |       3%
 9 or more but fewer than 10   |       2%
 10 or more                    |       0%
--------------------------------------------------

Fees Deducted From the Subaccounts
(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge ......... 1.25%
Administrative Expense Charge ............. 0.00%(2)
                                            ----
Total Separate Account Expenses ........... 1.25%
                                            ====

(1)For Single Purchase Payment Contracts, there is no withdrawal charge. For Installment Purchase Payment Contracts, we waive the withdrawal charge for dollars contributed to the funds or the Guaranteed Accumulation Account on or after April 1, 1995. (See "Fees--Early Withdrawal Charge.")

(2)We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998. The total annual fund expenses used are those shown in the column "Total Annual Expenses without Waivers or Reductions" in the Fund Expense Table.

                              Fund Expense Table

                                                                       Total Fund                  Net Fund
                                                                         Annual                     Annual
                                                                        Expenses                   Expenses
                                               Investment                Without       Total        After
                                                Advisory      Other    Waivers or   Waivers and   Waivers or
                                                 Fees(1)    Expenses   Reductions    Reductions   Reductions
                                                 -------    --------   ----------    ----------   ----------
Aetna Ascent VP(2)(3)                             0.60%       0.15%       0.75%         0.00%        0.75%
Aetna Balanced VP, Inc.(3)                        0.50%       0.09%       0.59%           --         0.59%
Aetna Bond VP(3)                                  0.40%       0.10%       0.50%           --         0.50%
Aetna Crossroads VP(2)(3)                         0.60%       0.15%       0.75%         0.00%        0.75%
Aetna Growth and Income VP(3)                     0.50%       0.08%       0.58%           --         0.58%
Aetna Index Plus Bond VP(2)(3)                    0.30%       0.26%       0.56%         0.11%        0.45%
Aetna Index Plus Large Cap VP(2)(3)               0.35%       0.10%       0.45%         0.00%        0.45%
Aetna Index Plus Mid Cap VP(2)(3)                 0.40%       0.51%       0.91%         0.31%        0.60%
Aetna Index Plus Small Cap VP(2)(3)               0.40%       0.61%       1.01%         0.41%        0.60%
Aetna Legacy VP(2)(3)                             0.60%       0.16%       0.76%         0.00%        0.76%
Aetna Money Market VP(3)                          0.25%       0.09%       0.34%           --         0.34%
Aetna Value Opportunity VP(2)(3)                  0.60%       0.14%       0.74%         0.00%        0.74%
Calvert Social Balanced Portfolio(4)              0.70%       0.18%       0.88%         0.02%        0.86%
Fidelity VIP Equity-Income Portfolio(5)           0.49%       0.09%       0.58%         0.01%        0.57%
Fidelity VIP High Income Portfolio(5)             0.58%       0.12%       0.70%         0.00%        0.70%
Fidelity VIP II Asset Manager Portfolio(5)        0.54%       0.10%       0.64%         0.01%        0.63%
Fidelity VIP II Contrafund Portfolio(5)           0.59%       0.11%       0.70%         0.04%        0.66%
Fidelity VIP II Index 500 Portfolio(5)            0.24%       0.11%       0.35%         0.07%        0.28%
Janus Aspen Aggressive Growth Portfolio(6)        0.72%       0.03%       0.75%         0.00%        0.75%
Janus Aspen Growth Portfolio(6)                   0.72%       0.03%       0.75%         0.07%        0.68%
Janus Aspen Worldwide Growth Portfolio(6)         0.67%       0.07%       0.74%         0.02%        0.72%
Lexington Emerging Markets Fund, Inc.(7)          0.85%       1.23%       2.08%         0.00%        2.50%
Lexington Natural Resources Trust(7)              1.00%       0.29%       1.29%         0.00%        2.50%
MFS Total Return Series(8)                        0.75%       0.16%       0.91%         0.00%        0.91%
Oppenheimer Global Securities Fund/VA(9)          0.68%       0.06%       0.74%           --         0.74%
Oppenheimer Strategic Bond Fund/VA(9)             0.74%       0.06%       0.80%           --         0.80%
Portfolio Partners MFS Emerging Equities
  Portfolio(10)                                   0.68%       0.13%       0.81%         0.00%        0.83%
Portfolio Partners MFS Research Growth
  Portfolio(10)                                   0.70%       0.15%       0.85%           --         0.85%
Portfolio Partners MFS Value Equity
  Portfolio(10)                                   0.65%       0.25%       0.90%           --         0.90%
Portfolio Partners Scudder International
  Growth Portfolio(10)                            0.80%       0.20%       1.00%           --         1.00%
Portfolio Partners T. Rowe Price Growth
  Equity Portfolio(10)                            0.60%       0.15%       0.75%           --         0.75%

Footnotes to the "Fees Deducted by the Funds" Table

 (1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors.

 (2) The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual Expenses do not exceed the percentage reflected under Net Fund Annual Expenses After Waivers or Reductions.

 (3) Prior to May 1, 1998, the portfolio's investment adviser provided administrative services to the portfolio and assumed the portfolio's ordinary recurring direct costs under an administrative services agreement. After that date, the portfolio's investment adviser provided administrative services but no longer assumed all of the portfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the new administrative services agreement and estimates the portfolio's ordinary recurring direct costs.

 (4) The figures above are based on expenses for fiscal year 1998, and have been restated to reflect the elimination of a performance adjustment. The restatement includes the addition of 0.01% to the portfolio management fee. Other Expenses reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. Amounts shown under Total Waivers and Reductions reflect a voluntary reduction of fees paid indirectly.

 (5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under Total Waivers and Reductions.

 (6) All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Growth and Worldwide Growth Portfolios reduce the Management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Janus Capital has agreed to continue the other waivers and fee reduction until at least the next annual renewal of the advisory agreement.

 (7) For 1998, the fund's investment adviser voluntarily agreed to limit the total expenses of the fund (excluding interest, taxes, brokerage commissions, and extraordinary expense, but including management fees and operating expenses) to an annual rate of 2.50% of the fund's average daily net assets. This voluntary agreement will remain in effect through December 31, 1999.

 (8) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

 (9) Fee waiver/expense reimbursement obligations do not apply to these portfolios.

(10) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above. For the Portfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1998 were less than the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 1999 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Examples

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted a mortality and expense risk charge of 1.25% annually. The total fund expenses are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

--------------------------------------------
> These examples are purely hypothetical

> They should not be considered a
  representation of past or future expenses or expected returns

> Actual fees and/or returns may be more or
  less than those shown in these examples
--------------------------------------------

                                                                    EXAMPLE A
                                                                    ---------
                                                       If you withdraw your entire account
                                                     value at the end of the periods shown,
                                                        you would pay the following fees,
                                                         including any applicable Early
                                                          Withdrawal Charge assessed:*
                                                     1 Year   3 Years   5 Years   10 Years
                                                     ------   -------   -------   --------
Aetna Ascent VP                                       $72      $117      $166      $233
Aetna Balanced VP, Inc.                               $70      $113      $158      $216
Aetna Bond VP                                         $69      $110      $154      $206
Aetna Crossroads VP                                   $72      $117      $166      $233
Aetna Growth and Income VP                            $70      $112      $157      $215
Aetna Index Plus Bond VP                              $70      $112      $157      $213
Aetna Index Plus Large Cap VP                         $69      $109      $151      $201
Aetna Index Plus Mid Cap VP                           $73      $122      $173      $249
Aetna Index Plus Small Cap VP                         $74      $125      $178      $260
Aetna Legacy VP                                       $72      $118      $166      $234
Aetna Money Market VP                                 $68      $105      $146      $189
Aetna Value Opportunity VP                            $72      $117      $165      $232
Calvert Social Balanced Portfolio                     $73      $121      $172      $246
Fidelity VIP Equity-Income Portfolio                  $70      $112      $157      $215
Fidelity VIP High Income Portfolio                    $71      $116      $163      $227
Fidelity VIP II Asset Manager Portfolio               $71      $114      $160      $221
Fidelity VIP II Contrafund Portfolio                  $71      $116      $163      $227
Fidelity VIP II Index 500 Portfolio                   $68      $106      $146      $190
Janus Aspen Aggressive Growth Portfolio               $72      $117      $166      $233
Janus Aspen Growth Portfolio                          $72      $117      $166      $233
Janus Aspen Worldwide Growth Portfolio                $72      $117      $165      $232
Lexington Emerging Markets Fund, Inc.                 $84      $155      $228      $362
Lexington Natural Resources Trust                     $77      $133      $192      $288
MFS Total Return Series                               $73      $122      $173      $249
Oppenheimer Global Securities Fund/VA                 $72      $117      $165      $232
Oppenheimer Strategic Bond Fund/VA                    $72      $119      $168      $238
Portfolio Partners MFS Emerging Equities Portfolio    $72      $119      $169      $239
Portfolio Partners MFS Research Growth Portfolio      $73      $120      $171      $243
Portfolio Partners MFS Value Equity Portfolio         $73      $122      $173      $248
Portfolio Partners Scudder International Growth
  Portfolio                                           $74      $125      $178      $258
Portfolio Partners T. Rowe Price Growth Equity
  Portfolio                                           $72      $117      $166      $233

                                                                   EXAMPLE B
                                                                   ---------
                                                        If you leave your entire account
                                                       value invested or if you select an
                                                       income phase payment option at the
                                                      end of the periods shown, you would
                                                        pay the following fees (no Early
                                                       Withdrawal Charge is reflected):**
                                                     1 Year   3 Years   5 Years   10 Years
                                                     ------   -------   -------   --------
Aetna Ascent VP                                       $20      $ 63      $108      $233
Aetna Balanced VP, Inc.                               $19      $ 58      $100      $216
Aetna Bond VP                                         $18      $ 55      $ 95      $206
Aetna Crossroads VP                                   $20      $ 63      $108      $233
Aetna Growth and Income VP                            $19      $ 58      $ 99      $215
Aetna Index Plus Bond VP                              $18      $ 57      $ 98      $213
Aetna Index Plus Large Cap VP                         $17      $ 54      $ 92      $201
Aetna Index Plus Mid Cap VP                           $22      $ 68      $116      $249
Aetna Index Plus Small Cap VP                         $23      $ 71      $121      $260
Aetna Legacy VP                                       $20      $ 63      $108      $234
Aetna Money Market VP                                 $16      $ 50      $ 87      $189
Aetna Value Opportunity VP                            $20      $ 62      $107      $232
Calvert Social Balanced Portfolio                     $22      $ 67      $114      $246
Fidelity VIP Equity-Income Portfolio                  $19      $ 58      $ 99      $215
Fidelity VIP High Income Portfolio                    $20      $ 61      $105      $227
Fidelity VIP II Asset Manager Portfolio               $19      $ 59      $102      $221
Fidelity VIP II Contrafund Portfolio                  $20      $ 61      $105      $227
Fidelity VIP II Index 500 Portfolio                   $16      $ 51      $ 87      $190
Janus Aspen Aggressive Growth Portfolio               $20      $ 63      $108      $233
Janus Aspen Growth Portfolio                          $20      $ 63      $108      $233
Janus Aspen Worldwide Growth Portfolio                $20      $ 62      $107      $232
Lexington Emerging Markets Fund, Inc.                 $34      $102      $174      $362
Lexington Natural Resources Trust                     $26      $ 79      $135      $288
MFS Total Return Series                               $22      $ 68      $116      $249
Oppenheimer Global Securities Fund                    $20      $ 62      $107      $232
Oppenheimer Strategic Bond Fund                       $21      $ 64      $110      $238
Portfolio Partners MFS Emerging Equities Portfolio    $21      $ 65      $111      $239
Portfolio Partners MFS Research Growth Portfolio      $21      $ 66      $113      $243
Portfolio Partners MFS Value Equity Portfolio         $22      $ 67      $115      $248
Portfolio Partners Scudder International Growth
  Portfolio                                           $23      $ 70      $120      $258
Portfolio Partners T. Rowe Price Growth Equity
  Portfolio                                           $20      $ 63      $108      $233

-----------------
 * This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

** This example does not apply if during the income phase, a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within 3 years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Condensed Financial Information
--------------------------------------------------------------------------------
Understanding Condensed Financial Information. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.


Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending on the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

> Fund Descriptions. We provide brief descriptions of the funds in Appendix III.
  Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the Opportunity Plus Processing Office at the address and phone number listed in "Contract Overview" or by contacting SEC's website or the the SEC Public Reference Room.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options

o Choose options appropriate for you. Your Aetna representative can help you evaluate which funds or fixed interest options may be appropriate for your financial goals.

o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------

Limits on Option Availability. Some funds and fixed interest options may not be available through certain contracts or plans. We may add, withdraw or substitute funds, subject to the conditions in the contract and regulatory requirements.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time during the accumulation phase of your account. If you have an outstanding loan, you may currently make a total of 18 cumulative selections over the life of your account. Each subaccount, the Fixed Account and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

> Shared--bought by more than one company

> Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share values to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.


Transfers
--------------------------------------------------------------------------------
Transfers Among Investment Options. During the accumulation phase, you may transfer among investment options. You may make a request in writing, by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I and II. You may not make transfers once you enter the income phase.

Value of Transferred Dollars. The value of amounts transferred in or out of the funds will be based on the subaccount unit values next determined after we receive your request in good order at the Opportunity Plus Processing Office. (See "Contract Overview -- Questions.")

Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


Contract Purchase or Participation
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts available for purchase are deferred annuity contracts that the Company offers in connection with retirement plans under Code Section 403(b). The plans are established by school boards and public universities in the state of New York, for participants who are members and agency fee payers of the New York State United Teachers Trust (NYSUT) and United University Professions (UUP).

There are two group deferred variable annuity contracts:

(1) Single purchase payments contracts issued for lump sum transfers to us of amounts accumulated under a pre-existing plan; and
(2) Installment purchase payment contracts established to accept continuing periodic payments.

We reserve the right to set a minimum purchase payment on single purchase payment contracts. Lump sum transfers below this minimum will be applied to an installment purchase payment contract.

Purchasing the Contract. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to the Opportunity Plus Processing Office. (See "Contract Overview -- Questions.") If your enrollment is accepted, we establish an account for you under the contract(s). Your account includes amounts held under both the installment purchase payment contract and the single purchase payment contract.

Acceptance or Rejection of Applications or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

Allocation of Payments. You direct us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. (See "Investment Options" and "Transfers.")


Contract Ownership and Rights
--------------------------------------------------------------------------------
Who owns the Contract? The contract holder. This is the person or entity to whom we issue the contract, usually your employer.

Who Owns Money Accumulated under the Contract? We establish an account for you under the contracts. You have all the rights to the value of your account.

What Rights Do I Have under The Contract? You hold all rights under the contract and may make all elections for your account.


Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. You or the contract holder may cancel your purchase within ten days after receiving the contract (or other document evidencing your interest) by returning it to the Opportunity Plus Processing Office along with a written notice of cancellation.

Refunds. We will produce a refund to you or the contract holder not later than seven days after we receive the contract or other document evidencing your interest and the written notice of cancellation at the Opportunity Plus Processing Office. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to those contributions allocated to the variable investment options.

[Begin sidebar]

Types of Fees

There are three types of fees your account may incur:

> Transaction Fees
  o Early Withdrawal Charge

> Fees Deducted from the Subaccounts
  o Mortality and Expense Risk Charge
  o Administrative Expense Charge

> Fees Deducted by the Funds
  o Investment Advisory Fees
  o Other Expenses

Terms to Understand in the Schedules

> Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

> Purchase Payment Period (for installment purchase payment contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed can not exceed the number of account years completed, regardless of the number of payments made.

[End sidebar]

Fees
--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

Transaction Fees

Early Withdrawal Charge

Under installment purchase payment contracts, withdrawals of all or a portion of your account value may be subject to a charge. There is no early withdrawal charge for single purchase payment contracts.

Amount. The charge is a percentage of the amount withdrawn. The percentage will be determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 8.5% of total payments to your account.

Purpose. This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses will be covered by our general assets which are attributable in part to the mortality and expense risk charge described in this section.

Early Withdrawal Charge Schedules:

--------------------------------------------------------------------
             Installment Purchase Payment Contracts
--------------------------------------------------------------------
 Purchase Payment Periods Completed     |    Early Withdrawal Charge
 Fewer than 5                           |           5%
 5 or more but fewer than 7             |           4%
 7 or more but fewer than 9             |           3%
 9 or more but fewer than 10            |           2%
 10 or more                             |           0%

-------------------------------------------------------------------

Free Withdrawals. If you are between the ages of 591/2 and 701/2, you may withdraw up to 10% of your account value during each calendar year without being charged a withdrawal fee. The free withdrawal only applies to the first partial withdrawal you make in each calendar year. The 10% amount will be based on your account value calculated on the valuation date next following our receipt of your request for withdrawal. Outstanding contract loans are excluded from the account value when calculating the 10% free withdrawal amount.

The free withdrawal will not apply:

> To a full withdrawal of your account

> To partial withdrawals due to a default on a contract loan

> If ECO or SWO is elected

Waiver. The early withdrawal charge is waived for portions of a withdrawal where one or more of the following apply:

> Used to provide payments to you during the income phase

> Paid because of your death before income phase payments begin

> Paid where your account value is $2,500 or less and no part of the account has been taken as a withdrawal or a loan or used to provide income phase payments within the prior 12 months

> Taken because of the election of a systematic distribution option (See
  "Systematic Distribution Options")

> Taken when you are 59-1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods

> Withdrawn due to disability as specified in the Tax Code

> Taken on or after the tenth anniversary of the effective date of the account

> Due to a financial hardship as defined in the Tax Code

> Withdrawn due to your separation from service with your current employer, while meeting the age and service requirements to receive benefits under the New York State Teachers' or Employee's Retirement Systems (even if you are not a member of either system)

> Withdrawn from the portion of the account value invested in the subaccounts and/or GAA attributable to payments made on or after April 1, 1995. This waiver does not apply to:

  > Amounts deposited in the Fixed Account

  > Amounts deposited in a subaccount or GAA but then transferred to the Fixed
    Account; or

  > Amounts that came from the Fixed Account but were then transferred to a subaccount or GAA

  > For any withdrawal, the account value of the payments made on or after April
    1, 1995 will be withdrawn first, then the remaining value will be used to satisfy the disbursement request.

Early Withdrawal Charge Schedule For GAA For Certain New York Contracts

The following schedule applies to withdrawals from GAA under installment purchase payment master contracts issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed account years.

-----------------------------------------------------------------
         Installment Purchase Payment Contracts
-----------------------------------------------------------------
 Account Years Completed                  Early Withdrawal Charge
 Fewer than 3                     |               5%
 3 or more but fewer than 4       |               4%
 4 or more but fewer than 5       |               3%
 5 or more but fewer than 6       |               2%
 6 or more but fewer than 7       |               1%
 7 or more                        |               0%

-----------------------------------------------------------------

Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Amount. 1.25% annually of your account value invested in the subaccounts.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

Purpose. The fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25% We currently do not impose this fee. We reserve the right, however, to charge up to 0.25% on an annual basis from your account value invested in the funds.

When/How. If imposed, we will deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Fund Expenses

Amount. Each fund determines its own advisory fee and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

Purpose. These amounts help to pay the funds' investment advisor and operating expenses.

Premium and Other Taxes. Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income option. We reserve the right to deduct a state premium tax at any time from the purchase payment(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. (See "Taxation.")

Your Account Value
--------------------------------------------------------------------------------
During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the fixed interest options, including interest earnings to date

> Less any deductions from the fixed interest options (e.g. withdrawals, fees)

> Plus the current dollar value of amounts invested in the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation, minus;

> The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

> Divided by the total value of the subaccount units at the preceding valuation;

> Less a daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.


[Begin flow chart information]

                              ---------------------
                               $5,000 contribution
                              ---------------------
                               Step 1 [down arrow]
                   ------------------------------------------
                    Aetna Life Insurance and Annuity Company
                   ------------------------------------------
                               Step 2 [down arrow]
                   ------------------------------------------
                           Variable Annuity Account C
                   ------------------------------------------
                    Subaccount A   Subaccount B    Etc.
                    300            80
                    accumulation   accumulation
                    units          units
                   ------------------------------------------
                        [down arrow] Step 3 [down arrow]
                   -------------   ------------
                      Fund A          Fund B
                   -------------   ------------

[End flow chart information]

Step 1: An Investor contributes $5000

Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

[Begin sidebar]

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

> Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

> Market Value Adjustment (see Appendix I)

> Tax Penalty (see "Taxation")

> Tax Withholding (see "Taxation")

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--
Questions."

[End sidebar]

Withdrawals
--------------------------------------------------------------------------------
Making a Withdrawal. Subject to the Tax Code withdrawal restrictions described below, you may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making A Withdrawal. You must:

> Select the Withdrawal Amount

1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account.

> Select Investment Options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.

> Properly complete a disbursement form and submit it to the Opportunity Plus
  Processing Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either: (1) As of the next valuation after we receive a request for withdrawal in good order at the Opportunity Plus Processing Office, or (2) On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

Withdrawal Restrictions from 403(b) Plans. Section 403(b) (11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59-1/2, separation from service or financial hardship, of the following:

1) Salary reduction contributions made after December 31, 1988 and;

2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988.

Reinvestment Privilege. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

[Begin sidebar]

Features of a Systematic Distribution Option (SDO)

An SDO allows the contract holder to elect for you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.

[End sidebar]

Systematic Distribution Options
--------------------------------------------------------------------------------
Availability of Systematic Distribution Options (SDOs). To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what SDO's are available, check with the contract holder or the Company at the Opportunity Plus Processing Office.

The SDOs currently available under the contract include the following:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract. You may not elect this option if you have an outstanding contract loan.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

  Under ECO, we calculate the minimum distribution amount required by law at the later of age 701/2 or retirement and pay you that amount once a year.

> Other Systematic Distribution Options. We may add additional SDOs from time to time. You may obtain additional information relating to any of the SDOs from your local representative or from the Company at the Opportunity Plus Processing Office.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the SDOs at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once an SDO is elected, you may revoke it at any time by submitting a written request to the Opportunity Plus Processing Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other SDO be elected unless the Tax Code permits it.

Charges and Taxation. When you elect an SDO, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through an SDO may have tax consequences. If you are concerned about tax implications consult a tax advisor before one of these options is elected.

[Begin sidebar]

During the Income Phase

This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "Income Phase".

[End sidebar]

Death Benefit
--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account.

During the Accumulation Phase

Payment Process

1. Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order

2. The payment request should include selection of a benefit payment option

3. Within seven days after we receive proof of death acceptable to us and payment request in good order at the Opportunity Plus Processing Office, we will mail payment, unless otherwise requested

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

> Lump sum payment

> Payment in accordance with any of the available income phase payment options
  (see "The Income Phase--Payment Options")

> If the beneficiary is your spouse, payment in accordance with an available SDO
  (See "Systematic Distribution Options")

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

> Leaving your account value invested in the contract; or

> Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options (See "The Income Phase--Payment Options.")

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. (See "Taxation" for additional information.)

[Begin sidebar]

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

[End sidebar]

The Income Phase
--------------------------------------------------------------------------------
During the income phase you receive payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of the following:

> Start date

> Payment option (see the payment options table in this section)

> Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

> Choice of fixed or variable payments

> Selection of an assumed net investment rate (only if variable payments are elected)

The account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include: your age, your account value, the payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

Fixed Payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your income payments will be held in the subaccount(s) selected or a combination of subaccounts and the general account. The contracts may restrict the subaccounts available during the income phase, and you may not make transfers once you enter the income phase. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected, is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending on the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Opportunity Plus Processing Office. (See "Contract Overview--Questions.")

Minimum Payment Amounts. The payment option selected must result in one or both of the following:

> A first payment of at least $20

> Total yearly payments of at least $100

If your account value is too low to meet these minimum payment amounts, you must elect a lump sum payment.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable payments and a nonlifetime payment option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. We may also deduct a daily administrative charge from amounts held in the subaccounts. (See "Fees.")

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the Opportunity Plus Processing Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. (See "Taxation.")

Payment Options

The following tables list the payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

--------------------------------------------------------------------------------------------------------------------------------
                                                    Lifetime Payment Options
--------------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
 Life Income      made should the annuitant die prior to the second payment's due date.
                  Death Benefit--None: All payments end upon the annuitant's death.
--------------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of
 Life Income--    5-20 years or as otherwise specified in the contract.
 Guaranteed       Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Payments         guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                  Continuing Payments:
 Life Income--    (a) This option allows a choice of 100%, 662/3% or 50% of the payment to continue to the
 Two Lives        surviving annuitant after the first death; or
                  (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                  of the payment to continue to the second annuitant on the annuitant's death.
                  Death Benefit--None: Payments end after the deaths of both annuitants.
--------------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.
 Life Income--    Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first
 Two Lives--      death.
 Guaranteed       Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments         payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested)
                  equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------------------------------------------------------
                                                   Nonlifetime Payment Options
--------------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years.
                  In certain cases a lump sum payment may be requested at any time (see below).
 Nonlifetime--    Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Guaranteed       guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal
 Payments         to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.
--------------------------------------------------------------------------------------------------------------------------------

Lump Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. (See "Fees--Early Withdrawal Charge.") Lump sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Opportunity Plus Processing Office

Calculation of Lump Sum Payments. If a lump sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for fixed payments, or the 3-1/2% or 5% assumed net investment rate for variable payments.)
--------------------------------------------------------------------------------

[Begin sidebar]

In This Section

> Introduction

> The Contract

> Withdrawals and other Distributions
  o Taxation of Distributions
  o 10% Penalty Tax
  o Withholding for Federal Income Tax Liability

> Minimum Distribution Requirements

> Assignment or Transfer of Contracts

> Exclusion from Gross Income

> Restrictions on Distributions

> Taxation of Gains Prior to Distribution

> Taxation of the Company

When consulting a tax advisor, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

[End sidebar]

Taxation
--------------------------------------------------------------------------------
Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

> We do not make any guarantee about the tax treatment of the contract or transaction involving the contract.

--------------------------------------------------------------------------------
 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.
--------------------------------------------------------------------------------

The Contract

The Contract is designed for use with Tax Code section 403(b) plans. Contract holders and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

Withdrawals and Other Distributions

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers, and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions

All distributions from 403(b) plans are taxed as received unless:

> The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

> You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion of the amount may be excluded from gross income according to the rules detailed in the Tax Code.

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax

The Tax Code may impose a 10% penalty tax on the taxable portion of a distribution from a 403(b) plan, unless one or more of the following have occurred:

(a) You have attained age 59-1/2;
(b) You have become totally and permanently disabled,
(c) You have died,
(d) You have separated from service with the plan sponsor at or after age 55,
(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code, or
(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor; or
(g) The distribution is equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Generally, distributions from 403(b) plans are subject to a mandatory 20% federal income tax withholding. However, you or a beneficiary may elect not to have tax withheld from certain distributions. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Minimum Distribution Requirements

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

> Start date for distributions

> The time period in which all amounts in your account(s) must be distributed

> Distribution amounts

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 701/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:

> Over your life or the joint lives of you and your beneficiary, or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract, or

> Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

> Whether life expectancy was recalculated.

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed to the beneficiary by December 31, 2004. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following timeframes:

> Over the life of the beneficiary, or

> Over a period not extending beyond the life expectancy of the beneficiary.

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death.

> December 31 of the calendar year in which you would have attained age 70-1/2.

Assignment or Transfer of Contracts

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the lesser of the following limits set by the Tax Code:

> The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

> The second limit, which is the exclusion allowance under Tax Code section
  403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

  These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

> An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending on certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions

Tax Code section 403(b)(11) restricts the distribution under 403(b) contracts of:

(1) salary reduction contributions made after December 31, 1988;
(2) earnings on those contributions; and
(3) earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Taxation of Gains Prior to Distribution

Generally no amounts accumulated under the 403(b) contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


Other Topics
--------------------------------------------------------------------------------
The Company

Aetna Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
         151 Farmington Avenue
         Hartford Connecticut 06156

Variable Annuity Account C

We established Variable Annuity Account C (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> standardized average annual total returns

> non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Currently, for group contracts used with section 403(b) plans, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Distribution

The Company will serve as the principal underwriter for the securities sold by this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts.

Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to 4% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 2.5% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules.

We may reimburse the distributor for certain expenses. The name of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.

Changes in Beneficiary Designations

The designated Beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company.

Opportunity Plus Processing Office

We established the Opportunity Plus Processing Office to provide administrative support to you and other participants of the Opportunity Plus Program. This office handles enrollment, billing, transfers, redemptions and inquiries. Send forms and correspondence to:

Aetna Life Insurance and Annuity Company
Opportunity Plus Processing Office
P.O. Box 12894
Albany, New York 12212-2894
Telephone Number: 1-800-677-4636

Agreement with the Company

NYSUT Benefit Trust is a non-profit trust organized and existing under the laws of the State of New York. This Trust operates for the benefit of its members and agency fee payers of New York State United Teachers.

The Company (our, we) and NYSUT Benefit Trust agree to the following:

> Sponsorship of the Opportunity Plus program by NYSUT Benefit Trust

> Our provision, to all members and agency fee payers of educational programs focused on financial planning for retirement

> Our employment of trained personnel to conduct these programs exclusively for members

Additionally:

> We reimburse NYSUT Benefit Trust for direct out-of-pocket expenses up to a maximum of $40,000 per year incurred in the promotion of the Opportunity Plus program

> We will pay NYSUT Benefit Trust $46,000 per month through 1999. It utilizes these amounts to enhance benefits to the membership

> We compensate United University Professions $48,000 per year for the use of on-site campus facilities, endorsement of the Opportunity Plus program and for the use of United University Professions payroll slots

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the Exchange is restricted; b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; (c) during any other periods the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Year 2000 Readiness

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna"), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment,
(ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission- critical IT systems was completed year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of Aetna Life Insurance and Annuity Company

You may request an SAI by calling the Opportunity Plus Processing Office at the number listed in "Contract Overview -- Questions."

                                   Appendix I
                         Guaranteed Accumulation Account
--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

> The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

> The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending on when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus

> Tax Penalties and/or Tax withholding--see "Taxation"

> Early Withdrawal Charge--see "Fees"

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA).

If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

> Short-term--three years or fewer

> Long-term--ten years or less, but greater than three years

At the end of a guaranteed term, you may:

> Transfer dollars to a new guaranteed term

> Transfer dollars to other available investment options

> Withdraw dollars

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

Borrowing Against Amounts held in GAA. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we will distribute as a loan.

Reinvesting Amounts Withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                   Appendix II
                                  Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations. The Fixed Account is only available under installment purchase payment contracts.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. (See "Fees--Early Withdrawal Charge.")

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year. However, we only allow you to transfer amounts which equal your account value in the Fixed Account multiplied by the current maximum percentage of the transfer allowed (the "window") minus any previous transfers you made from this option during the calendar year. We will waive the transfer limit when your account value in the Fixed Account is $1000 or less.

Income Phase. By notifying the Opportunity Plus Processing at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

Contract Loans. Contract loans may be made from account values held in Fixed Account.

                                  Appendix III
                                Fund Descriptions
--------------------------------------------------------------------------------

The contract holder may designate some or all of the mutual funds described below as variable funding options under a contract.

Availability of funds may vary. See "Investment Options" for availability and other information.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

> Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

> Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

> Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

> Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)

> Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is designed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

> Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

> Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Bond VP seeks maximum total return, consistent with preservation of capital, primarily through investment in a diversified portfolio of fixed-income securities, which will be chosen to substantially replicate the characteristics of the Lehman Brothers Aggregate Bond Index (LBAB), an unmanaged index comprised of approximately 6,900 securities.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

> Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.(1)(a)

> Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed, nondiversified portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(2)

> Fidelity Variable Insurance Products Fund (VIP)--Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(3)

> Fidelity Variable Insurance Products Fund (VIP)--High Income Portfolio seeks a high level of current income while also considering growth of capital.(3)

> Fidelity Variable Insurance Products Fund II (VIP)--Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.(3)

> Fidelity Variable Insurance Products Fund II (VIP II)--Contrafund Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(3)

> Fidelity Variable Insurance Products Fund II (VIP II)--Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.(3a)

> Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1998, they ranged from approximately $142 million to $73 billion.(4)

> Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(4)

> Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(4)

> Lexington Emerging Markets Fund, Inc. seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. Investments in emerging markets involve risks not present in domestic markets. See the Fund's prospectus for information on risks inherent in this investment.(5)

> Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.

  Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May
  1, 1998. As soon as all those who have current allocations to the subaccount under the will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).(5)(a)

> MFS Total Return Series primarily seeks to provide above average income
  (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to take advantage of opportunities for growth of capital and income. The series is a "balanced fund." Under normal market conditions, the series invests (i) at least 40%, but not more than 75%, of its net assets in equity securities; and
  (ii) at least 25% of its net assets in non-convertible fixed income securities.(6)

> Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.(7)

> Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in (i) foreign government and corporate debt securities,
  (ii) securities of the U.S. Government and its agencies and instrumentalities ("U.S. Government securities"), and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative. Current income is not an objective.(7)

> Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks to provide long-term growth of capital.(8)(a)

> Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8)(a)

> Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation.(8)(a)

> Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital.(8)(b)

> Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth and, secondarily, increasing dividend income.(8)(c)

Investment Advisers for each of the Funds:

(1) Aeltus Investment Management, Inc. (adviser)
    (a) Bradley, Foster & Sargent, Inc. (subadviser)
(2) Calvert Asset Management Company, Inc.
(3) Fidelity Management & Research Company (adviser)
    (a) Bankers Trust Company (subadviser)
(4) Janus Capital Corporation
(5) Lexington Management Corporation (adviser)
    (a) Market Systems Research Advisors, Inc. (subadviser)
(6) Massachusetts Financial Services Company ("MFS")
(7) OppenheimerFunds, Inc.
(8) Aetna Life Insurance and Annuity Company (adviser);
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

                                   Appendix IV
                         Condensed Financial Information
    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

                                1998              1997            1996          1995
                                ----              ----            ----          ----
AETNA ASCENT VP
Value at beginning of
 period                       $15.422           $13.291(1)
Value at end of period        $15.886           $15.422
Number of accumulation
 units outstanding at
 end of period                 21,430               380
AETNA BALANCED
 VP, INC
Value at beginning of
 period                       $24.700           $20.419           $17.954       $14.270
Value at end of period        $28.524           $24.700           $20.419       $17.954
Number of accumulation
 units outstanding at
 end of period              2,294,877         2,160,305         2,716,641     9,193,181
AETNA BOND VP
Value at beginning of
 period                       $51.330           $47.992           $46.913       $40.173
Value at end of period        $54.819           $51.330           $47.992       $46.913
Number of accumulation
 units outstanding at
 end of period                994,987           959,336           835,724     2,377,622
AETNA
 CROSSROADS VP
Value at beginning of
 period                       $14.456           $12.577(1)
Value at end of period        $15.120           $14.456
Number of accumulation
 units outstanding at
 end of period                 31,468               873
AETNA GROWTH
 AND INCOME VP
Value at beginning of
 period                      $217.359          $169.448          $137.869       $105.558
Value at end of period       $245.765          $217.359          $169.448       $137.869
Number of accumulation
 units outstanding at
 end of period              1,747,097         1,826,355         2,071,139     6,364,000
AETNA INDEX PLUS
 BOND VP
Value at beginning of
 period                       $10.128(3)
Value at end of period        $10.578
Number of accumulation
 units outstanding at
 end of period                134,777
AETNA INDEX PLUS
 LARGE CAP VP
Value at beginning of
 period                       $14.444           $14.493(13)
Value at end of period        $18.772           $14.444
Number of accumulation
 units outstanding at
 end of period              1,302,825            17,771
AETNA INDEX PLUS
 MID CAP VP
Value at beginning of
 period                        $9.928(3)
Value at end of period        $11.338
Number of accumulation
 units outstanding at
 end of period                 35,201

                              1994           1993           1992           1991           1990            1989
                              ----           ----           ----           ----           ----            ----
AETNA ASCENT VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
AETNA BALANCED
 VP, INC
Value at beginning of
 period                        $14.519        $13.379        $12.736        $10.896        $10.437       $10.000(2)
Value at end of period         $14.270        $14.519        $13.379        $12.736        $10.896       $10.437
Number of accumulation
 units outstanding at
 end of period              21,990,186     30,784,750     34,802,433     22,898,099     17,078,985     9,535,986
AETNA BOND VP
Value at beginning of
 period                        $42.283        $39.038        $36.789        $31.192        $28.943       $25.574
Value at end of period         $40.173        $42.283        $39.038        $36.789        $31.192       $28.943
Number of accumulation
 units outstanding at
 end of period               5,108,720      8,210,666      8,507,292      7,844,412      6,984,793     6,202,834
AETNA
 CROSSROADS VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
AETNA GROWTH
 AND INCOME VP
Value at beginning of
 period                       $107.925       $102.383        $97.165        $77.845        $76.311       $59.871
Value at end of period        $105.558       $107.925       $102.383        $97.165        $77.845       $76.311
Number of accumulation
 units outstanding at
 end of period              13,966,072     21,148,863     24,201,565     20,948,226     18,362,906    17,142,820
AETNA INDEX PLUS
 BOND VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
AETNA INDEX PLUS
 LARGE CAP VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
AETNA INDEX PLUS
 MID CAP VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period

--------------------------------------------------------------------------------

                               1998             1997            1996            1995
                               ----             ----            ----            ----
AETNA INDEX PLUS
 SMALL CAP VP
Value at beginning of
 period                       $10.193(3)
Value at end of period         $9.157
Number of accumulation
 units outstanding at
 end of period                 81,388
AETNA LEGACY VP
Value at beginning of
 period                       $13.491          $12.296(4)
Value at end of period        $14.248          $13.491
Number of accumulation
 units outstanding at
 end of period                 95,526            2,279
AETNA MONEY
 MARKET VP
Value at beginning of
 period                       $41.174          $39.528          $37.988       $36.271
Value at end of period        $42.883          $41.174          $39.528       $37.988
Number of accumulation
 units outstanding at
 end of period                564,537          455,502          597,656     1,836,260
AETNA VALUE
 OPPORTUNITY VP
Value at beginning of
 period                       $11.472(3)
Value at end of period        $12.088
Number of accumulation
 units outstanding at
 end of period                 33,957
CALVERT SOCIAL
 BALANCED
 PORTFOLIO
Value at beginning of
 period                       $23.675          $19.965          $17.951       $13.990
Value at end of period        $27.186          $23.675          $19.965       $17.951
Number of accumulation
 units outstanding at
 end of period                917,567          929,282          898,279       856,361
FIDELITY VIP EQUITY-
 INCOME PORTFOLIO
Value at beginning of
 period                       $16.587          $13.110          $11.617       $10.000(6)
Value at end of period        $18.285          $16.587          $13.110       $11.617
Number of accumulation
 units outstanding at
 end of period              2,533,673        2,139,178        1,454,755       628,582
FIDELITY VIP II ASSET
 MANAGER PORTFOLIO
Value at beginning of
 period                       $14.715          $12.349          $10.912        $9.447
Value at end of period        $16.719          $14.715          $12.349       $10.912
Number of accumulation
 units outstanding at
 end of period              1,596,943        1,576,603        1,384,927     1,316,916
FIDELITY VIP II
 CONTRAFUND
 PORTFOLIO
Value at beginning of
 period                       $17.276          $14.092          $11.763       $10.000(6)
Value at end of period        $22.177          $17.276          $14.092       $11.763
Number of accumulation
 units outstanding at
 end of period              3,333,320        2,706,862        1,522,169       525,476
FIDELITY VIP II
 INDEX 500
 PORTFOLIO
Value at beginning of
 period                       $18.662          $14.240          $11.740       $10.000(6)
Value at end of period        $23.650          $18.662          $14.240       $11.740
Number of accumulation
 units outstanding at
 end of period              3,947,187        3,093,080        1,490,937       290,547

                               1994            1993          1992          1991          1990            1989
                               ----            ----          ----          ----          ----            ----
AETNA INDEX PLUS
 SMALL CAP VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
AETNA LEGACY VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
AETNA MONEY
 MARKET VP
Value at beginning of
 period                       $35.282          $34.619       $33.812       $32.138        $30.012       $27.783
Value at end of period        $36.271          $35.282       $34.619       $33.812        $32.138       $30.012
Number of accumulation
 units outstanding at
 end of period              3,679,802        5,086,515     7,534,662     8,430,082     10,220,110     8,286,033
AETNA VALUE
 OPPORTUNITY VP
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
CALVERT SOCIAL
 BALANCED
 PORTFOLIO
Value at beginning of
 period                       $14.640          $13.726       $12.913       $11.233        $10.568       $10.000(5)
Value at end of period        $13.990          $14.640       $13.726       $12.913        $11.233       $10.568
Number of accumulation
 units outstanding at
 end of period                743,464          705,415       503,006       355,851        148,576        20,710
FIDELITY VIP EQUITY-
 INCOME PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
FIDELITY VIP II ASSET
 MANAGER PORTFOLIO
Value at beginning of
 period                       $10.000(7)
Value at end of period         $9.447
Number of accumulation
 units outstanding at
 end of period              1,254,504
FIDELITY VIP II
 CONTRAFUND
 PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
FIDELITY VIP II
 INDEX 500
 PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period

--------------------------------------------------------------------------------

                                1998             1997          1996           1995
                                ----             ----          ----           ----
JANUS ASPEN
 AGGRESSIVE
 GROWTH PORTFOLIO
Value at beginning of
 period                        $18.174           $16.334        $15.323       $12.169
Value at end of period         $24.098           $18.174        $16.334       $15.323
Number of accumulation
 units outstanding at
 end of period               2,142,130         1,939,607     1,893,718     1,280,953
JANUS ASPEN
 GROWTH PORTFOLIO
Value at beginning of
 period                        $16.816           $13.872       $11.859       $10.000(9)
Value at end of period         $22.529           $16.816       $13.872       $11.859
Number of accumulation
 units outstanding at
 end of period               1,354,047         1,109,942       663,945       109,717
JANUS ASPEN
 WORLDWIDE
 GROWTH PORTFOLIO
Value at beginning of
 period                        $18.690           $15.493       $12.158       $10.000(9)
Value at end of period         $23.797           $18.690       $15.493       $12.158
Number of accumulation
 units outstanding at
 end of period               4,687,167         3,873,511     2,090,908       314,653
LEXINGTON EMERGING
 MARKETS FUND, INC.
Value at beginning of
 period                         $7.715            $8.832        $8.323        $8.772
Value at end of period          $5.470            $7.715        $8.832        $8.323
Number of accumulation
 units outstanding at
 end of period                 745,856           750,330       548,618       371,156
LEXINGTON NATURAL
 RESOURCES TRUST
Value at beginning of
 period                        $14.403           $13.611       $10.862        $9.412
Value at end of period         $11.433           $14.403       $13.611       $10.862
Number of accumulation
 units outstanding at
 end of period                 534,962           650,486       587,248       530,562
MFS TOTAL RETURN
 SERIES
Value at beginning of
 period                        $10.182(3)
Value at end of period         $10.531
Number of accumulation
 units outstanding at
 end of period                  36,633
OPPENHEIMER GLOBAL
 SECURITIES FUND/VA
Value at beginning of
 period                        $10.077(11)
Value at end of period         $10.303
Number of accumulation
 units outstanding at
 end of period                  20,548
OPPENHEIMER STRATEGIC
 BOND FUND/VA
Value at beginning of
 period                         $10.055(3)
Value at end of period          $9.935
Number of accumulation
 units outstanding at
 end of period                 100,555

                                1994           1993        1992        1991       1990          1989
                                ----           ----        ----        ----       ----          ----
JANUS ASPEN
 AGGRESSIVE
 GROWTH PORTFOLIO
Value at beginning of
 period                        $10.000(8)
Value at end of period         $12.169
Number of accumulation
 units outstanding at
 end of period                 393,553
JANUS ASPEN
 GROWTH PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
JANUS ASPEN
 WORLDWIDE
 GROWTH PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
LEXINGTON EMERGING
 MARKETS FUND, INC.
Value at beginning of
 period                        $10.000(10)
Value at end of period          $8.772
Number of accumulation
 units outstanding at
 end of period                 144,750
LEXINGTON NATURAL
 RESOURCES TRUST
Value at beginning of
 period                        $10.071         $9.193      $9.018      $9.608   $11.441        $10.000(5)
Value at end of period          $9.412        $10.071      $9.193      $9.018    $9.608        $11.441
Number of accumulation
 units outstanding at
 end of period                 533,016        341,771     198,338     144,139    75,052         11,481
MFS TOTAL RETURN
 SERIES
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
OPPENHEIMER GLOBAL
 SECURITIES FUND/VA
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period
OPPENHEIMER STRATEGIC
 BOND FUND/VA
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at
 end of period

--------------------------------------------------------------------------------

                             1998             1997         1996   1995   1994   1993   1992   1991   1990   1989
                             ----             ----         ----   ----   ----   ----   ----   ----   ----   ----
PORTFOLIO
 PARTNERS MFS
 EMERGING EQUITIES
 PORTFOLIO
Value at beginning of
 period                      $15.046        $15.236(12)
Value at end of period       $19,268        $15.046
Number of accumulation
 units outstanding at
 end of period             3,101,880      2,707,904
PORTFOLIO
 PARTNERS MFS
 RESEARCH GROWTH
 PORTFOLIO
Value at beginning of
 period                      $11.960        $12.195(12)
Value at end of period       $14.528        $11.960
Number of accumulation
 units outstanding at
 end of period             1,379,653        232,418
PORTFOLIO
 PARTNERS MFS
 VALUE EQUITY
 PORTFOLIO
Value at beginning of
 period                      $23.440        $23.106(12)
Value at end of period       $29.339        $23.440
Number of accumulation
 units outstanding at
 end of period             2,244,308      2,018,219
PORTFOLIO PARTNERS
 SCUDDER
 INTERNATIONAL
 GROWTH PORTFOLIO
Value at beginning of
 period                      $17.709        $17.490(12)
Value at end of period       $20.829        $17.709
Number of accumulation
 units outstanding at
 end of period             2,962,631      3,237,710
PORTFOLIO PARTNERS
 T ROWE PRICE
 GROWTH PORTFOLIO
Value at beginning of
 period                      $16.608        $16.276(12)
Value at end of period       $20.929        $16.608
Number of accumulation
 units outstanding at
 end of period             1,564,888      1,317,058

-----------------
(1) Funds were first received in this option during February 1997.

(2) The initial accumulation unit value was established at $10.000 on June 23, 1989, the date on which the fund commenced operations.

(3) Funds were first received in this option during May 1998.

(4) Funds were first received in this option during May 1997.

(5) The initial accumulation unit value was established at $10.000 on May 31, 1989, the date on which the fund became available under the contract.

(6) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.

(7) The initial accumulation unit value was established at $10.000 during March 1994, when funds were first received under this option.

(8) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.

(9) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.

(10) Funds were first received in this option during October 1994.

(11) Funds were first received in this option during June 1998.

(12) Funds were first received in this option during November 1997.

(13) Funds were first received in this option during December 1997.

                          For Master Applications Only
--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account C Opportunity Plus group deferred variable annuity prospectus dated May 3, 1999 as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

___ Please send an Account C Statement of Additional Information (Form No. SAI.75962-99) dated May 3, 1999.


--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                      DATE

PROS.75962-99

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 3, 1999
                                       for
                                OPPORTUNITY PLUS
                Group Variable Multiple Option Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 3, 1999.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                       Opportunity Plus Processing Office
                                 P. O. Box 12894
                           Albany, New York 12212-2894
                                 1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                                      Page

General Information and History.................................................        2
Variable Annuity Account C......................................................        3
Offering and Purchase of Contracts..............................................        3
Performance Data................................................................        4
    General.....................................................................        4
    Average Annual Total Return Quotations......................................        4
Income Phase Payments...........................................................       10
Sales Material and Advertising..................................................       11
Independent Auditors............................................................       11
Financial Statements of the Separate Account....................................      S-1
Financial Statements of Aetna Life Insurance and Annuity Company................      F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1998, the Company and its subsidiary life company had $43 billion invested through their products, including $29 billion in their separate accounts (of which the Company or an affiliate oversees the management of $21 billion). The Company is ranked based on assets among the top 2% of all life insurance companies rated by A.M. Best Company as of December 31, 1997. The Company is an indirect wholly-owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

The Company has established the Opportunity Plus Processing Office to provide administrative support to contract holders and participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus contract holders and participants. All forms and correspondence should be sent to:

                    Aetna Life Insurance and Annuity Company
                    Opportunity Plus Processing Office
                    P. O. Box 12894
                    Albany, New York 12212-2894
                    Telephone number: 1-800-677-4636

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans. The funds currently available under the contract are as follows:

o Aetna Ascent VP                                                      o Fidelity Variable Insurance Products Fund (VIP)
o Aetna Balanced VP, Inc.                                                High Income Portfolio
o Aetna Income Shares d/b/a Aetna Bond VP                              o Fidelity Variable Insurance Products Fund II (VIP II)
o Aetna Crossroads VP                                                    Asset Manager Portfolio
o Aetna Variable Fund d/b/a Aetna Growth and Income VP                 o Fidelity Variable Insurance Products Fund II (VIP II)
o Aetna Index Plus Bond VP                                               Contrafund Portfolio
o Aetna Index Plus Large Cap VP                                        o Fidelity Variable Insurance Products Fund II (VIP II)
o Aetna Index Plus Mid Cap VP                                            Index 500 Portfolio
o Aetna Index Plus Small Cap VP                                        o Janus Aspen Aggressive Growth Portfolio
o Aetna Legacy VP                                                      o Janus Aspen Growth Portfolio
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP               o Janus Aspen Worldwide Growth Portfolio
o Aetna Small Company VP                                               o Lexington Emerging Markets Fund, Inc.
o Aetna Value Opportunity VP                                           o Lexington Natural Resources Trust*
o Calvert Social Balanced Portfolio                                    o MFS Total Return Series
o Fidelity Variable Insurance Products Fund                            o Oppenheimer Global Securities Fund/VA
  (VIP) Equity-Income Portfolio                                        o Oppenheimer Strategic Bond Fund/VA
o Portfolio Partners MFS  Emerging Equities Portfolio
o Portfolio Partners MFS Research Growth Portfolio
o Portfolio Partners MFS Value Equity Portfolio
o Portfolio Partners Scudder International Growth
  Portfolio
o Portfolio Partners T. Rowe Price Growth Equity
  Portfolio



* Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract - Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

General

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all applicable recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, if any, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables shown below show the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 1998 for the subaccounts under installment purchase payment contracts. Both sets of returns reflect the 1.25% annual mortality and expense risk charge. The standardized returns reflect the deduction of the early withdrawal charge applicable to installment purchase payment contracts. If we advertise standardized returns for single purchase payment contracts they would not reflect the deduction of the early withdrawal charge since that charge is not applicable to those contracts. The non-standardized returns shown in the tables do not reflect the deduction of the early withdrawal charge. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Date
               Installment Purchase Payment Account                                                                Contributions
                        ($0 Maintenance Fee)                                                 STANDARDIZED         First Received
                                                                                                                     Under the
                                                                                                                 Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                             SUBACCOUNT                                 1 Year  5 Years  10 Years     Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                         (2.14%)                         13.43%       07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                  9.71%   13.29%                 10.99%       04/03/1989
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                         1.46%    4.25%    7.92%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                     (0.63%)                         11.68%       07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                            7.42%   16.69%   15.01%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP                                                                                (0.78%)      05/27/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                           23.47%                          28.02%       10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                                                              2.36%       05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                                                          (16.22%)      05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                          0.33%                           9.60%       07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                             (1.06%)   2.92%    4.44%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                              14.83%                          22.87%       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                        9.09%   12.00%                 10.37%       05/31/1989
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     4.73%                          17.36%       05/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                                     (14.24%)      05/12/1998
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                  7.94%                          11.01%       03/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                    21.95%                          23.25%       05/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                     20.40%                          24.92%       05/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                 25.96%                          20.37%       06/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                            27.28%                          22.73%       06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                  20.96%                          25.44%       05/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.                                  (32.40%)                        (14.15%)      10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                      (24.59%)   1.52%                  2.91%       10/14/1991
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                                                 (1.75%)      05/26/1998
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                   (5.57%)      05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                                                      (6.14%)      05/07/1998
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                      21.65%                          18.33%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    21.65%    12.69%                12.48%       09/30/1993
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                        15.40%                          12.02%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
Research Growth(3)                                                      15.40%    5.72%                  7.49%       08/31/1992
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                           18.91%                          18.76%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners MFS Value Equity(3)      18.91%   14.31%                 11.13%       05/31/1989
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio               11.74%                          11.98%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
International Growth(3)                                                 11.74%    7.94%                  8.31%       07/31/1989
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                19.72%                          20.15%       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth           19.72%                          21.45%       10/31/1994
Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the 7-day period ended
    December 31, 1998 (on an annualized basis) was 3.77%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Fund
             Installment Purchase Payment Account                                   NON-STANDARDIZED                    Inception
                       ($0 Maintenance Fee)                                                                                Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Since
                            SUBACCOUNT                               1 Year   3 Years  5 Years 10 Years   Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                       3.01%   14.18%                         15.11%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                              15.48%   16.69%    14.46%               11.57%     04/03/1989
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                      6.80%    5.33%    5.32%    7.92%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                   4.60%   12.53%                         13.34%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                        13.07%   21.25%    17.89%  15.01%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP                                              6.83%                                   6.86%     12/18/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                        29.97%                                  31.67%     09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                          22.76%                                  25.77%     12/16/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                        (2.58%)                                  1.52%     12/19/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                       5.61%   10.43%                         11.22%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                           4.15%    4.12%     3.98%   4.44%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                           20.88%                                  29.49%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                                 14.83%   14.84%    13.15%  11.48%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                              10.24%   16.33%    17.30%  14.20%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                                (5.52%)   7.33%     7.44%   9.70%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                              13.62%   15.28%    10.42%               11.59%     09/06/1989
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                 28.37%   23.51%                         27.05%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                  26.73%   26.29%    22.19%               19.67%     08/27/1992
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                              32.59%   16.29%    17.87%               20.41%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                         33.98%   23.85%    19.91%               19.38%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                               27.32%   25.09%    19.81%               22.49%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.                               (28.84%) (12.95%)                        (9.42%)    03/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                   (20.62%)   1.72%     2.57%                3.64%     10/14/1991
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                              10.94%   14.50%                         17.26%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                12.69%   16.59%     8.30%               11.09%     11/12/1990
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                    1.62%    6.48%     5.50%                5.46%     05/03/1993
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                   28.06%                                  23.96%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging             28.06%   12.43%    13.85%  19.51%
Equities(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                     21.47%                                  17.36%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
Research Growth(3)                                                   21.47%    3.22%     6.81%   9.88%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                        25.16%                                  24.42%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   25.16%   18.95%    15.49%  13.29%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio            17.62%                                  17.33%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners
Scudder International Growth(3)                                      17.62%   12.79%     9.05%  10.63%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio             26.02%                                  25.86%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth
Equity(3)                                                            26.02%   21.34%    19.25%               18.98%     01/09/1989
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
** Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2)  The current yield for the subaccount for the 7-day period ended
     December 31, 1998 (on an annualized basis) was 3.77%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                                ANNUITY PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment options and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Also assume that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, , personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index

Statement of Assets and Liabilities........................................ S-2
Statements of Operations and Changes in Net Assets......................... S-6
Condensed Financial Information............................................ S-7
Notes to Financial Statements ............................................. S-27
Independent Auditors' Report............................................... S-41

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998

ASSETS:
Investments, at net asset value: (Note 1)
                                                                                                      Net
                                                                Shares            Cost               Assets
                                                                ------            ----               ------
 Aetna Ascent VP:                                              6,134,112    $    84,102,680    $    86,000,256
 Aetna Balanced VP:                                           64,322,517        924,156,866      1,011,793,195
 Aetna Bond VP:                                               29,408,694        379,592,879        384,077,541
 Aetna Crossroads VP:                                          5,563,073         73,501,226         74,100,133
 Aetna Get Fund, Series B:                                     4,080,903         52,990,050         59,581,177
 Aetna Get Fund, Series C:                                    13,705,460        145,612,096        198,180,953
 Aetna Get Fund, Series D:                                    26,960,783        270,904,139        270,980,130
 Aetna Growth and Income VP:                                 193,821,381      6,185,564,837      6,175,149,210
 Aetna Growth VP:                                              4,793,106         57,756,294         64,850,726
 Aetna High Yield VP:                                            137,652          1,348,506          1,244,378
 Aetna Index Plus Bond VP:                                       139,903          1,485,972          1,425,611
 Aetna Index Plus Large Cap VP:                               13,588,180        200,817,845        239,016,092
 Aetna Index Plus Mid Cap VP:                                    337,416          3,695,668          4,116,477
 Aetna Index Plus Small Cap VP:                                  502,348          4,557,249          4,953,155
 Aetna International VP:                                         173,945          1,962,427          2,016,027
 Aetna Legacy VP:                                              4,311,341         53,451,493         53,331,289
 Aetna Money Market VP:                                       19,342,066        253,530,714        258,939,971
 Aetna Real Estate Securities VP:                                183,009          1,671,798          1,561,066
 Aetna Small Company VP:                                       3,751,125         48,380,625         47,976,886
 Aetna Value Opportunity VP:                                   1,997,581         25,293,161         28,785,139
 Calvert Social Balanced Portfolio:                           29,902,390         54,315,545         63,901,407
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                     8,898,556        188,619,345        226,201,287
  Growth Portfolio:                                            5,135,023        170,211,305        230,408,503
  High Income Portfolio:                                         139,771          1,602,694          1,611,556
  Overseas Portfolio:                                            738,883         14,561,214         14,814,602
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                     1,470,246         22,725,399         26,699,659
  Contrafund Portfolio:                                       14,733,278        253,946,769        360,081,326
  Index 500 Portfolio:                                           660,901         66,696,529         93,352,318
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                10,591,848        192,335,439        292,229,082
  Balanced Portfolio:                                          4,216,755         74,736,185         94,876,992
  Flexible Income Portfolio:                                   2,694,962         32,325,750         32,501,248
  Growth Portfolio:                                            5,647,105         98,534,718        132,932,852
  Worldwide Growth Portfolio:                                 21,182,596        478,559,912        616,201,712
 Lexington Emerging Markets Fund:                                722,126          5,748,692          4,094,455
 Lexington Natural Resources Trust Fund:                       1,789,785         25,967,652         19,741,327
 MFS Funds:
  Total Return Series:                                            21,290            364,758            385,767
 Oppenheimer Funds:
  Global Securities Fund:                                         44,228            885,530            976,121
  Strategic Bond Fund:                                           440,840          2,233,363          2,257,099
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:                         7,831,597        346,198,947        434,183,761
  PPI MFS Research Growth Portfolio:                          20,275,336        201,414,681        242,087,516
  PPI MFS Value Equity Portfolio:                              3,985,534        120,187,249        150,852,476
  PPI Scudder International Growth Portfolio:                 12,050,466        183,514,369        201,965,809
  PPI T. Rowe Price Growth Equity Portfolio:                   3,903,977        170,360,011        215,928,990
                                                                            ---------------    ---------------
NET ASSETS                                                                  $11,476,422,581    $12,426,365,277
                                                                            ===============    ===============

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998 (continued):

Net Assets represented by:
Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
Aetna Ascent VP:
  Annuity contracts in accumulation ............................................    $   86,000,256
Aetna Balanced VP:
  Annuity contracts in accumulation ............................................       982,574,403
  Annuity contracts in payment period ..........................................        29,218,792
Aetna Bond VP:
  Annuity contracts in accumulation ............................................       377,693,504
  Annuity contracts in payment period ..........................................         6,384,037
Aetna Crossroads VP:
  Annuity contracts in accumulation ............................................        74,028,644
  Annuity contracts in payment period ..........................................            71,489
Aetna Get Fund, Series B:
  Annuity contracts in accumulation ............................................        59,581,177
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ............................................       198,180,953
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ............................................       270,980,130
Aetna Growth and Income VP:
  Annuity contracts in accumulation ............................................     5,846,282,205
  Annuity contracts in payment period ..........................................       328,867,005
Aetna Growth VP:
  Annuity contracts in accumulation ............................................        64,734,239
  Annuity contracts in payment period ..........................................           116,487
Aetna High Yield VP:
  Annuity contracts in accumulation ............................................         1,244,378
Aetna Index Plus Bond VP:
  Annuity contracts in accumulation ............................................         1,425,611
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ............................................       238,578,749
  Annuity contracts in payment period ..........................................           437,343
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ............................................         4,116,477
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ............................................         4,953,155
Aetna International VP:
  Annuity contracts in accumulation ............................................         2,016,027
Aetna Legacy VP:
  Annuity contracts in accumulation ............................................        53,070,226
  Annuity contracts in payment period ..........................................           261,063
Aetna Money Market VP:
  Annuity contracts in accumulation ............................................       258,856,854
  Annuity contracts in payment period ..........................................            83,117
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ............................................         1,561,066
Aetna Small Company VP:
  Annuity contracts in accumulation ............................................        47,966,985
  Annuity contracts in payment period ..........................................             9,901

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998 (continued):

Aetna Value Opportunity VP:
  Annuity contracts in accumulation ...................    $ 28,785,139
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ...................      63,901,407
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ...................     226,201,287
 Growth Portfolio:
  Annuity contracts in accumulation ...................     230,408,503
 High Income Portfolio:
  Annuity contracts in accumulation ...................       1,611,556
 Overseas Portfolio:
  Annuity contracts in accumulation ...................      14,814,602
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ...................      26,699,659
 Contrafund Portfolio:
  Annuity contracts in accumulation ...................     360,081,326
 Index 500 Portfolio:
  Annuity contracts in accumulation ...................      93,352,318
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ...................     292,229,082
 Balanced Portfolio:
  Annuity contracts in accumulation ...................      94,876,992
 Flexible Income Portfolio:
  Annuity contracts in accumulation ...................      32,501,248
 Growth Portfolio:
  Annuity contracts in accumulation ...................     132,697,360
  Annuity contracts in payment period .................         235,492
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ...................     615,835,740
  Annuity contracts in payment period .................         365,972
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ...................       4,094,455
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ...................      19,741,327
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation ...................         385,767
Oppenheimer Funds:
 Global Securities Fund:
  Annuity contracts in accumulation ...................         976,121
 Strategic Bond Fund:
  Annuity contracts in accumulation ...................       2,253,578
  Annuity contracts in payment period .................           3,521

Variable Annuity Account C
Statement of Assets and Liabilities - December 31, 1998 (continued):

Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ......    $   434,156,330
  Annuity contracts in payment period ....             27,431
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ......        242,087,516
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ......        150,852,476
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ......        201,965,809
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ......        215,872,943
  Annuity contracts in payment period ....             56,047
                                              ---------------
                                              $12,426,365,277
                                              ===============



See Notes to Financial Statements

Variable Annuity Account C
Statements of Operations and Changes in Net Assets

                                                                                     Year ended December 31,
                                                                                    1998                  1997
                                                                            -------------------   -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..............................................................    $  1,447,620,640       $ 1,552,106,208
Expenses: (Notes 2 and 5)
 Valuation period deductions ............................................        (138,558,611)         (120,867,375)
                                                                             ----------------       ---------------
Net investment income ...................................................       1,309,062,029         1,431,238,833
                                                                             ----------------       ---------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ....................................................       2,443,668,181         2,013,561,413
 Cost of investments sold ...............................................       2,067,610,422         1,773,010,971
                                                                             ----------------       ---------------
  Net realized gain .....................................................         376,057,759           240,550,442
Net unrealized gain on investments: (Note 5)
 Beginning of year ......................................................         915,465,761           612,391,085
 End of year ............................................................         949,942,696           915,465,761
                                                                             ----------------       ---------------
  Net change in unrealized gain .........................................          34,476,935           303,074,676
                                                                             ----------------       ---------------
Net realized and unrealized gain on investments .........................         410,534,694           543,625,118
                                                                             ----------------       ---------------
Net increase in net assets resulting from operations ....................       1,719,596,723         1,974,863,951
                                                                             ----------------       ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................       1,136,921,898         1,039,113,157
Transfer from the Company for mortality guarantee adjustments ...........             849,771             2,085,609
Transfers from the Company's fixed account options ......................         112,197,035           166,510,610
Transfer to the Company's other variable annuity accounts ...............         (66,773,776)          (88,238,000)
Redemptions by contract holders .........................................      (1,591,935,338)         (474,257,152)
Annuity payments ........................................................         (41,589,989)          (31,253,253)
Other ...................................................................           1,844,602             1,227,066
                                                                             ----------------       ---------------
 Net increase (decrease) in net assets from unit transactions (Note 5) ..        (448,485,797)          615,188,037
                                                                             ----------------       ---------------
Change in net assets ....................................................       1,271,110,926         2,590,051,988
NET ASSETS:
Beginning of year .......................................................      11,155,254,351         8,565,202,363
                                                                             ----------------       ---------------
End of year .............................................................    $ 12,426,365,277       $11,155,254,351
                                                                             ================       ===============

See Notes to Financial Statements

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998

------------------------------------------------------------------------------------------------------------------
                                   Value
                                  Per Unit             Increase (Decrease)              Units
                         --------------------------        in Value of               Outstanding        Reserves
                          Beginning       End of           Accumulation                 at End           at End
                           of Year         Year                Unit                    of Year           of Year
------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Qualified I               $  13.836     $  14.260              3.06%                        347.4     $      4,953
Qualified III                15.422        15.886              3.01%                     21,430.4          340,447
Qualified V                  15.363        15.800              2.84%                      1,408.7           22,258
Qualified VI                 15.422        15.886              3.01%                  3,508,677.1       55,739,609
Qualified VIII               15.419        15.882              3.00%                        803.0           12,754
Qualified X (1.15)           15.900        16.395              3.11%                     21,004.4          344,364
Qualified X (1.25)           15.860        16.337              3.01%                    592,246.9        9,675,801
Qualified XI                 15.514        16.028              3.31%                     80,753.8        1,294,336
Qualified XII (0.40)         13.239        14.086              6.40%    (11)             86,320.6        1,215,931
Qualified XII (0.45)          9.146         9.519              4.08%    (12)                778.8            7,414
Qualified XII (0.50)         10.475         9.848             (5.99%)    (5)              2,670.4           26,297
Qualified XII (0.75)          9.913         9.502             (4.15%)    (6)             43,141.8          409,924
Qualified XII (0.80)         10.604        10.101             (4.74%)    (5)            255,775.2        2,583,503
Qualified XII (0.85)         13.699        14.113              3.02%     (1)             70,990.9        1,001,901
Qualified XII (0.90)          9.227         9.953              7.87%    (10)                211.7            2,107
Qualified XII (0.95)         13.624        14.076              3.32%                     75,369.1        1,060,884
Qualified XII (1.00)         13.613        14.057              3.26%                    520,438.2        7,315,952
Qualified XII (1.05)         13.602        14.039              3.21%                     55,886.3          784,572
Qualified XII (1.10)         13.590        14.020              3.16%                      9,573.2          134,219
Qualified XII (1.15)         13.579        14.002              3.12%                     26,910.5          376,793
Qualified XII (1.20)         13.587        13.983              2.91%     (1)             90,247.0        1,261,945
Qualified XII (1.25)         13.557        13.965              3.01%                      1,249.2           17,444
Qualified XII (1.30)         13.546        13.946              2.95%                      1,424.3           19,864
Qualified XII (1.40)         14.731        13.910             (5.57%)    (5)                136.0            1,891
Qualified XII (1.50)         13.502        13.873              2.75%                     14,280.4          198,111
Qualified XIII               15.497        16.011              3.32%                     29,149.3          466,701
Qualified XV                 15.471        15.984              3.32%                     38,675.0          618,187
Qualified XVI                15.394        15.818              2.75%                     38,619.9          610,875
Qualified XVII               15.453        15.974              3.37%                      9,887.5          157,940
Qualified XVIII              15.892        16.427              3.37%                     17,853.0          293,279
------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Qualified I                  24.826        28.687             15.55%                     73,629.4        2,112,224
Qualified III                24.700        28.524             15.48%                  2,294,876.9       65,458,720
Qualified V                  18.777        21.650             15.30%                      2,680.4           58,031
Qualified VI                 18.811        21.723             15.48%                 25,990,902.2      564,602,474
Qualified VII                18.092        20.906             15.55%                    266,036.8        5,561,697
Qualified VIII               17.463        20.165             15.47%                      3,910.4           78,852
Qualified IX                 17.464        20.269             16.06%                      3,983.4           80,739
Qualified X (1.15)           18.889        21.836             15.60%                    167,719.9        3,662,292
Qualified X (1.25)           18.811        21.723             15.48%                  6,268,762.3      136,176,831
Qualified XI                 18.922        21.917             15.83%                    768,509.7       16,843,580
Qualified XII (0.40)         14.244        15.331              7.63%    (11)            653,272.0       10,015,389
Qualified XII (0.50)         10.369        11.077              6.83%     (4)            310,845.7        3,443,125
Qualified XII (0.75)         10.002        10.648              6.46%     (6)            183,346.5        1,952,257
Qualified XII (0.80)         10.646        11.358              6.69%     (5)          3,962,527.0       45,007,206
Qualified XII (0.85)         13.327        15.360             15.25%     (1)          1,379,122.4       21,183,810
Qualified XII (0.90)         10.451        11.157              6.76%     (4)              1,648.2           18,389
Qualified XII (0.95)         13.226        15.320             15.83%                    468,467.7        7,176,841
Qualified XII (1.00)         13.215        15.300             15.78%                  2,019,116.4       30,891,695
Qualified XII (1.05)         13.204        15.279             15.71%                     61,615.2          941,444
Qualified XII (1.10)         13.194        15.259             15.65%                     10,484.1          159,980
Qualified XII (1.15)         13.183        15.239             15.60%                    275,680.7        4,201,140
Qualified XII (1.20)         13.676        15.219             11.28%     (2)             33,673.0          512,471
Qualified XII (1.25)         13.161        15.199             15.49%                      1,535.4           23,337
Qualified XII (1.30)         13.150        15.179             15.43%                          7.8              118
Qualified XII (1.40)         14.278        15.139              6.03%     (5)                532.9            8,068

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                      ------------------------      in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP (continued):
Qualified XII (1.50)                   $  13.107   $  15.099           15.20%                            9,090.9   $    137,262
Qualified XIII                            18.901      21.893           15.83%                          266,635.9      5,837,554
Qualified XV                              18.870      21.857           15.83%                          771,905.7     16,871,521
Qualified XVI                             18.776      21.629           15.19%                          385,861.9      8,345,934
Qualified XVII                            18.837      21.808           15.77%                          429,954.4      9,376,647
Qualified XVIII                           18.837      21.808           15.77%                          643,218.8     14,027,618
Qualified XIX                             24.861      28.800           15.84%                          122,357.8      3,523,901
Qualified XX                              24.735      28.636           15.77%                          149,576.3      4,283,256
Annuity contracts in payment period                                                                                  29,218,792
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Qualified I                               51.930      55.494            6.86%                           26,694.1      1,481,367
Qualified III                             51.330      54.819            6.80%                          994,987.1     54,544,521
Qualified V                               13.397      14.285            6.63%                            8,614.2        123,053
Qualified VI                              13.238      14.137            6.79%                       15,101,998.1    213,504,437
Qualified VII                             12.243      13.083            6.86%                          189,500.4      2,479,295
Qualified VIII                            12.190      13.018            6.79%                            5,300.1         68,997
Qualified IX                              12.330      13.221            7.23%                            4,239.4         56,049
Qualified X (1.15)                        13.293      14.211            6.91%                          102,449.7      1,455,907
Qualified X (1.25)                        13.238      14.137            6.79%                        2,490,831.9     35,214,126
Qualified XI                              13.316      14.264            7.12%                          389,465.9      5,555,291
Qualified XII (0.40)                      11.893      12.079            1.56%    (11)                  190,084.0      2,295,979
Qualified XII (0.50)                      10.118      10.662            5.38%     (4)                   88,895.1        947,790
Qualified XII (0.75)                      10.058      10.502            4.41%     (6)                   51,915.9        545,210
Qualified XII (0.80)                      10.157      10.650            4.85%     (5)                  771,660.4      8,217,815
Qualified XII (0.85)                      11.381      12.102            6.34%     (1)                  654,764.8      7,923,819
Qualified XII (0.90)                      10.070      10.654            5.80%     (3)                      383.2          4,082
Qualified XII (0.95)                      11.268      12.070            7.12%                          187,652.9      2,264,942
Qualified XII (1.00)                      11.258      12.054            7.07%                          802,875.7      9,677,807
Qualified XII (1.05)                      11.249      12.038            7.01%                           50,220.3        604,552
Qualified XII (1.10)                      11.240      12.022            6.96%                            2,532.3         30,443
Qualified XII (1.15)                      11.231      12.006            6.90%                          106,178.7      1,274,807
Qualified XII (1.20)                      11.283      11.990            6.27%     (2)                   23,608.3        283,072
Qualified XII (1.25)                      11.217      11.975            6.76%     (1)                    1,197.4         14,338
Qualified XII (1.30)                      11.203      11.959            6.75%                           59,442.7        710,861
Qualified XII (1.40)                      11.423      11.927            4.41%     (5)                      189.1          2,255
Qualified XII (1.50)                      11.166      11.896            6.54%                           27,679.9        329,273
Qualified XIII                            13.301      14.248            7.12%                          200,649.9      2,858,924
Qualified XV                              13.279      14.225            7.12%                          289,650.5      4,120,181
Qualified XVI                             13.213      14.076            6.53%                          199,388.3      2,806,677
Qualified XVII                            13.249      14.171            6.96%                          421,225.2      5,969,111
Qualified XVIII                           13.249      14.171            6.96%                          703,076.6      9,963,181
Qualified XIX                             51.975      55.625            7.02%                           18,270.8      1,016,314
Qualified XX                              51.374      54.949            6.96%                           24,550.7      1,349,028
Annuity contracts in payment period                                                                                   6,384,037
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Qualified III                             14.456      15.120            4.59%                           31,468.2        475,808
Qualified V                               14.400      15.038            4.43%                              266.3          4,005
Qualified VI                              14.456      15.120            4.59%                        2,863,811.8     43,301,656
Qualified VIII                            14.453      15.116            4.59%                            1,655.9         25,031
Qualified X (1.15)                        14.835      15.532            4.70%                           35,562.4        552,349
Qualified X (1.25)                        14.797      15.478            4.60%                          514,093.4      7,956,893
Qualified XI                              14.541      15.255            4.91%                           78,787.6      1,201,936
Qualified XII (0.40)                      12.991      13.628            4.90%    (11)                   51,877.8        706,979
Qualified XII (0.45)                       9.531       9.800            2.82%    (12)                      731.1          7,165
Qualified XII (0.50)                      10.298      10.086           (2.06%)    (4)                    1,126.5         11,362
Qualified XII (0.75)                       9.936       9.782           (1.55%)    (6)                   62,143.7        607,879

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                   Units
                                      ------------------------      in Value of                    Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End         at End
                                        of Year       Year              Unit                         of Year         of Year
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP (continued):
Qualified XII (0.80)                   $  10.524   $  10.312           (2.01%)     (5)                213,969.6   $  2,206,459
Qualified XII (0.85)                      13.063      13.654            4.52%      (1)                102,916.2      1,405,196
Qualified XII (0.95)                      12.980      13.618            4.92%                         105,585.7      1,437,839
Qualified XII (1.00)                      12.970      13.600            4.86%                         168,963.5      2,297,868
Qualified XII (1.05)                      12.959      13.582            4.81%                          38,256.6        519,594
Qualified XII (1.10)                      12.949      13.564            4.75%                          14,611.0        198,182
Qualified XII (1.15)                      12.938      13.546            4.70%                          24,882.2        337,055
Qualified XII (1.20)                      12.915      13.528            4.75%      (1)                499,874.0      6,762,356
Qualified XII (1.25)                      12.917      13.510            4.59%                           8,074.9        109,094
Qualified XII (1.30)                      12.906      13.492            4.54%                             520.6          7,025
Qualified XII (1.40)                      13.846      13.457           (2.81%)     (5)                    500.9          6,741
Qualified XII (1.50)                      12.864      13.421            4.33%                          22,767.6        305,573
Qualified XIII                            14.526      15.239            4.91%                          30,057.3        458,037
Qualified XV                              14.501      15.214            4.92%                         100,733.6      1,532,512
Qualified XVI                             14.430      15.055            4.33%                          32,996.7        496,765
Qualified XVII                            14.485      15.204            4.96%                          50,296.8        764,691
Qualified XVIII                           14.827      15.563            4.96%                          21,371.1        332,594
Annuity contracts in payment period                                                                                     71,489
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Qualified III                             20.718      24.374           17.65%                           2,484.4         60,555
Qualified VI                              20.718      24.374           17.65%                         985,962.2     24,031,914
Qualified X (1.25)                        20.718      24.374           17.65%                         256,573.6      6,253,743
Qualified XI                              20.840      24.592           18.00%                         239,997.9      5,901,967
Qualified XII (0.75)                      10.505      10.948            4.22%      (4)                  5,251.3         57,493
Qualified XII (1.00)                       9.974      10.323            3.50%      (6)                  2,321.4         23,963
Qualified XII (1.05)                      11.069      11.514            4.02%      (6)                277,120.5      3,190,757
Qualified XII (1.15)                      12.852      15.216           18.39%      (1)                 35,803.1        544,787
Qualified XII (1.20)                      12.870      15.186           18.00%                          13,718.5        208,336
Qualified XII (1.25)                      13.203      15.172           14.91%     (10)                865,901.2     13,137,159
Qualified XII (1.30)                      12.825      15.157           18.18%      (1)                 68,080.8      1,031,891
Qualified XII (1.40)                      12.845      15.127           17.77%                           1,060.3         16,040
Qualified XII (1.45)                      14.415      15.112            4.84%      (6)                  1,372.5         20,741
Qualified XIII                            20.818      24.565           18.00%                          93,996.0      2,309,015
Qualified XV                              20.783      24.524           18.00%                          86,349.0      2,117,644
Qualified XVI                             20.680      24.269           17.35%                           1,049.7         25,475
Qualified XVII                            20.718      24.374           17.65%                          26,655.2        649,697
------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Qualified III                             12.636      15.904           25.86%                         737,715.1     11,732,640
Qualified VI                              12.636      15.904           25.86%                       7,446,679.1    118,432,185
Qualified XI                              12.685      16.014           26.24%                         761,714.6     12,197,745
Qualified XII (0.65)                      14.392      16.025           11.35%     (11)                 42,433.1        680,005
Qualified XII (0.75)                      10.520      11.696           11.18%      (4)                 14,905.0        174,326
Qualified XII (1.00)                      10.012      10.999            9.86%      (6)                 10,347.4        113,809
Qualified XII (1.05)                      11.056      12.202           10.37%      (5)              1,503,095.6     18,340,765
Qualified XII (1.15)                      12.877      16.050           24.64%      (1)                118,746.7      1,905,910
Qualified XII (1.20)                      12.685      16.014           26.24%                          75,185.0      1,203,977
Qualified XII (1.25)                      12.677      15.995           26.17%                       1,498,695.3     23,971,956
Qualified XII (1.30)                      12.841      15.977           24.42%      (1)                 20,116.4        321,400
Qualified XII (1.35)                      14.400      15.959           10.83%      (5)                  2,128.7         33,971
Qualified XII (1.40)                      12.653      15.940           25.98%                           4,413.8         70,358
Qualified XII (1.45)                      14.270      15.922           11.58%      (6)                  3,012.0         47,957
Qualified XII (1.75)                      12.596      15.813           25.54%                             495.7          7,839
Qualified XIII                            12.685      16.014           26.24%                         240,222.9      3,846,819
Qualified XV                              12.676      16.002           26.24%                         149,252.7      2,388,342
Qualified XVI                             12.613      15.835           25.55%                          38,452.8        608,917
Qualified XVII                            12.636      15.904           25.86%                         132,169.9      2,102,032
------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-----------------------------------------------------------------------------------------------------------------
                                      Value
                                     Per Unit          Increase (Decrease)             Units
                             ------------------------      in Value of              Outstanding       Reserves
                              Beginning     End of         Accumulation               at End           at End
                               of Year       Year              Unit                   of Year          of Year
-----------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Qualified III                 $  9.997    $  10.062            0.65%   (10)          1,665,880.7   $   16,761,305
Qualified V                     10.020       10.058            0.38%   (11)              7,666.4           77,106
Qualified VI                     9.997       10.062            0.65%   (10)         11,162,070.9      112,307,489
Qualified IX                    10.039       10.065            0.26%   (12)              2,996.2           30,157
Qualified X (1.15)              10.009       10.062            0.53%   (11)            107,240.1        1,078,999
Qualified X (1.25)               9.997       10.062            0.65%   (10)          1,726,930.2       17,375,556
Qualified XI                     9.998       10.068            0.70%   (10)          1,733,084.5       17,449,528
Qualified XII (0.65)            10.020       10.076            0.56%   (11)             37,674.2          379,602
Qualified XII (0.75)            10.065       10.079            0.14%   (12)              5,093.2           51,334
Qualified XII (0.85)             9.998       10.071            0.73%   (10)            143,089.7        1,441,027
Qualified XII (1.00)             9.998       10.073            0.75%   (10)             17,547.2          176,755
Qualified XII (1.05)             9.998       10.072            0.74%   (10)          3,535,548.4       35,609,867
Qualified XII (1.20)             9.996       10.068            0.72%   (10)             94,345.5          949,916
Qualified XII (1.25)            10.000       10.067            0.67%   (10)          5,027,992.4       50,618,444
Qualified XII (1.30)             9.998       10.066            0.68%   (10)            217,493.5        2,189,324
Qualified XII (1.40)             9.997       10.064            0.67%   (10)             18,631.2          187,501
Qualified XII (1.55)            10.002       10.060            0.58%   (10)             32,997.9          331,971
Qualified XII (1.75)            10.019       10.056            0.37%   (11)              7,346.0           73,870
Qualified XIII                   9.998       10.068            0.70%   (10)            423,655.2        4,265,565
Qualified XV                     9.997       10.068            0.71%   (10)            433,459.3        4,364,276
Qualified XVI                    9.995       10.056            0.61%   (10)             91,815.2          923,270
Qualified XVII                   9.995       10.062            0.67%   (10)            113,411.8        1,141,096
Qualified XVIII                  9.997       10.062            0.65%   (10)            317,662.6        3,196,172
-----------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Qualified I                    285.511      323.019           13.14%                   140,708.4       45,451,460
Qualified III                  217.359      245.765           13.07%                 1,747,097.1      429,375,391
Qualified V                     22.179       25.037           12.89%                    13,723.7          343,603
Qualified VI                    22.194       25.094           13.07%               134,233,827.6    3,368,523,807
Qualified VII                   20.910       23.657           13.14%                 8,868,088.4      209,791,507
Qualified VIII                  20.609       23.301           13.06%                    46,913.0        1,093,115
Qualified IX                    20.525       23.323           13.63%                    18,215.5          424,846
Qualified X (1.15)              22.287       25.225           13.18%                   548,039.2       13,824,162
Qualified X (1.25)              22.194       25.094           13.07%                19,989,922.4      501,636,068
Qualified XI                    22.325       25.319           13.41%                 5,019,610.7      127,089,481
Qualified XII (0.40)            15.108       16.747           10.85%   (11)          2,888,621.7       48,375,779
Qualified XII (0.45)             9.561       10.152            6.18%   (12)              1,118.7           11,357
Qualified XII (0.50)            10.580       10.665            0.80%    (4)            719,561.3        7,673,863
Qualified XII (0.75)             9.935       10.133            1.99%    (6)            773,713.1        7,840,042
Qualified XII (0.80)            10.925       11.108            1.68%    (5)         15,809,881.3      175,619,924
Qualified XII (0.85)            14.694       16.779           14.19%    (1)          5,795,666.6       97,245,182
Qualified XII (0.90)            10.562       10.804            2.29%    (3)              8,242.8           89,055
Qualified XII (0.95)            14.756       16.735           13.41%                 2,224,466.5       37,225,732
Qualified XII (1.00)            14.744       16.713           13.35%                 9,871,040.8      164,971,221
Qualified XII (1.05)            14.732       16.691           13.30%                   326,490.2        5,449,309
Qualified XII (1.10)            14.720       16.669           13.24%                    33,835.9          563,996
Qualified XII (1.15)            14.708       16.647           13.18%                   581,225.8        9,675,416
Qualified XII (1.20)            14.696       16.625           13.13%                   224,760.7        3,736,553
Qualified XII (1.25)            14.684       16.603           13.07%                    35,132.5          583,294
Qualified XII (1.30)            14.672       16.581           13.01%                     2,879.7           47,748
Qualified XII (1.40)            16.562       16.537           (0.15%)   (4)                934.1           15,447
Qualified XII (1.50)            14.624       16.493           12.78%                    47,949.7          790,856
Qualified XIII                  22.301       25.291           13.41%                 2,491,029.4       63,000,811
Qualified XV                    22.264       25.249           13.41%                 4,070,904.3      102,786,499
Qualified XVI                   22.153       24.986           12.79%                 1,587,350.5       39,661,776
Qualified XVII                  22.226       25.193           13.35%                 5,670,690.8      142,862,116
Qualified XVIII                 22.226       25.193           13.35%                 6,366,412.9      160,389,491

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------------
                                                  Value               Increase
                                                Per Unit             (Decrease)               Units
                                        -------------------------    in Value of           Outstanding      Reserves
                                         Beginning       End of      Accumulation             at End         at End
                                          of Year         Year           Unit                of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP (continued):
Qualified XIX                           $  285.918    $  324.288        13.42%                 98,421.8   $ 31,917,036
Qualified XX                               217.668       246.731        13.35%                195,339.4     48,196,262
Annuity contracts in payment period                                                                        328,867,005
----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Qualified III                               11.392        13.597        19.36%     (9)             17.1            232
Qualified V                                 15.281        17.862        16.89%     (4)            196.7          3,513
Qualified VI                                13.173        17.912        35.98%              2,395,679.9     42,910,679
Qualified VIII                              14.183        17.909        26.27%     (2)            933.5         16,717
Qualified X (1.15)                          13.183        17.943        36.11%                 26,152.5        469,247
Qualified X (1.25)                          13.173        17.912        35.98%                289,055.2      5,177,468
Qualified XI                                13.202        18.005        36.38%                115,676.6      2,082,742
Qualified XII (0.40)                        15.200        18.018        18.54%    (11)         21,805.3        392,890
Qualified XII (0.45)                        10.444        11.470         9.82%    (12)            291.1          3,339
Qualified XII (0.50)                        10.479        12.397        18.30%     (4)         19,997.4        247,910
Qualified XII (0.75)                         9.925        11.449        15.36%     (6)         18,200.0        208,378
Qualified XII (0.80)                        11.326        13.030        15.05%     (5)        303,987.0      3,961,021
Qualified XII (0.85)                        13.357        18.036        35.03%     (1)         24,239.7        437,189
Qualified XII (0.90)                        10.958        12.681        15.72%     (4)            628.2          7,966
Qualified XII (0.95)                        13.202        18.005        36.38%                 25,777.5        464,120
Qualified XII (1.00)                        12.674        17.989        41.94%     (1)        194,080.7      3,491,376
Qualified XII (1.05)                        13.192        17.974        36.25%                 23,218.5        417,323
Qualified XII (1.10)                        13.188        17.958        36.17%                  1,760.5         31,615
Qualified XII (1.15)                        13.183        17.943        36.11%                 14,989.3        268,948
Qualified XII (1.20)                        14.173        17.927        26.49%     (2)          7,333.1        131,461
Qualified XII (1.25)                        12.876        17.912        39.11%     (1)          5,418.5         97,054
Qualified XII (1.40)                        15.724        17.865        13.62%     (5)            210.5          3,760
Qualified XII (1.50)                        13.027        17.834        36.90%     (1)          3,470.4         61,893
Qualified XIII                              13.202        18.005        36.38%                 81,692.7      1,470,865
Qualified XV                                13.202        18.005        36.38%                 59,373.8      1,069,017
Qualified XVI                               13.149        17.834        35.63%                 36,839.4        657,009
Qualified XVII                              13.173        17.912        35.98%                 25,257.0        452,395
Qualified XVIII                             15.603        18.010        15.43%     (5)         11,000.2        198,112
Annuity contracts in payment period                                                                            116,487
----------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Qualified VI                                 9.969         9.212        (7.59%)    (5)         91,056.3        838,818
Qualified X (1.25)                           9.968         9.212        (7.58%)    (6)          7,393.7         68,111
Qualified XI                                 9.216         9.231         0.16%    (11)          1,841.9         17,003
Qualified XII (0.40)                         9.125         9.238         1.24%    (11)          1,146.3         10,589
Qualified XII (0.50)                         9.961         9.260        (7.04%)    (5)            834.1          7,723
Qualified XII (0.75)                        10.145         9.284        (8.49%)    (7)              0.3              3
Qualified XII (0.80)                         9.939         9.241        (7.02%)    (6)         15,410.5        142,405
Qualified XII (0.85)                         9.899         9.238        (6.68%)    (8)            643.7          5,946
Qualified XII (0.95)                        10.078         9.231        (8.40%)    (7)            798.8          7,374
Qualified XII (1.00)                         9.149         9.228         0.86%     (9)          9,210.9         84,998
Qualified XII (1.05)                         9.995         9.225        (7.70%)    (6)            110.4          1,019
Qualified XII (1.10)                         9.096         9.222         1.39%     (9)             10.2             94
Qualified XII (1.15)                         9.959         9.218        (7.44%)    (6)          1,725.0         15,902
Qualified XII (1.20)                         9.935         9.215        (7.25%)    (6)            131.8          1,215
Qualified XIII                               8.889         9.231         3.85%    (10)             16.5            153
Qualified XV                                10.044         9.231        (8.09%)    (7)          1,308.2         12,076
Qualified XVI                                9.616         9.196        (4.37%)    (8)             64.5            593
Qualified XVII                               9.135         9.212         0.84%    (12)          2,225.0         20,497
Qualified XVIII                             10.003         9.212        (7.91%)    (6)          1,070.3          9,859
----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Bond VP:
Qualified III                               10.128        10.578         4.44%     (5)        134,777.2      1,425,611
----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)             Units
                                      ------------------------      in Value of              Outstanding      Reserves
                                       Beginning     End of         Accumulation                at End         at End
                                        of Year       Year              Unit                   of Year         of Year
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Qualified V                            $  14.414   $  18.704            29.76%                    3,164.5   $     59,187
Qualified VI                              14.444      18.772            29.96%                7,100,482.5    133,292,287
Qualified VIII                            14.443      18.769            29.95%                      843.6         15,833
Qualified X (1.15)                        14.463      18.815            30.09%                   45,787.2        861,504
Qualified X (1.25)                        14.444      18.772            29.96%                  616,723.6     11,577,311
Qualified XI                              14.500      18.902            30.36%                  386,035.6      7,296,824
Qualified XII (0.40)                      16.874      18.916            12.10%      (11)         87,237.6      1,650,175
Qualified XII (0.45)                      10.639      11.307             6.28%      (12)            859.2          9,715
Qualified XII (0.50)                      10.708      12.019            12.24%       (4)         13,477.2        161,986
Qualified XII (0.75)                      10.015      11.286            12.69%       (6)         48,831.3        551,106
Qualified XII (0.80)                      11.117      12.587            13.22%       (5)      1,974,900.4     24,858,384
Qualified XII (0.85)                      14.692      18.945            28.95%       (1)        459,427.5      8,704,042
Qualified XII (0.90)                      10.648      12.206            14.63%       (3)          2,383.9         29,098
Qualified XII (0.95)                      14.500      18.902            30.36%                  108,387.2      2,048,730
Qualified XII (1.00)                      14.491      18.880            30.29%                  648,540.4     12,244,624
Qualified XII (1.05)                      14.481      18.859            30.23%                   51,170.0        964,995
Qualified XII (1.10)                      14.472      18.837            30.16%                   10,487.9        197,560
Qualified XII (1.15)                      14.463      18.815            30.09%                   26,209.5        493,143
Qualified XII (1.20)                      14.453      18.794            30.04%                   28,911.2        543,351
Qualified XII (1.25)                      14.444      18.772            29.96%                      593.5         11,141
Qualified XII (1.30)                      14.435      18.751            29.90%                   12,423.1        232,941
Qualified XII (1.40)                      16.556      18.708            13.00%       (5)            172.5          3,228
Qualified XII (1.50)                      14.397      18.665            29.65%                   16,814.2        313,835
Qualified XIII                            14.500      18.902            30.36%                  145,736.2      2,754,698
Qualified XIV                             14.444      18.772            29.96%                1,302,824.7     24,456,998
Qualified XV                              14.489      18.888            30.36%                  136,251.8      2,573,507
Qualified XVI                             14.418      18.691            29.64%                   68,840.7      1,286,721
Qualified XVII                            14.452      18.802            30.10%                   48,458.7        911,108
Qualified XVIII                           16.559      18.876            13.99%       (5)         25,149.7        474,717
Annuity contracts in payment period                                                                              437,343
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Qualified III                              9.928      11.338            14.20%       (5)         35,201.0        399,109
Qualified VI                              10.107      10.891             7.76%       (5)        146,921.2      1,600,074
Qualified X (1.25)                         9.925      10.891             9.73%       (5)         35,030.5        381,506
Qualified XI                               7.633      10.913            42.97%      (10)          5,165.7         56,375
Qualified XII (0.40)                       9.480      10.921            15.20%      (11)          1,186.8         12,961
Qualified XII (0.50)                      10.050      10.947             8.93%       (5)          2,661.9         29,140
Qualified XII (0.75)                       9.822      11.183            13.86%       (6)          1,622.7         18,147
Qualified XII (0.80)                       9.576      10.925            14.09%       (6)         80,312.2        877,375
Qualified XII (0.85)                       9.028      10.921            20.97%       (8)          5,681.1         62,042
Qualified XII (0.95)                      10.108      10.913             7.96%       (5)            564.1          6,156
Qualified XII (1.00)                       7.996      10.909            36.43%       (9)         24,015.5        261,997
Qualified XII (1.05)                       9.624      10.906            13.32%       (7)            167.7          1,829
Qualified XII (1.10)                       9.772      10.902            11.56%      (12)              2.6             28
Qualified XII (1.15)                       9.105      10.898            19.69%       (8)             95.5          1,040
Qualified XII (1.20)                       9.662      10.894            12.75%       (6)            451.6          4,920
Qualified XII (1.30)                       9.805      10.887            11.04%      (11)             40.6            442
Qualified XII (1.50)                       9.216      10.872            17.97%       (8)             44.9            488
Qualified XIII                             9.927      10.913             9.93%       (5)          9,117.4         99,501
Qualified XV                               9.962      10.913             9.55%       (5)         26,111.0        284,957
Qualified XVI                              9.946      10.872             9.31%       (7)            202.8          2,204
Qualified XVIII                            9.017      10.891            20.78%       (8)          1,486.1         16,186
------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Qualified III                             10.193       9.157           (10.16%)      (5)         81,388.0        745,282
Qualified V                                6.661       8.806            32.20%      (10)              7.3             64
Qualified VI                               9.996       8.815           (11.81%)      (5)        253,183.9      2,231,889

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                 Per Unit           Increase (Decrease)           Units
                                          -----------------------       in Value of            Outstanding      Reserves
                                           Beginning     End of         Accumulation              at End         at End
                                            of Year       Year              Unit                 of Year         of Year
--------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP (continued):
Qualified X (1.25)                         $  9.918    $  8.815            (11.12%)    (5)         40,793.4   $    359,606
Qualified XI                                  6.425       8.834             37.49%    (10)          6,054.3         53,481
Qualified XII (0.40)                          8.071       8.840              9.53%    (11)          3,928.4         34,727
Qualified XII (0.50)                          9.328       8.861             (5.01%)    (6)             17.2            153
Qualified XII (0.75)                          9.642       9.201             (4.57%)    (6)          1,480.7         13,624
Qualified XII (0.80)                          9.269       8.843             (4.60%)    (6)         90,819.3        803,093
Qualified XII (0.85)                          8.464       8.840              4.44%     (8)          6,564.0         58,024
Qualified XII (0.90)                          9.582       8.837             (7.77%)    (7)             62.0            548
Qualified XII (0.95)                          9.366       8.834             (5.68%)    (6)          2,625.2         23,190
Qualified XII (1.00)                          9.580       8.831             (7.82%)    (7)         27,046.5        238,835
Qualified XII (1.05)                          9.530       8.827             (7.38%)    (7)            329.5          2,909
Qualified XII (1.15)                          9.569       8.821             (7.82%)    (7)          1,234.1         10,887
Qualified XII (1.20)                          9.244       8.818             (4.61%)    (6)            989.0          8,721
Qualified XII (1.30)                          8.198       8.812              7.49%    (11)             48.7            429
Qualified XII (1.50)                          7.150       8.800             23.08%     (8)             77.6            683
Qualified XIII                                9.997       8.834            (11.63%)    (5)         12,799.8        113,068
Qualified XV                                  9.876       8.834            (10.55%)    (5)         26,256.7        231,941
Qualified XVI                                 9.775       8.800             (9.97%)    (5)            597.9          5,261
Qualified XVII                                6.682       8.815             31.92%    (10)            748.3          6,597
Qualified XVIII                               8.454       8.815              4.27%     (8)          1,150.8         10,143
--------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Qualified VI                                 10.182       9.765             (4.10%)    (5)         97,659.7        953,611
Qualified X (1.25)                           10.182       9.765             (4.10%)    (5)         25,090.2        244,996
Qualified XI                                  8.779       9.785             11.46%    (10)            583.1          5,705
Qualified XII (0.45)                          9.231       9.567              3.64%    (12)             61.4            587
Qualified XII (0.50)                          8.967       9.815              9.46%    (11)            561.5          5,512
Qualified XII (0.75)                          9.600       9.550             (0.52%)    (8)              7.1             68
Qualified XII (0.80)                         10.043       9.795             (2.47%)    (6)         45,800.6        448,617
Qualified XII (0.85)                          9.580       9.792              2.21%     (8)          8,719.1         85,374
Qualified XII (0.95)                         10.103       9.785             (3.15%)    (5)          1,246.5         12,197
Qualified XII (1.00)                         10.061       9.781             (2.78%)    (5)         14,897.8        145,723
Qualified XII (1.05)                          8.935       9.778              9.43%     (8)            182.1          1,781
Qualified XII (1.15)                          9.763       9.771              0.08%     (8)            166.5          1,627
Qualified XII (1.20)                          9.973       9.768             (2.06%)    (6)            122.9          1,201
Qualified XIII                               10.183       9.785             (3.91%)    (5)          7,766.6         75,995
Qualified XV                                  9.974       9.785             (1.89%)    (8)            168.2          1,646
Qualified XVI                                 9.737       9.748              0.11%     (6)          1,095.3         10,677
Qualified XVIII                              10.021       9.765             (2.55%)    (6)          2,121.1         20,710
--------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Qualified III                                13.491      14.248              5.61%                 95,526.3      1,361,074
Qualified V                                  13.439      14.171              5.45%                    536.8          7,607
Qualified VI                                 13.491      14.248              5.61%              1,971,280.9     28,087,126
Qualified X (1.15)                           13.583      14.360              5.72%                 76,396.2      1,097,045
Qualified X (1.25)                           13.550      14.310              5.61%                507,368.3      7,260,552
Qualified XI                                 13.571      14.375              5.92%                 63,385.3        911,193
Qualified XII (0.40)                         12.598      13.111              4.07%    (11)         19,291.3        252,937
Qualified XII (0.50)                         10.115      10.293              1.76%     (6)            165.1          1,699
Qualified XII (0.75)                          9.977      10.054              0.77%     (6)         21,150.2        212,634
Qualified XII (0.80)                         10.359      10.423              0.62%     (5)        418,989.2      4,367,015
Qualified XII (0.85)                         12.497      13.136              5.11%     (1)         61,042.9        801,884
Qualified XII (0.90)                         10.390      10.351             (0.38%)    (5)             37.0            383
Qualified XII (0.95)                         12.369      13.102              5.93%                 55,493.5        727,061
Qualified XII (1.00)                         12.358      13.084              5.87%                190,406.2      2,491,362
Qualified XII (1.05)                         12.348      13.067              5.82%                 62,452.8        816,080
Qualified XII (1.10)                         12.338      13.050              5.77%                  3,369.4         43,971
Qualified XII (1.15)                         12.328      13.033              5.72%                 23,052.4        300,435

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)                    Units
                                      ------------------------      in Value of                     Outstanding      Reserves
                                       Beginning     End of         Accumulation                      at End          at End
                                        of Year       Year              Unit                          of Year         of Year
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP (continued):
Qualified XII (1.20)                   $  12.606   $  13.015             3.24%      (2)                 61,972.6   $    806,604
Qualified XII (1.25)                      12.308      12.998             5.61%                           5,866.3         76,253
Qualified XII (1.30)                      12.298      12.981             5.55%                          30,754.8        399,233
Qualified XII (1.50)                      12.257      12.913             5.35%                          14,096.9        182,030
Qualified XIII                            13.557      14.361             5.93%                          17,755.5        254,980
Qualified XV                              13.534      14.336             5.93%                          80,906.6      1,159,876
Qualified XVI                             13.467      14.187             5.35%                          32,088.1        455,223
Qualified XVII                            13.518      14.327             5.98%                          10,683.7        153,062
Qualified XVIII                           13.577      14.389             5.98%                          58,579.8        842,907
Annuity contracts in payment period                                                                                     261,063
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Qualified I                               41.763      43.523             4.21%                          31,408.3      1,366,973
Qualified III                             41.174      42.883             4.15%                         564,537.2     24,209,040
Qualified V                               11.888      12.362             3.99%                          16,631.9        205,599
Qualified VI                              11.951      12.447             4.15%                      10,102,496.1    125,745,345
Qualified VII                             11.867      12.367             4.21%                         349,707.5      4,324,917
Qualified VIII                            11.509      11.986             4.14%                           3,278.4         39,294
Qualified IX                              11.827      12.349             4.41%                           1,816.8         22,435
Qualified X (1.15)                        12.002      12.512             4.25%                         190,680.2      2,385,820
Qualified X (1.25)                        11.951      12.447             4.15%                       2,329,194.7     28,991,388
Qualified XI                              12.022      12.558             4.46%                         230,562.1      2,895,449
Qualified XII (0.40)                      11.148      11.225             0.69%     (11)                107,235.3      1,203,719
Qualified XII (0.50)                      10.050      10.399             3.47%      (4)                 34,355.4        357,246
Qualified XII (0.75)                      10.022      10.283             2.60%      (6)                 26,809.9        275,699
Qualified XII (0.80)                      10.136      10.414             2.74%      (5)              1,574,453.7     16,396,164
Qualified XII (0.85)                      10.799      11.246             4.14%      (1)                396,668.8      4,461,110
Qualified XII (0.90)                      10.297      10.381             0.82%     (10)                  1,235.3         12,824
Qualified XII (0.95)                      10.738      11.217             4.46%                         127,185.5      1,426,606
Qualified XII (1.00)                      10.729      11.202             4.41%                       1,039,908.8     11,649,013
Qualified XII (1.05)                      10.720      11.187             4.36%                          43,460.6        486,200
Qualified XII (1.10)                      10.711      11.172             4.30%                           6,783.6         75,790
Qualified XII (1.15)                      10.702      11.158             4.26%                          76,593.5        854,604
Qualified XII (1.20)                      10.761      11.143             3.55%      (2)                 15,146.8        168,779
Qualified XII (1.25)                      10.746      11.128             3.55%      (2)                  6,648.9         73,991
Qualified XII (1.30)                      10.676      11.114             4.10%                          13,000.2        144,478
Qualified XII (1.40)                      10.821      11.084             2.43%      (5)                    160.5          1,779
Qualified XII (1.50)                      10.641      11.055             3.89%                          13,218.2        146,126
Qualified XIII                            12.009      12.545             4.46%                         132,737.2      1,665,127
Qualified XV                              11.989      12.524             4.46%                         300,194.8      3,759,548
Qualified XVI                             11.929      12.393             3.89%                         123,429.0      1,529,681
Qualified XVII                            11.951      12.447             4.15%                         553,914.9      6,894,555
Qualified XVIII                           11.951      12.447             4.15%                         853,247.4     10,620,334
Qualified XIX                             41.763      43.523             4.21%                          29,827.3      1,298,164
Qualified XX                              41.174      42.883             4.15%                         120,538.6      5,169,057
Annuity contracts in payment period                                                                                      83,117
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Qualified VI                              10.126       8.873           (12.37%)     (5)                 90,949.1        806,970
Qualified VIII                            10.031       8.872           (11.55%)     (7)                    182.8          1,622
Qualified X (1.25)                         9.904       8.873           (10.41%)     (6)                 12,789.0        113,474
Qualified XI                               8.634       8.891             2.98%     (10)                    672.8          5,982
Qualified XII (0.40)                       8.679       8.898             2.52%     (11)                  1,098.6          9,775
Qualified XII (0.50)                       9.655       8.919            (7.62%)     (6)                    649.4          5,792
Qualified XII (0.75)                       9.792       8.944            (8.66%)     (6)                      8.6             77
Qualified XII (0.80)                      10.041       8.900           (11.36%)     (7)                 27,224.5        242,309
Qualified XII (0.85)                      10.041       8.897           (11.39%)     (7)                    397.9          3,540
Qualified XII (0.95)                      10.053       8.891           (11.56%)     (5)                 15,245.1        135,547

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                                       Value
                                                     Per Unit             Increase (Decrease)            Units
                                              -----------------------         in Value of             Outstanding      Reserves
                                               Beginning     End of           Accumulation               at End         at End
                                                of Year       Year                Unit                  of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP (continued):
Qualified XII (1.00)                           $  9.214    $  8.888               (3.54%)    (9)           6,500.0   $     57,773
Qualified XII (1.05)                              9.899       8.885              (10.24%)    (6)             131.2          1,166
Qualified XII (1.10)                              9.159       8.882               (3.02%)    (9)              15.5            138
Qualified XII (1.15)                             10.034       8.879              (11.51%)    (7)           2,845.4         25,264
Qualified XII (1.20)                              9.633       8.876               (7.86%)    (6)             371.7          3,299
Qualified XIII                                   10.127       8.891              (12.20%)    (5)          11,639.0        103,484
Qualified XV                                     10.024       8.891              (11.30%)    (5)           1,414.9         12,580
Qualified XVI                                     8.524       8.857                3.91%     (9)           1,342.4         11,890
Qualified XVIII                                   9.907       8.873              (10.44%)    (6)           2,297.4         20,384
---------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Qualified V                                      13.186      13.595                3.10%     (1)              11.6            158
Qualified VI                                     13.654      13.633               (0.15%)              1,696,713.8     23,131,181
Qualified VIII                                   13.346      13.631                2.14%     (1)             105.6          1,440
Qualified X (1.15)                               13.664      13.657               (0.05%)                 20,254.4        276,606
Qualified X (1.25)                               13.654      13.633               (0.15%)                208,453.6      2,841,833
Qualified XI                                     13.684      13.704                0.15%                  61,244.3        839,286
Qualified XII (0.40)                             12.820      13.714                6.97%    (11)          15,613.9        214,129
Qualified XII (0.45)                              8.583       9.176                6.91%    (12)             317.8          2,916
Qualified XII (0.50)                             10.719       9.312              (13.13%)    (4)           7,540.9         70,221
Qualified XII (0.75)                              9.812       9.159               (6.66%)    (6)          13,042.9        119,462
Qualified XII (0.80)                             10.578       9.764               (7.70%)    (5)       1,165,744.5     11,382,850
Qualified XII (0.85)                             13.558      13.728                1.25%     (1)          25,298.1        347,283
Qualified XII (0.90)                             10.939       9.513              (13.04%)    (4)           2,603.8         24,770
Qualified XII (0.95)                             13.684      13.704                0.15%                  44,944.2        615,911
Qualified XII (1.00)                             14.234      13.692               (3.81%)    (2)         404,068.0      5,532,521
Qualified XII (1.05)                             13.674      13.680                0.04%                   5,235.3         71,620
Qualified XII (1.10)                             13.669      13.668               (0.01%)                  6,323.0         86,425
Qualified XII (1.15)                             13.664      13.657               (0.05%)                  9,141.2        124,838
Qualified XII (1.20)                             14.380      13.645               (5.11%)    (2)          24,930.3        340,167
Qualified XII (1.25)                             13.203      13.633                3.26%     (1)           7,547.6        102,896
Qualified XII (1.40)                             11.872      13.598               14.54%     (9)              71.7            975
Qualified XII (1.50)                             13.629      13.574               (0.40%)                  3,580.5         48,602
Qualified XIII                                   13.684      13.704                0.15%                  52,935.6        725,425
Qualified XV                                     13.684      13.704                0.15%                  49,514.4        678,541
Qualified XVI                                    13.629      13.574               (0.40%)                 21,070.1        286,008
Qualified XVII                                   13.654      13.633               (0.15%)                  4,296.5         58,574
Qualified XVIII                                  15.646      13.708              (12.39%)    (5)           3,089.3         42,347
Annuity contracts in payment period                                                                                         9,901
---------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Qualified III                                    11.472      12.088                5.37%     (5)          33,957.0        410,457
Qualified V                                      14.922      15.985                7.12%     (4)             116.2          1,857
Qualified VI                                     13.261      16.030               20.88%               1,079,290.5     17,300,643
Qualified VIII                                   14.070      16.028               13.92%     (2)             170.3          2,730
Qualified X (1.25)                               13.261      16.030               20.88%                 112,738.5      1,807,157
Qualified XI                                     13.290      16.113               21.24%                  54,627.0        880,205
Qualified XII (0.40)                             13.986      16.125               15.29%    (11)          11,799.4        190,264
Qualified XII (0.50)                             10.508      11.369                8.19%     (4)             992.7         11,286
Qualified XII (0.75)                              9.921      10.620                7.05%     (6)          14,488.0        153,864
Qualified XII (0.80)                             10.972      11.692                6.56%     (5)         350,825.7      4,101,946
Qualified XII (0.85)                             13.404      16.141               20.42%     (1)          15,014.4        242,346
Qualified XII (0.90)                             10.515      11.462                9.01%     (3)           3,526.4         40,419
Qualified XII (0.95)                             13.290      16.113               21.24%                  29,112.3        469,087
Qualified XII (1.00)                             12.765      16.099               26.12%     (1)          98,683.4      1,588,714
Qualified XII (1.05)                             13.281      16.085               21.11%                   3,647.9         58,677
Qualified XII (1.10)                             13.276      16.071               21.05%                   1,219.4         19,598

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)       Units
                                         ------------------------      in Value of        Outstanding       Reserves
                                          Beginning     End of         Accumulation          at End          at End
                                           of Year       Year              Unit             of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP (continued):
Qualified XII (1.15)                      $  13.271   $  16.057           20.99%               4,025.1   $      64,633
Qualified XII (1.20)                         14.033      16.044           14.33%     (2)      12,115.1         194,368
Qualified XII (1.25)                         12.844      16.030           24.81%     (1)       1,234.3          19,786
Qualified XII (1.30)                         15.827      16.016            1.19%    (12)          87.7           1,405
Qualified XII (1.40)                         15.181      15.988            5.32%     (5)          39.1             625
Qualified XII (1.50)                         13.237      15.960           20.57%               2,432.4          38,822
Qualified XIII                               13.290      16.113           21.24%              19,971.3         321,798
Qualified XV                                 13.290      16.113           21.24%              32,611.7         525,472
Qualified XVI                                13.237      15.960           20.57%              15,870.2         253,296
Qualified XVII                               12.899      16.030           24.27%     (1)       5,260.5          84,325
Qualified XVIII                              16.118      16.118            0.00%    (12)          84.5           1,359
----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Qualified III                                23.675      27.186           14.83%             917,567.2      24,944,800
Qualified V                                  18.234      20.904           14.64%               1,516.9          31,708
Qualified VI                                 17.840      20.485           14.83%           1,306,652.4      26,767,345
Qualified VIII                               16.207      18.609           14.82%               6,057.5         112,723
Qualified X (1.25)                            9.839      10.500            6.72%     (6)      17,067.7         179,203
Qualified XI                                 17.946      20.668           15.17%              71,154.2       1,470,649
Qualified XII (0.40)                         13.635      14.976            9.83%    (11)      38,218.1         572,357
Qualified XII (0.45)                         10.217      10.714            4.86%    (12)         552.8           5,922
Qualified XII (0.50)                         10.377      10.966            5.68%     (4)      50,868.4         557,814
Qualified XII (0.75)                         10.081      10.694            6.08%     (6)       9,542.9         102,055
Qualified XII (0.80)                         10.492      11.254            7.26%     (5)      91,332.8       1,027,864
Qualified XII (0.85)                         13.124      15.005           14.33%     (1)     132,604.9       1,989,689
Qualified XII (0.95)                         12.994      14.965           15.17%              95,020.1       1,421,979
Qualified XII (1.00)                         12.983      14.945           15.11%             108,344.1       1,619,237
Qualified XII (1.05)                         12.972      14.926           15.06%              25,821.6         385,403
Qualified XII (1.10)                         13.068      14.906           14.06%     (1)       1,048.3          15,626
Qualified XII (1.15)                         12.951      14.886           14.94%              48,552.7         722,766
Qualified XII (1.20)                         13.354      14.867           11.33%     (2)       2,926.4          43,505
Qualified XII (1.25)                         12.930      14.847           14.83%                  50.5             750
Qualified XII (1.30)                         12.919      14.827           14.77%                  13.0             192
Qualified XII (1.50)                         12.877      14.749           14.54%               1,708.5          25,199
Qualified XIII                               17.926      20.646           15.17%              21,808.2         450,252
Qualified XV                                 17.896      20.612           15.18%              37,944.0         782,091
Qualified XVI                                17.808      20.397           14.54%              24,487.0         499,461
Qualified XVII                               17.840      20.485           14.83%               3,612.3          74,000
Qualified XVIII                              10.094      10.500            4.02%     (7)       9,411.8          98,817
----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products
Fund:
Equity-Income Portfolio:
Qualified III                                16.587      18.285           10.24%           2,533,673.2      46,328,715
Qualified V                                  15.723      17.305           10.06%                 488.1           8,446
Qualified VI                                 15.837      17.459           10.24%           6,281,076.6     109,662,239
Qualified VIII                               15.781      17.395           10.23%               4,737.8          82,416
Qualified X (1.15)                           19.890      21.948           10.35%             114,565.1       2,514,522
Qualified X (1.25)                           19.818      21.848           10.24%           1,332,062.6      29,102,669
Qualified XI                                 15.931      17.615           10.57%             239,213.5       4,213,775
Qualified XII (0.40)                         14.267      15.192            6.48%    (11)      54,319.8         825,201
Qualified XII (0.45)                          9.516       9.968            4.75%    (12)         519.2           5,176
Qualified XII (0.50)                         10.522      10.363           (1.51%)    (4)       6,791.1          70,376
Qualified XII (0.75)                          9.914       9.950            0.36%     (6)      67,227.1         668,920
Qualified XII (0.80)                         10.873      10.850           (0.21%)    (5)     846,659.8       9,186,377
Qualified XII (0.85)                         13.708      15.220           11.03%     (1)     306,098.9       4,658,977
Qualified XII (0.90)                          9.265      10.671           15.18%     (9)          20.0             213
Qualified XII (0.95)                         13.729      15.180           10.57%             147,150.0       2,233,784
Qualified XII (1.00)                         13.718      15.160           10.51%             409,327.3       6,205,534

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-----------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)       Units
                                      ------------------------      in Value of        Outstanding      Reserves
                                       Beginning     End of         Accumulation          at End         at End
                                        of Year       Year              Unit             of Year         of Year
-----------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Qualified XII (1.05)                   $  13.706   $  15.140           10.46%             81,061.5   $  1,227,296
Qualified XII (1.10)                      13.695      15.120           10.41%              4,490.0         67,891
Qualified XII (1.15)                      13.684      15.100           10.35%             62,313.0        940,950
Qualified XII (1.20)                      14.168      15.080            6.44%     (2)     13,583.5        204,846
Qualified XII (1.25)                      13.661      15.061           10.25%              8,740.6        131,639
Qualified XII (1.30)                      13.650      15.041           10.19%              3,611.9         54,325
Qualified XII (1.40)                      15.124      15.001           (0.81%)    (5)      2,077.2         31,160
Qualified XII (1.50)                      13.606      14.961            9.96%              9,413.6        140,841
Qualified XIII                            15.914      17.596           10.57%             74,067.2      1,303,285
Qualified XV                              15.887      17.567           10.57%             68,970.1      1,211,581
Qualified XVI                             15.808      17.384            9.97%            222,658.2      3,870,640
Qualified XVII                            15.837      17.459           10.24%             44,812.1        782,380
Qualified XVIII                           19.818      21.848           10.24%             21,380.3        467,113
-----------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified I                               13.142      18.115           37.84%                448.8          8,131
Qualified III                             14.087      19.406           37.76%                 71.9          1,395
Qualified V                               14.021      19.285           37.54%              1,160.1         22,372
Qualified VI                              13.904      19.155           37.77%          7,144,437.7    136,848,861
Qualified VIII                            14.073      19.385           37.75%              5,391.9        104,524
Qualified X (1.15)                        19.409      26.764           37.89%             76,868.5      2,057,310
Qualified X (1.25)                        19.339      26.641           37.76%          1,278,104.0     34,049,762
Qualified XI                              13.987      19.326           38.17%            292,984.6      5,662,140
Qualified XII (0.40)                      15.510      17.525           12.99%    (11)    128,517.6      2,252,224
Qualified XII (0.50)                      10.651      12.779           19.98%     (4)     18,614.4        237,873
Qualified XII (0.75)                       9.956      12.150           22.04%     (6)     63,727.2        774,299
Qualified XII (0.80)                      10.887      13.307           22.23%     (5)    981,477.1     13,060,689
Qualified XII (0.85)                      12.857      17.558           36.56%     (1)    399,819.9      7,020,059
Qualified XII (0.90)                      10.757      12.978           20.65%     (4)      1,343.2         17,433
Qualified XII (0.95)                      12.674      17.512           38.17%            165,194.2      2,892,838
Qualified XII (1.00)                      12.663      17.489           38.11%            581,798.3     10,174,875
Qualified XII (1.05)                      12.653      17.466           38.04%             65,095.3      1,136,925
Qualified XII (1.10)                      12.643      17.443           37.97%             13,477.5        235,081
Qualified XII (1.15)                      12.632      17.420           37.90%             70,232.0      1,223,407
Qualified XII (1.20)                      13.438      17.397           29.46%     (2)     58,305.3      1,014,312
Qualified XII (1.25)                      12.612      17.374           37.76%              9,906.3        172,109
Qualified XII (1.30)                      12.601      17.351           37.70%              2,635.9         45,735
Qualified XII (1.40)                      14.386      17.305           20.29%     (5)      4,116.0         71,227
Qualified XII (1.50)                      12.560      17.259           37.41%             12,955.9        223,609
Qualified XIII                            13.972      19.305           38.17%            100,561.3      1,941,310
Qualified XV                              13.948      19.273           38.18%            176,188.4      3,395,613
Qualified XVI                             13.879      19.072           37.42%            228,968.9      4,366,889
Qualified XVII                            13.904      19.155           37.77%             41,575.2        796,355
Qualified XVIII                           19.339      26.641           37.76%             22,564.9        601,146
-----------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Qualified III                              9.995       9.023           (9.72%)    (5)    178,600.9      1,611,556
-----------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Qualified V                               12.222      13.587           11.17%                 33.6            457
Qualified VI                              12.269      13.662           11.35%            651,566.3      8,901,467
Qualified VIII                            12.267      13.658           11.34%                243.9          3,331
Qualified X (1.15)                        12.686      14.140           11.46%             15,875.5        224,473
Qualified X (1.25)                        12.640      14.074           11.34%            194,687.2      2,740,125
Qualified XI                              12.342      13.784           11.68%             26,108.2        359,869
Qualified XII (0.40)                      12.178      13.170            8.15%    (11)     10,817.1        142,461
Qualified XII (0.50)                      10.774      10.183           (5.49%)    (4)        251.0          2,556
Qualified XII (0.75)                       9.912       9.427           (4.89%)    (6)      4,502.1         42,443
Qualified XII (0.80)                      11.184      10.530           (5.85%)    (5)     47,503.2        500,227

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)            Units
                                 ------------------------      in Value of             Outstanding      Reserves
                                  Beginning     End of         Accumulation               at End         at End
                                   of Year       Year              Unit                  of Year         of Year
----------------------------------------------------------------------------------------------------------------
Overseas Portfolio (continued):
Qualified XII (0.85)              $  12.182   $  13.195            8.32%     (1)         13,936.7   $    183,897
Qualified XII (0.95)                 11.783      13.160           11.69%                  9,216.6        121,293
Qualified XII (1.00)                 11.774      13.143           11.63%                 44,182.9        580,693
Qualified XII (1.05)                 11.764      13.126           11.58%                  9,112.9        119,612
Qualified XII (1.10)                 11.754      13.108           11.52%                  1,859.7         24,378
Qualified XII (1.15)                 11.745      13.091           11.46%                  9,778.0        128,004
Qualified XII (1.20)                 12.430      13.074            5.18%     (2)          5,796.8         75,785
Qualified XII (1.25)                 11.726      13.056           11.34%                    687.9          8,982
Qualified XII (1.30)                 11.716      13.039           11.29%                    408.4          5,325
Qualified XII (1.40)                 13.828      13.005           (5.95%)    (5)            112.7          1,466
Qualified XII (1.50)                 11.678      12.971           11.07%                    467.9          6,069
Qualified XIII                       12.328      13.769           11.69%                 14,164.7        195,030
Qualified XV                         12.308      13.746           11.68%                 17,178.0        236,126
Qualified XVI                        12.247      13.603           11.07%                 11,522.9        156,741
Qualified XVII                       12.269      13.662           11.35%                  1,816.0         24,809
Qualified XVIII                      12.640      14.074           11.34%                  2,059.3         28,983
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund II:
Asset Manager Portfolio:
Qualified III                        14.715      16.719           13.62%              1,596,943.4     26,699,659
----------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Qualified III                        17.276      22.177           28.37%              3,333,319.6     73,922,966
Qualified V                          15.315      19.627           28.16%                  1,261.0         24,749
Qualified VI                         15.270      19.601           28.36%              9,575,607.6    187,691,926
Qualified VIII                       15.371      19.729           28.35%                  3,321.4         65,530
Qualified X (1.15)                   17.201      22.103           28.50%                 19,136.2        422,961
Qualified X (1.25)                   17.156      22.023           28.37%                834,976.3     18,388,472
Qualified XI                         15.360      19.776           28.75%                209,707.3      4,147,194
Qualified XII (0.40)                 15.219      17.813           17.04%    (11)        197,022.1      3,509,529
Qualified XII (0.45)                 10.553      11.475            8.74%    (12)          1,753.8         20,125
Qualified XII (0.50)                 10.673      11.985           12.29%     (4)          8,618.1        103,285
Qualified XII (0.75)                  9.912      11.454           15.56%     (6)         78,074.5        894,250
Qualified XII (0.80)                 10.937      12.589           15.10%     (5)      2,102,804.7     26,471,967
Qualified XII (0.85)                 13.824      17.847           29.10%     (1)        217,720.3      3,885,627
Qualified XII (0.90)                 10.737      12.293           14.49%     (3)          1,037.9         12,758
Qualified XII (0.95)                 13.825      17.800           28.75%                254,733.6      4,534,200
Qualified XII (1.00)                 13.814      17.776           28.68%              1,138,179.9     20,232,652
Qualified XII (1.05)                 13.802      17.753           28.63%                 90,949.6      1,614,615
Qualified XII (1.10)                 13.791      17.729           28.55%                  5,767.6        102,257
Qualified XII (1.15)                 13.780      17.706           28.49%                 85,590.6      1,515,471
Qualified XII (1.20)                 13.768      17.683           28.44%                 29,528.3        522,139
Qualified XII (1.25)                 13.757      17.659           28.36%                 11,736.6        207,260
Qualified XII (1.30)                 13.746      17.636           28.30%                 10,680.8        188,366
Qualified XII (1.40)                 15.738      17.590           11.77%     (4)          1,990.2         35,007
Qualified XII (1.50)                 13.701      17.543           28.04%                 11,751.1        206,153
Qualified XIII                       15.343      19.755           28.76%                176,552.7      3,487,733
Qualified XV                         15.318      19.722           28.75%                187,525.3      3,698,342
Qualified XVI                        15.242      19.516           28.04%                157,444.1      3,072,751
Qualified XVII                       15.270      19.601           28.36%                 31,455.3        616,556
Qualified XVIII                      17.156      22.023           28.37%                 22,090.1        486,485
----------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Qualified III                        18.662      23.650           26.73%              3,947,186.8     93,352,318
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Qualified III                        18.174      24.098           32.60%              2,142,129.7     51,620,505
Qualified V                          15.720      20.810           32.38%                  2,389.5         49,726
Qualified VI                         15.801      20.951           32.59%              7,536,062.4    157,891,352

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

----------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                  Per Unit          Increase (Decrease)       Units
                                          ------------------------      in Value of        Outstanding      Reserves
                                           Beginning     End of         Accumulation          at End         at End
                                            of Year       Year              Unit             of Year         of Year
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Qualified VIII                             $  15.798   $  20.945            32.58%              5,606.5   $    117,425
Qualified X (1.15)                            15.295      20.300            32.72%             15,875.8        322,277
Qualified X (1.25)                            15.254      20.226            32.59%            565,274.8     11,433,071
Qualified XI                                  15.895      21.139            32.99%            283,820.6      5,999,598
Qualified XII (0.40)                          11.663      14.125            21.11%    (11)    198,263.9      2,800,434
Qualified XII (0.50)                          10.570      12.541            18.65%     (4)    134,432.0      1,685,956
Qualified XII (0.75)                           9.887      12.109            22.47%     (6)    117,102.9      1,418,013
Qualified XII (0.80)                          10.647      13.056            22.63%     (5)  1,605,725.7     20,964,683
Qualified XII (0.85)                          10.427      14.152            35.72%     (1)    320,159.2      4,530,814
Qualified XII (0.90)                          10.787      12.830            18.94%     (4)        353.1          4,531
Qualified XII (0.95)                          10.613      14.114            32.99%            375,663.3      5,302,265
Qualified XII (1.00)                          10.604      14.096            32.93%            997,760.1     14,064,209
Qualified XII (1.05)                          10.596      14.077            32.85%            114,249.2      1,608,306
Qualified XII (1.10)                          10.587      14.059            32.79%              3,031.6         42,621
Qualified XII (1.15)                          10.578      14.040            32.73%            103,123.2      1,447,854
Qualified XII (1.20)                          10.956      14.022            27.98%     (2)     43,050.2        603,629
Qualified XII (1.25)                          10.561      14.003            32.59%              4,812.4         67,388
Qualified XII (1.30)                          10.552      13.985            32.53%              3,585.6         50,142
Qualified XII (1.40)                          11.943      13.948            16.79%     (4)      1,441.3         20,102
Qualified XII (1.50)                          10.518      13.911            32.26%             13,650.3        189,886
Qualified XIII                                15.878      21.116            32.99%            120,002.0      2,533,930
Qualified XV                                  15.851      21.081            32.99%            212,741.1      4,484,705
Qualified XVI                                 15.773      20.861            32.26%            100,074.7      2,087,661
Qualified XVII                                15.801      20.951            32.59%             32,181.5        674,250
Qualified XVIII                               15.254      20.226            32.59%             10,568.2        213,749
----------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Qualified III                                 15.016      19.914            32.62%              3,698.2         73,645
Qualified V                                   14.954      19.800            32.41%                426.9          8,452
Qualified VI                                  15.012      19.908            32.61%          3,192,160.0     63,550,099
Qualified VIII                                15.009      19.903            32.61%              3,145.3         62,600
Qualified X (1.15)                            15.616      20.731            32.75%             22,910.9        474,964
Qualified X (1.25)                            15.576      20.657            32.62%            447,035.2      9,234,497
Qualified XI                                  15.100      20.086            33.02%            105,755.4      2,124,205
Qualified XII (0.40)                          15.614      17.878            14.50%    (11)     39,424.1        704,830
Qualified XII (0.45)                          10.945      11.816             7.96%    (12)        612.1          7,232
Qualified XII (0.50)                          10.615      12.415            16.96%     (4)     30,062.0        373,209
Qualified XII (0.75)                           9.856      11.794            19.66%     (6)     26,591.6        313,619
Qualified XII (0.80)                          10.741      12.741            18.62%     (5)    425,124.8      5,416,639
Qualified XII (0.85)                          13.744      17.912            30.33%     (1)     47,668.3        853,846
Qualified XII (0.90)                          10.570      12.490            18.16%     (4)        478.6          5,977
Qualified XII (0.95)                          13.431      17.865            33.01%             81,982.5      1,464,616
Qualified XII (1.00)                          13.420      17.841            32.94%            184,550.3      3,292,638
Qualified XII (1.05)                          13.409      17.818            32.88%             37,433.9        666,991
Qualified XII (1.10)                          13.398      17.794            32.81%              4,709.2         83,797
Qualified XII (1.15)                          13.387      17.771            32.75%             36,442.2        647,610
Qualified XII (1.20)                          14.246      17.747            24.58%     (2)     21,104.5        374,551
Qualified XII (1.25)                          13.370      17.724            32.57%     (1)        797.9         14,141
Qualified XII (1.30)                          13.354      17.701            32.55%                668.1         11,826
Qualified XII (1.40)                          15.102      17.654            16.90%     (5)        564.4          9,964
Qualified XII (1.50)                          13.310      17.607            32.28%             20,319.3        357,771
Qualified XIII                                15.084      20.064            33.02%             45,434.7        911,610
Qualified XV                                  15.059      20.031            33.02%             89,095.1      1,784,651
Qualified XVI                                 14.984      19.822            32.29%             53,979.8      1,070,002
Qualified XVII                                15.012      19.908            32.61%             23,034.8        458,581
Qualified XVIII                               15.576      20.657            32.62%             25,387.3        524,429
----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

--------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)            Units
                                      ------------------------      in Value of             Outstanding      Reserves
                                       Beginning     End of         Accumulation               at End         at End
                                        of Year       Year              Unit                  of Year        of Year
--------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Qualified III                          $  14.430   $  15.548            7.75%                  8,966.5   $   139,412
Qualified V                               14.299      15.383            7.58%                     24.7           380
Qualified VI                              14.373      15.487            7.75%              1,213,451.1    18,792,980
Qualified VIII                            14.370      15.482            7.74%                    283.5         4,389
Qualified X (1.25)                        10.054      10.419            3.63%     (5)         54,517.2       568,008
Qualified XI                              14.458      15.626            8.08%                 57,101.4       892,246
Qualified XII (0.40)                      12.743      13.053            2.43%    (11)         21,373.8       278,992
Qualified XII (0.45)                      10.457      10.446           (0.11%)   (12)             82.2           859
Qualified XII (0.50)                      10.186      10.640            4.46%     (4)         13,363.7       142,197
Qualified XII (0.75)                      10.062      10.427            3.63%     (6)          6,947.4        72,440
Qualified XII (0.80)                      10.210      10.643            4.24%     (5)        367,677.1     3,913,004
Qualified XII (0.85)                      12.306      13.078            6.27%     (1)         25,566.1       334,351
Qualified XII (0.90)                      10.232      10.638            3.97%     (4)            392.7         4,178
Qualified XII (0.95)                      12.069      13.043            8.07%                 36,739.5       479,207
Qualified XII (1.00)                      12.059      13.026            8.02%                414,150.6     5,394,811
Qualified XII (1.05)                      12.049      13.009            7.97%                 13,507.0       175,712
Qualified XII (1.10)                      12.039      12.992            7.92%                  2,779.8        36,115
Qualified XII (1.15)                      12.029      12.975            7.86%                  8,868.9       115,071
Qualified XII (1.20)                      12.212      12.958            6.11%     (2)         13,990.2       181,278
Qualified XII (1.25)                      12.112      12.940            6.84%     (1)            126.4         1,636
Qualified XII (1.30)                      12.225      12.923            5.71%     (3)          8,960.0       115,794
Qualified XII (1.40)                      12.375      12.889            4.15%     (5)             30.2           389
Qualified XII (1.50)                      11.960      12.855            7.48%                    247.6         3,183
Qualified XIII                            14.442      15.609            8.08%                 10,857.1       169,464
Qualified XV                              14.418      15.583            8.08%                 20,316.8       316,591
Qualified XVI                             14.347      15.420            7.48%                 14,524.0       223,965
Qualified XVII                            14.373      15.487            7.75%                  9,336.5       144,596
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Qualified III                             16.816      22.529           33.97%              1,354,047.1    30,505,388
Qualified V                               15.368      20.556           33.76%                  1,053.4        21,653
Qualified VI                              15.414      20.651           33.98%              2,995,268.0    61,855,860
Qualified VIII                            15.424      20.663           33.97%                  1,852.6        38,279
Qualified X (1.15)                        16.528      22.165           34.11%                 33,675.9       746,443
Qualified X (1.25)                        16.485      22.086           33.98%                465,445.6    10,279,993
Qualified XI                              15.505      20.836           34.38%                128,843.5     2,684,540
Qualified XII (0.40)                      14.790      17.807           20.40%    (11)         73,901.1     1,315,941
Qualified XII (0.50)                      10.286      12.391           20.46%     (4)          7,784.6        96,459
Qualified XII (0.75)                       9.810      11.666           18.92%     (6)         41,103.5       479,534
Qualified XII (0.80)                      10.918      12.836           17.57%     (5)        434,912.8     5,582,684
Qualified XII (0.85)                      13.512      17.841           32.04%     (1)        446,603.2     7,967,771
Qualified XII (0.90)                      10.569      12.464           17.93%     (6)            127.7         1,591
Qualified XII (0.95)                      13.242      17.794           34.38%                 53,447.5       951,030
Qualified XII (1.00)                      13.231      17.770           34.31%                220,151.3     3,912,152
Qualified XII (1.05)                      13.220      17.747           34.24%                 45,804.1       812,878
Qualified XII (1.10)                      13.209      17.723           34.17%                  2,555.4        45,291
Qualified XII (1.15)                      13.198      17.700           34.11%                 39,188.1       693,632
Qualified XII (1.20)                      14.218      17.677           24.33%     (2)         19,753.5       349,177
Qualified XII (1.25)                      13.177      17.653           33.97%                  5,365.3        94,715
Qualified XII (1.30)                      13.166      17.630           33.91%                    911.2        16,065
Qualified XII (1.40)                      15.123      17.584           16.27%     (5)          2,368.3        41,643
Qualified XII (1.50)                      13.123      17.537           33.64%                  8,841.6       155,057
Qualified XIII                            15.489      20.813           34.37%                 47,156.5       981,469
Qualified XV                              15.463      20.778           34.37%                 61,354.9     1,274,858
Qualified XVI                             15.386      20.562           33.64%                 56,524.9     1,162,269
Qualified XVII                            15.414      20.651           33.98%                  7,087.9       146,374
Qualified XVIII                           16.485      22.086           33.98%                 21,941.8       484,614
Annuity contracts in payment period                                                                          235,492
--------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit           Increase (Decrease)              Units
                                         ------------------------       in Value of               Outstanding    Reserves
                                          Beginning     End of          Accumulation                at End        at End
                                           of Year       Year               Unit                    of Year      of Year
---------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Qualified III                             $  18.690   $  23.797             27.32%               4,687,166.8   $111,538,596
Qualified V                                  16.782      21.334             27.12%                   2,948.4         62,899
Qualified VI                                 16.720      21.288             27.32%              14,519,619.8    309,094,974
Qualified VIII                               16.670      21.223             27.31%                   6,944.9        147,391
Qualified X (1.15)                           18.828      23.996             27.45%                  74,103.7      1,778,187
Qualified X (1.25)                           18.779      23.910             27.32%               1,360,741.2     32,534,708
Qualified XI                                 16.819      21.478             27.70%                 655,880.5     14,087,149
Qualified XII (0.40)                         15.344      17.582             14.59%    (11)         383,490.2      6,742,350
Qualified XII (0.45)                          9.630      10.235              6.28%    (12)           1,185.6         12,135
Qualified XII (0.50)                         10.980      11.485              4.60%     (4)          37,288.1        428,241
Qualified XII (0.75)                          9.953      10.217              2.65%     (6)         167,605.9      1,712,362
Qualified XII (0.80)                         11.798      12.009              1.79%     (5)       4,480,347.5     53,804,310
Qualified XII (0.85)                         14.300      17.615             23.18%     (1)         710,850.5     12,521,719
Qualified XII (0.90)                         10.606      11.745             10.74%     (3)           5,139.9         60,366
Qualified XII (0.95)                         13.757      17.569             27.71%                 427,855.0      7,516,824
Qualified XII (1.00)                         13.746      17.545             27.64%               2,151,201.8     37,743,896
Qualified XII (1.05)                         13.735      17.522             27.57%                 202,767.8      3,552,963
Qualified XII (1.10)                         13.724      17.499             27.51%                  14,917.9        261,052
Qualified XII (1.15)                         13.712      17.476             27.45%                 130,325.6      2,277,589
Qualified XII (1.20)                         13.701      17.453             27.38%                  46,823.7        817,219
Qualified XII (1.25)                         13.690      17.430             27.32%                  10,441.4        181,995
Qualified XII (1.30)                         13.679      17.407             27.25%                   6,473.0        112,676
Qualified XII (1.40)                         16.231      17.361              6.96%     (4)             648.5         11,260
Qualified XII (1.50)                         13.634      17.315             27.00%                  23,084.7        399,722
Qualified XIII                               16.800      21.455             27.71%                 236,904.3      5,082,747
Qualified XV                                 16.773      21.419             27.70%                 301,775.4      6,463,796
Qualified XVI                                16.689      21.196             27.01%                 182,950.6      3,877,864
Qualified XVII                               16.720      21.288             27.32%                  67,482.4      1,436,571
Qualified XVIII                              18.779      23.910             27.32%                  65,838.9      1,574,179
Annuity contracts in payment period                                                                                 365,972
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                                 7.715       5.470            (29.10%)                745,855.7      4,094,455
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                                14.403      11.433            (20.62%)                534,962.3      6,116,289
Qualified V                                  15.987      12.670            (20.75%)                  2,110.3         26,737
Qualified VI                                 15.541      12.336            (20.62%)                755,983.9      9,325,791
Qualified VIII                               13.472      10.693            (20.63%)                    652.7          6,979
Qualified XI                                 15.633      12.446            (20.39%)                 37,897.4        471,683
Qualified XII (0.40)                          9.754       9.626            ( 1.31%)   (11)          12,236.5        117,791
Qualified XII (0.75)                          9.791       7.696            (21.40%)    (6)          13,174.5        101,395
Qualified XII (0.80)                         10.922       8.415            (22.95%)    (5)         140,250.4      1,180,144
Qualified XII (0.85)                         11.047       9.645            (12.69%)    (1)          14,189.8        136,854
Qualified XII (0.95)                         12.082       9.619            (20.39%)                 51,076.6        491,310
Qualified XII (1.00)                         12.072       9.606            (20.43%)                 75,695.4        727,160
Qualified XII (1.05)                         12.062       9.594            (20.46%)                  2,960.6         28,403
Qualified XII (1.10)                          8.980       9.581              6.69%     (8)              31.3            300
Qualified XII (1.15)                         12.042       9.568            (20.54%)                 12,058.7        115,382
Qualified XII (1.20)                         11.980       9.556            (20.23%)    (6)           2,826.2         27,006
Qualified XII (1.25)                         12.022       9.543            (20.62%)                     52.7            503
Qualified XII (1.50)                         11.973       9.480            (20.82%)                    317.5          3,010
Qualified XIII                               15.616      12.433            (20.38%)                 16,413.6        204,067
Qualified XV                                 15.590      12.412            (20.38%)                 38,283.4        475,178
Qualified XVI                                15.512      12.283            (20.82%)                 14,341.8        176,155
Qualified XVII                               15.541      12.336            (20.62%)                    745.1          9,190
---------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit          Increase (Decrease)        Units
                                      ------------------------      in Value of         Outstanding      Reserves
                                       Beginning     End of         Accumulation           at End         at End
                                        of Year       Year              Unit              of Year         of Year
-------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Qualified III                          $  10.182   $  10.531            3.43%     (5)       36,633.2   $    385,767
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Global Securities Fund:
Qualified III                             10.077      10.303            2.24%     (6)       20,547.5        211,700
Qualified VI                              10.079      10.018           (0.61%)    (5)       39,441.2        395,141
Qualified X (1.25)                         9.865      10.018            1.55%     (5)       11,129.0        111,496
Qualified XI                               8.907      10.039           12.71%    (10)          773.7          7,768
Qualified XII (0.40)                       9.004      10.047           11.58%    (11)        1,563.9         15,712
Qualified XII (0.50)                      10.131      10.070           (0.60%)    (7)          179.7          1,810
Qualified XII (0.75)                       9.713      10.027            3.23%     (6)          535.3          5,367
Qualified XII (0.80)                      10.001      10.050            0.49%     (7)        2,686.4         26,997
Qualified XII (0.85)                       9.275      10.046            8.31%     (8)        7,592.4         76,275
Qualified XII (0.95)                      10.182      10.039           (1.40%)    (7)          144.4          1,450
Qualified XII (1.00)                       9.484      10.036            5.82%     (8)        5,395.1         54,144
Qualified XII (1.05)                       9.801      10.032            2.36%     (6)          180.2          1,808
Qualified XII (1.10)                      10.160      10.029           (1.29%)    (7)           26.8            269
Qualified XII (1.15)                       9.974      10.025            0.51%     (7)          294.7          2,954
Qualified XII (1.30)                       9.965      10.015            0.50%    (12)          139.3          1,395
Qualified XII (1.40)                      10.041      10.008           (0.33%)    (7)           13.5            135
Qualified XIII                            10.080      10.039           (0.41%)    (5)        3,153.1         31,654
Qualified XV                              10.042      10.039           (0.03%)    (5)          381.8          3,833
Qualified XVI                              9.728      10.001            2.81%     (6)          152.2          1,522
Qualified XVII                             8.115      10.018           23.45%    (10)        2,464.5         24,691
-------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Qualified III                             10.055       9.935           (1.19%)    (5)      100,555.4        999,000
Qualified VI                              10.015       9.895           (1.20%)    (5)       71,074.2        703,260
Qualified X (1.25)                         9.988       9.895           (0.93%)    (5)       13,884.9        137,388
Qualified XI                               9.660       9.915            2.64%    (10)          176.2          1,747
Qualified XII (0.40)                       9.695       9.923            2.35%    (11)        1,512.8         15,011
Qualified XII (0.45)                       9.975       9.953           (0.22%)   (12)          574.6          5,719
Qualified XII (0.50)                       9.995       9.946           (0.49%)    (5)           14.2            142
Qualified XII (0.75)                      10.029       9.935           (0.94%)    (7)          924.6          9,186
Qualified XII (0.80)                      10.025       9.926           (0.99%)    (6)       18,785.5        186,456
Qualified XII (0.85)                       9.935       9.922           (0.13%)    (8)        2,776.3         27,546
Qualified XII (0.95)                      10.037       9.915           (1.22%)    (7)          614.0          6,088
Qualified XII (1.00)                       9.991       9.912           (0.79%)    (5)        7,329.1         72,645
Qualified XII (1.05)                       9.582       9.908            3.40%    (10)            4.8             47
Qualified XII (1.10)                       9.720       9.905            1.90%     (9)           22.4            222
Qualified XII (1.15)                      10.052       9.902           (1.49%)    (7)          688.9          6,821
Qualified XII (1.20)                       9.905       9.898           (0.07%)   (12)           56.6            561
Qualified XII (1.50)                       9.973       9.878           (0.95%)    (5)            2.5             25
Qualified XIII                            10.056       9.915           (1.40%)    (7)        1,158.4         11,486
Qualified XV                               9.992       9.915           (0.77%)    (5)        5,937.8         58,874
Qualified XVI                              9.666       9.878            2.19%    (11)           11.1            110
Qualified XVIII                           10.023       9.895           (1.28%)    (6)        1,136.4         11,244
Annuity contracts in payment period                                                                           3,521
-------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Qualified III                             15.046      19.268           28.06%            3,101,879.7     59,766,560
Qualified V                               14.893      19.041           27.85%                4,324.5         82,342
Qualified VI                              14.927      19.114           28.05%           11,377,408.3    217,471,707
Qualified VIII                            15.638      20.023           28.04%               12,327.2        246,830
Qualified X (1.15)                        14.991      19.216           28.18%               72,541.9      1,393,949
Qualified X (1.25)                        14.927      19.114           28.05%            1,369,984.2     26,186,352
Qualified XI                              15.015      19.285           28.44%              595,462.3     11,483,622

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Value
                                                          Per Unit           Increase (Decrease)           Units
                                                  ------------------------       in Value of            Outstanding       Reserves
                                                   Beginning     End of          Accumulation              at End          at End
                                                    of Year       Year               Unit                 of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio (continued):
Qualified XII (0.40)                               $  10.705   $  12.776             19.35%   (11)        339,956.1   $   4,343,297
Qualified XII (0.45)                                  10.094      11.002              9.00%   (12)            371.1           4,083
Qualified XII (0.50)                                   9.990      10.841              8.52%    (4)        178,397.7       1,933,950
Qualified XII (0.75)                                   9.828      10.982             11.74%    (6)        139,546.5       1,532,495
Qualified XII (0.80)                                  10.687      11.846             10.84%    (5)      3,491,453.8      41,360,324
Qualified XII (0.85)                                  10.399      12.800             23.09%    (1)        706,142.1       9,038,965
Qualified XII (0.90)                                  10.233      11.462             12.01%    (6)            236.2           2,707
Qualified XII (0.95)                                   9.940      12.767             28.44%               626,638.0       8,000,073
Qualified XII (1.00)                                   9.932      12.750             28.37%             2,223,124.5      28,344,393
Qualified XII (1.05)                                   9.923      12.733             28.32%               102,952.0       1,310,884
Qualified XII (1.10)                                   9.915      12.716             28.25%                 6,017.4          76,519
Qualified XII (1.15)                                   9.907      12.699             28.18%               196,772.2       2,498,884
Qualified XII (1.20)                                  11.093      12.683             14.33%    (2)         88,260.5       1,119,370
Qualified XII (1.25)                                   9.891      12.666             28.06%                21,617.0         273,798
Qualified XII (1.30)                                   9.883      12.649             27.99%                 5,461.9          69,088
Qualified XII (1.40)                                  11.707      12.616              7.76%    (5)            928.1          11,708
Qualified XII (1.50)                                   9.850      12.582             27.74%                 5,349.1          67,305
Qualified XIII                                        14.999      19.264             28.44%               289,624.8       5,579,409
Qualified XV                                          14.974      19.232             28.44%               398,717.2       7,668,212
Qualified XVI                                         14.899      19.032             27.74%               135,640.9       2,581,496
Qualified XVII                                        14.927      19.114             28.05%                40,139.8         767,246
Qualified XVIII                                       14.927      19.114             28.05%                49,217.5         940,762
Annuity contracts in payment period                                                                                          27,431
-----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Qualified I                                            9.041      10.989             21.55%                   603.1           6,627
Qualified III                                         11.960      14.528             21.47%             1,379,652.6      21,623,158
Qualified V                                           13.682      16.593             21.28%                 8,235.9         136,659
Qualified VI                                          13.795      16.758             21.48%             8,758,122.7     146,764,601
Qualified VII                                         11.627      14.132             21.54%                50,979.3         720,451
Qualified VIII                                        11.636      14.134             21.47%                12,597.3         178,046
Qualified IX                                          11.436      13.926             21.77%                 1,089.6          15,174
Qualified X (1.15)                                    13.852      16.844             21.60%                 5,155.0          86,830
Qualified X (1.25)                                    13.795      16.758             21.48%             1,054,685.1      17,673,929
Qualified XI                                          13.877      16.907             21.83%               378,797.5       6,404,485
Qualified XII (0.40)                                   9.362      10.641             13.66%   (11)        331,957.8       3,532,250
Qualified XII (0.45)                                   9.862      10.577              7.25%   (12)            473.4           5,007
Qualified XII (0.50)                                  10.490      11.127              6.07%    (4)         79,769.0         887,585
Qualified XII (0.75)                                   9.917      10.558              6.46%    (6)         46,474.6         490,680
Qualified XII (0.80)                                  11.019      11.682              6.02%    (5)        750,388.3       8,766,147
Qualified XII (0.85)                                   8.861      10.661             20.31%    (1)        616,204.9       6,569,356
Qualified XII (0.90)                                  10.954      11.375              3.84%    (4)            827.6           9,414
Qualified XII (0.95)                                   8.727      10.633             21.84%               237,867.2       2,529,201
Qualified XII (1.00)                                   8.720      10.619             21.78%               741,692.5       7,875,882
Qualified XII (1.05)                                   8.713      10.605             21.71%                40,973.9         434,517
Qualified XII (1.10)                                  10.008      10.591              5.83%    (5)            121.2           1,283
Qualified XII (1.15)                                   8.698      10.577             21.60%               135,558.5       1,433,769
Qualified XII (1.20)                                   9.310      10.563             13.46%    (2)         49,879.0         526,859
Qualified XII (1.25)                                   8.597      10.549             22.71%    (1)          3,244.0          34,220
Qualified XII (1.30)                                   8.677      10.535             21.41%                 5,146.2          54,215
Qualified XII (1.40)                                   9.977      10.507              5.31%    (5)            219.8           2,309
Qualified XII (1.50)                                   8.649      10.479             21.16%                 1,814.1          19,011
Qualified XIII                                        13.862      16.889             21.84%               158,866.2       2,683,093
Qualified XV                                          13.839      16.861             21.84%               431,603.1       7,277,219
Qualified XVI                                         13.770      16.685             21.17%               146,727.9       2,448,181

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                      Value
                                                     Per Unit         Increase (Decrease)           Units
                                             ------------------------     in Value of            Outstanding      Reserves
                                              Beginning     End of        Accumulation             at End         at End
                                               of Year       Year             Unit                of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio (continued):
Qualified XVII                                $  13.795   $  16.758          21.48%                 56,680.1   $    949,819
Qualified XVIII                                  13.795      16.758          21.48%                 75,738.1      1,269,184
Qualified XIX                                     9.041      10.989          21.55%                 30,746.7        337,866
Qualified XX                                     11.960      14.528          21.47%                 23,436.6        340,489
---------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Qualified III                                    23.440      29.339          25.17%              2,244,308.4     65,845,563
Qualified V                                      19.248      24.053          24.96%                  6,631.6        159,509
Qualified VI                                     19.291      24.145          25.16%              2,186,996.3     52,805,949
Qualified VIII                                   16.585      20.756          25.15%                 11,497.4        238,643
Qualified X (1.15)                                9.473      10.502          10.86%    (11)         12,126.4        127,350
Qualified X (1.25)                                9.828      10.495           6.79%     (5)         42,212.8        443,007
Qualified XI                                     19.405      24.361          25.54%                182,556.6      4,447,294
Qualified XII (0.40)                             14.188      15.676          10.49%    (11)         36,644.4        574,430
Qualified XII (0.45)                              9.984      10.673           6.90%    (12)            191.7          2,046
Qualified XII (0.50)                             10.726      11.320           5.54%     (4)         71,604.9        810,587
Qualified XII (0.75)                              9.963      10.653           6.93%     (6)         49,316.4        525,368
Qualified XII (0.80)                             11.274      12.055           6.93%     (5)        376,470.9      4,538,245
Qualified XII (0.85)                             12.661      15.706          24.05%     (1)        382,755.1      6,011,447
Qualified XII (0.90)                             11.183      11.654           4.21%     (4)            957.3         11,156
Qualified XII (0.95)                             12.478      15.664          25.53%                103,316.6      1,618,377
Qualified XII (1.00)                             12.467      15.644          25.48%                291,491.9      4,559,986
Qualified XII (1.05)                             12.457      15.623          25.42%                 25,784.2        402,826
Qualified XII (1.10)                             14.846      15.602           5.09%     (4)          1,487.6         23,210
Qualified XII (1.15)                             12.437      15.582          25.29%                 75,919.6      1,182,959
Qualified XII (1.20)                             13.387      15.561          16.24%     (2)         19,782.0        307,830
Qualified XII (1.25)                             12.394      15.541          25.39%     (1)          1,059.7         16,468
Qualified XII (1.30)                             12.406      15.520          25.10%                  1,073.5         16,661
Qualified XII (1.40)                             14.631      15.479           5.80%     (5)             45.6            706
Qualified XII (1.50)                             12.365      15.438          24.85%                  1,255.5         19,383
Qualified XIII                                   19.384      24.335          25.54%                 48,710.8      1,185,364
Qualified XV                                     19.352      24.294          25.54%                171,101.9      4,156,785
Qualified XVI                                    19.256      24.041          24.85%                 28,002.3        673,209
Qualified XVII                                   19.291      24.145          25.16%                  5,459.7        131,826
Qualified XVIII                                  10.055      10.495           4.38%     (5)          1,552.3         16,292
---------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Qualified III                                    17.709      20.829          17.62%              2,962,630.7     61,707,422
Qualified V                                      16.782      19.707          17.43%                  3,201.7         63,094
Qualified VI                                     16.986      19.978          17.61%              4,030,904.1     80,530,902
Qualified VIII                                   14.312      16.832          17.61%                 21,064.0        354,542
Qualified X (1.15)                               17.056      20.081          17.74%                 27,591.3        554,056
Qualified X (1.25)                               16.986      19.978          17.61%                467,483.6      9,339,562
Qualified XI                                     17.087      20.157          17.97%                273,684.1      5,516,618
Qualified XII (0.40)                             12.570      13.602           8.21%    (11)        168,912.2      2,297,502
Qualified XII (0.50)                             10.711      10.797           0.80%     (4)        113,510.7      1,225,536
Qualified XII (0.75)                             10.009       9.781          (2.28%)    (6)         34,687.8        339,267
Qualified XII (0.80)                             11.338      11.041          (2.62%)    (5)        850,743.3      9,392,885
Qualified XII (0.85)                             11.868      13.628          14.83%     (1)        434,053.9      5,915,156
Qualified XII (0.90)                             10.020      11.029          10.07%    (10)              9.8            108
Qualified XII (0.95)                             11.522      13.592          17.97%                234,075.3      3,181,491
Qualified XII (1.00)                             11.512      13.574          17.91%                715,388.6      9,710,570
Qualified XII (1.05)                             11.503      13.556          17.85%                 29,581.3        401,001
Qualified XII (1.10)                             11.633      13.538          16.38%     (1)          3,300.1         44,677
Qualified XII (1.15)                             11.484      13.520          17.73%                 88,163.2      1,191,979
Qualified XII (1.20)                             12.274      13.502          10.00%     (2)         13,604.4        183,691
Qualified XII (1.25)                             11.465      13.485          17.62%                  2,493.0         33,617
Qualified XII (1.30)                             11.456      13.467          17.55%                    312.5          4,208

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

---------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                    Per Unit          Increase (Decrease)        Units
                                            ------------------------      in Value of         Outstanding       Reserves
                                             Beginning     End of         Accumulation           at End          at End
                                              of Year       Year              Unit              of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Qualified XII (1.40)                         $  13.542   $  13.431           (0.82%)   (5)            125.4   $       1,685
Qualified XII (1.50)                            11.418      13.396           17.32%                 3,207.5          42,967
Qualified XIII                                  17.068      20.135           17.97%                81,257.4       1,636,113
Qualified XV                                    17.040      20.102           17.97%               353,311.2       7,102,088
Qualified XVI                                   16.955      19.892           17.32%                45,319.7         901,506
Qualified XVII                                  16.986      19.978           17.61%                 3,854.9          77,015
Qualified XVIII                                 16.986      19.978           17.61%                10,839.2         216,551
---------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Qualified III                                   16.608      20.929           26.02%             1,564,888.2      32,751,256
Qualified V                                     14.647      18.429           25.82%                 1,068.6          19,693
Qualified VI                                    14.400      18.146           26.01%             6,541,818.7     118,710,603
Qualified VIII                                  14.701      18.525           26.01%                 3,988.5          73,886
Qualified X (1.15)                              16.172      20.400           26.14%                47,435.8         967,704
Qualified X (1.25)                              16.131      20.328           26.02%               717,871.6      14,592,925
Qualified XI                                    14.485      18.309           26.40%               277,044.4       5,072,289
Qualified XII (0.40)                            15.042      16.863           12.11%   (11)        169,615.2       2,860,277
Qualified XII (0.45)                            10.302      11.057            7.33%   (12)            817.4           9,038
Qualified XII (0.50)                            10.256      11.551           12.63%    (4)          4,868.6          56,236
Qualified XII (0.75)                             9.961      11.036           10.79%    (6)         42,864.5         473,063
Qualified XII (0.80)                            10.967      12.153           10.81%    (5)      1,058,534.2      12,864,165
Qualified XII (0.85)                            13.562      16.895           24.58%    (1)        129,123.4       2,181,602
Qualified XII (0.90)                            10.840      11.792            8.78%    (4)            168.7           1,989
Qualified XII (0.95)                            13.332      16.851           26.40%               197,937.5       3,335,428
Qualified XII (1.00)                            13.321      16.829           26.33%               767,052.8      12,908,505
Qualified XII (1.05)                            13.310      16.806           26.27%                51,411.7         864,048
Qualified XII (1.10)                            14.258      16.784           17.72%    (2)          2,769.4          46,482
Qualified XII (1.15)                            13.288      16.762           26.14%                60,127.4       1,007,864
Qualified XII (1.20)                            14.232      16.740           17.62%    (2)         45,970.5         769,546
Qualified XII (1.25)                            13.156      16.718           27.08%    (1)          1,238.6          20,707
Qualified XII (1.30)                            13.256      16.696           25.95%                 2,748.4          45,888
Qualified XII (1.40)                            15.190      16.652            9.62%    (5)          1,524.7          25,389
Qualified XII (1.50)                            13.212      16.608           25.70%                 5,824.3          96,729
Qualified XIII                                  14.470      18.289           26.39%                84,841.6       1,551,639
Qualified XV                                    14.445      18.258           26.40%               109,122.7       1,992,390
Qualified XVI                                   14.374      18.068           25.70%                91,619.6       1,655,394
Qualified XVII                                  14.400      18.146           26.01%                29,383.6         533,207
Qualified XVIII                                 16.131      20.328           26.02%                18,939.4         385,001
Annuity contracts in payment period                                                                                  56,047
---------------------------------------------------------------------------------------------------------------------------

   Qualified I     Individual contracts issued prior to May 1, 1975 in
                   connection with "Qualified Corporate Retirement Plans"
                   established pursuant to Section 401 of the Internal Revenue
                   Code ("Code"); Tax-Deferred Annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                   Retirement Annuity Plans established by or on behalf of
                   individuals pursuant to section 408(b) of the Code;
                   Individual contracts issued prior to November 1, 1975 in
                   connection with "H.R. 10 Plans" established by persons
                   entitled to the benefits of the Self-Employed Individuals Tax
                   Retirement Act of 1962, as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified
                   Corporate Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity
                   Plans.

   Qualified III   Individual contracts issued in connection with Tax-Deferred
                   Annuity Plans and Individual Retirement Annuity Plans since
                   May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                   contracts issued since October 1, 1978 in connection with
                   Tax-Deferred Annuity Plans and group contracts issued since
                   May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

   Qualified V     Group AetnaPlus contracts issued since August 28, 1992 in
                   connection with Optional Retirement Plans established
                   pursuant to Section 403(b) or 401(a) of the Internal Revenue
                   Code.

   Qualified VI    Group AetnaPlus contracts issued in connection with
                   Tax-Deferred Annuity Plans and Retirement Plus Plans since
                   August 28, 1992.

Variable Annuity Account C
Condensed Financial Information - Year Ended December 31, 1998 (continued):

   Qualified VII     Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

   Qualified VIII    Group AetnaPlus contracts issued in connection with
                     Tax-Deferred Annuity Plans and Deferred Compensation Plans
                     adopted by state and local governments since June 30, 1993.

   Qualified IX      Certain large group contracts (Jumbo) that were converted
                     to ACES, an administrative system (previously valued under
                     Qualified VI).

   Qualified X       Individual Retirement Annuity and Simplified Employee
                     Pension Plans issued or converted to ACES, an
                     administrative system.

   Qualified XI      Certain large group contracts issued in connection with
                     Deferred Compensation Plans adopted by state and local
                     governments since January 1996.

   Qualified XII     Group Deferred Compensation Plan contracts shown separately by applicable daily charge.

   Qualified XIII    Certain existing contracts issued in connection with
                     Tax-Deferred Annuity Plans and Retirement Plus Plans issued through product exchange (previously valued under Qualified
                     VI).

   Qualified XIV     Certain existing contracts issued in connection with
                     Tax-Deferred Annuity Plans that were converted to ACES, an administrative system (previously valued under Qualified
                     III).

   Qualified XV      Certain existing contracts issued in connection with
                     Tax-Deferred Annuity Plans (previously valued under
                     Qualified VI).

   Qualified XVI     Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective April 7, 1997.

   Qualified XVII    Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

   Qualified XVIII   Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

   Qualified XIX     Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

   Qualified XX      Group AetnaPlus contracts issued in connection with
                     Deferred Compensation Plans having contract modifications
                     effective May 29, 1997.

Notes to Condensed Financial Information

 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1998.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1998.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1998.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1998.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1998.

 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.

(10) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1998.

(11) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1998.

(12) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1998.

See Notes to Financial Statements

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

       Aetna Ascent VP                                         Fidelity Investments Variable Insurance Products
       Aetna Balanced VP                                       Fund II:
       Aetna Bond VP                                           o Asset Manager Portfolio
       Aetna Crossroads VP                                     o Contrafund Portfolio
       Aetna GET Fund, Series B                                o Index 500 Portfolio
       Aetna GET Fund, Series C                                Janus Aspen Series:
       Aetna GET Fund, Series D                                o Aggressive Growth Portfolio
       Aetna Growth and Income VP                              o Balanced Portfolio
       Aetna Growth VP                                         o Flexible Income Portfolio
       Aetna High Yield VP                                     o Growth Portfolio
       Aetna Index Plus Bond VP                                o Worldwide Growth Portfolio
       Aetna Index Plus Large Cap VP                           Lexington Emerging Markets Fund
       Aetna Index Plus Mid Cap VP                             Lexington Natural Resources Trust Fund
       Aetna Index Plus Small Cap VP                           MFS Funds:
       Aetna International VP                                  o Total Return Series
       Aetna Legacy VP                                         Oppenheimer Funds:
       Aetna Money Market VP                                   o Global Securities Fund
       Aetna Real Estate Securities VP                         o Strategic Bond Fund
       Aetna Small Company VP                                  Portfolio Partners, Inc. (PPI):
       Aetna Value Opportunity VP                              o PPI MFS Emerging Equities Portfolio
       Calvert Social Balanced Portfolio                       o PPI MFS Research Growth Portfolio
       Fidelity Investments Variable Insurance Products Fund:  o PPI MFS Value Equity Portfolio
       o Equity-Income Portfolio                               o PPI Scudder International Growth Portfolio
       o Growth Portfolio                                      o PPI T. Rowe Price Growth Equity Portfolio
       o High Income Portfolio
       o Overseas Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and 1997 aggregated $3,304,244,413 and $2,443,668,181; $4,059,988,283 and
   $2,013,561,413, respectively.

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets

-------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                             Valuation        Proceeds         Cost of          Net
                                                              Period            from         Investments     Realized
                                            Dividends       Deductions          Sales           Sold        Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------

  Aetna Ascent VP: (1)                   $    4,099,373   ($    970,989)   $   11,412,260   $  8,849,863   $  2,562,397
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Balanced VP: (2)                    164,981,369     (11,769,413)      170,317,767    127,614,543     42,703,224
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Bond VP: (3)                         22,962,206      (4,524,317)       60,705,518     60,183,593        521,925
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Crossroads VP: (4)                    2,857,543        (807,577)       14,346,330     11,896,097      2,450,233
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series B:                  17,006,590      (1,044,377)       35,975,652     24,014,822     11,960,830
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series C:                  25,369,439      (3,371,574)       95,082,475     71,161,693     23,920,782
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Get Fund, Series D:                   1,154,248        (337,762)                0              0              0
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Growth and Income VP: (5)         1,089,290,192     (73,720,169)    1,128,903,988    938,855,493    190,048,495
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Growth VP: (6)                          124,674        (348,321)        5,016,498      4,785,323        231,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna High Yield VP: (7)                      121,758          (5,391)        1,502,593      1,551,979        (49,386)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Bond VP:                      75,564          (3,850)          559,445        551,414          8,031
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Large Cap VP: (8)         10,603,464      (1,786,058)       13,329,755     11,362,468      1,967,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Mid Cap VP: (9)              198,320         (11,890)        1,297,593      1,306,891         (9,298)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Index Plus Small Cap VP: (10)           195,090         (14,898)        1,781,711      2,020,397       (238,686)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna International VP: (11)                  101,318          (9,462)        1,561,383      1,739,124       (177,741)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
  Aetna Legacy VP: (12)                       2,324,968        (578,374)       11,247,035     10,271,411        975,624
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Money Market VP: (13)                12,126,669      (3,036,771)      277,970,761    276,464,964      1,505,797
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
  Aetna Real Estate Securities VP: (14)          77,295          (6,563)          418,128        466,072        (47,944)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                 Net
          Net Unrealized
            Gain (Loss)                     Net          Increase (Decrease)                 Net Assets
----------------------------------       Change in          In Net Assets      --------------------------------------
   Beginning             End            Unrealized            from Unit            Beginning             End
    of Year            of Year          Gain (Loss)         Transactions            of Year            of Year
-----------------------------------------------------------------------------------------------------------------
 $  5,507,794      $   1,897,575      ($   3,610,219)      $   11,804,390
                                                                                $   72,115,304     $   86,000,256
-----------------------------------------------------------------------------------------------------------------
  141,499,248         87,636,330         (53,862,918)        (119,806,746)
                                                                                   968,354,403        982,574,403
                                                                                    21,193,276         29,218,792
-----------------------------------------------------------------------------------------------------------------
   (1,128,028)         4,484,663           5,612,691          (19,343,273)
                                                                                   372,629,553        377,693,504
                                                                                     6,218,756          6,384,037
-----------------------------------------------------------------------------------------------------------------
    2,614,303            598,907          (2,015,396)          21,876,020
                                                                                    49,739,310         74,028,644
                                                                                             0             71,489
-----------------------------------------------------------------------------------------------------------------
   22,946,346          6,591,127         (16,355,219)         (31,539,579)
                                                                                    79,552,932         59,581,177
-----------------------------------------------------------------------------------------------------------------
   46,742,374         52,568,856           5,826,482          (90,386,869)
                                                                                   236,822,693        198,180,953
-----------------------------------------------------------------------------------------------------------------
            0             75,991              75,991          270,087,653
                                                                                             0        270,980,130
-----------------------------------------------------------------------------------------------------------------
  438,575,885        (10,415,627)       (448,991,512)        (952,072,750)
                                                                                 6,078,549,136      5,846,282,205
                                                                                   292,045,818        328,867,005
-----------------------------------------------------------------------------------------------------------------
     (237,223)         7,094,432           7,331,655           56,413,060
                                                                                     1,098,483         64,734,239
                                                                                             0            116,487
-----------------------------------------------------------------------------------------------------------------
            0           (104,129)           (104,129)           1,281,526
                                                                                             0          1,244,378
-----------------------------------------------------------------------------------------------------------------
            0            (60,361)            (60,361)           1,406,227
                                                                                             0          1,425,611
-----------------------------------------------------------------------------------------------------------------
    6,964,574         38,198,247          31,233,673          113,822,649
                                                                                    83,098,319        238,578,749
                                                                                        76,758            437,343
-----------------------------------------------------------------------------------------------------------------
            0            420,810             420,810            3,518,535
                                                                                             0          4,116,477
-----------------------------------------------------------------------------------------------------------------
            0            395,906             395,906            4,615,743
                                                                                             0          4,953,155
-----------------------------------------------------------------------------------------------------------------
            0             53,600              53,600            2,048,312
                                                                                             0          2,016,027
-----------------------------------------------------------------------------------------------------------------
      588,337           (120,205)           (708,542)          18,514,701
                                                                                    32,749,254         53,070,226
                                                                                        53,658            261,063
-----------------------------------------------------------------------------------------------------------------
    5,712,842          5,409,256            (303,586)           8,301,664          240,346,197        258,856,854
                                                                                             0             83,117
-----------------------------------------------------------------------------------------------------------------
            0           (110,732)           (110,732)           1,649,010
                                                                                             0          1,561,066
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                    Valuation        Proceeds       Cost of          Net
                                                                      Period           from       Investments      Realized
                                                     Dividends      Deductions         Sales          Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Small Company VP: (15)                     $    408,671   ($    374,596)   $12,808,646    $13,441,212   ($    632,566)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Value Opportunity VP: (16)                      321,076        (248,765)     5,237,037      5,066,190         170,847
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:                  4,618,537        (706,037)     6,463,168      4,551,117       1,912,051
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                           12,563,282      (2,635,293)    26,794,870     20,300,865       6,494,005
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                  18,444,780      (2,023,269)    12,322,259     10,024,949       2,297,310
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  High Income Portfolio:                                      0          (5,690)       112,691        124,297         (11,606)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio:                                 1,074,038        (179,663)     7,836,104      7,260,256         575,848
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                            2,980,690        (315,932)     2,910,017      2,416,750         493,267
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Contrafund Portfolio:                              15,297,373      (3,578,430)    26,959,224     18,010,395       8,948,829
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio:                                2,402,321        (956,584)     3,863,355      2,441,761       1,421,594
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                                0      (2,715,064)    29,546,424     20,073,556       9,472,868
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio:                                 2,769,822        (716,695)     5,961,535      4,458,066       1,503,469
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                          1,688,473        (284,556)     6,263,674      5,778,906         484,768
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                                   6,243,312      (1,192,652)    10,856,472      7,922,879       2,933,593
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                        20,289,794      (6,298,518)    89,412,749     61,701,159      27,711,590
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Lexington Emerging Markets Fund:                      401,401         (60,257)     3,629,654      4,888,912      (1,259,258)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:             1,725,445        (338,985)    20,532,500     19,980,740         551,760
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                             Net
         Net Unrealized
           Gain (Loss)                   Net         Increase (Decrease)               Net Assets
--------------------------------      Change in         In Net Assets      ------------------------------
   Beginning           End           Unrealized           from Unit           Beginning           End
    of Year          of Year         Gain (Loss)        Transactions           of Year          of Year
---------------------------------------------------------------------------------------------------------
   ($166,700)        ($403,739)        ($237,039)        $43,856,203
                                                                              $4,956,212      $47,966,985
                                                                                       0            9,901
---------------------------------------------------------------------------------------------------------
    (274,002)        3,491,978         3,765,980          22,736,361
                                                                               2,039,640       28,785,139
---------------------------------------------------------------------------------------------------------
   7,196,636         9,585,862         2,389,226           1,243,219
                                                                              54,444,411       63,901,407
---------------------------------------------------------------------------------------------------------
  33,998,298        37,581,942         3,583,644          15,460,299
                                                                             190,735,350      226,201,287
---------------------------------------------------------------------------------------------------------
  22,394,599        60,197,198        37,802,599          45,629,738
                                                                             128,257,345      230,408,503
---------------------------------------------------------------------------------------------------------
           0             8,863             8,863           1,619,989
                                                                                       0        1,611,556
---------------------------------------------------------------------------------------------------------
     225,478           253,388            27,910            (132,737)
                                                                              13,449,206       14,814,602
---------------------------------------------------------------------------------------------------------
   3,922,056         3,974,260            52,204             290,089
                                                                              23,199,341       26,699,659
---------------------------------------------------------------------------------------------------------
  50,217,979       106,134,557        55,916,578          26,948,171
                                                                             256,548,805      360,081,326
---------------------------------------------------------------------------------------------------------
  11,512,547        26,655,788        15,143,241          17,619,975
                                                                              57,721,771       93,352,318
---------------------------------------------------------------------------------------------------------
  36,485,267        99,893,644        63,408,377          11,462,457
                                                                             210,600,444      292,229,082
---------------------------------------------------------------------------------------------------------
   4,804,494        20,140,807        15,336,313          38,532,102
                                                                              37,451,981       94,876,992
---------------------------------------------------------------------------------------------------------
     381,113           175,498          (205,615)         16,062,139
                                                                              14,756,039       32,501,248
---------------------------------------------------------------------------------------------------------
  11,683,190        34,398,134        22,714,944          22,205,253
                                                                              79,992,417      132,697,360
                                                                                  35,986          235,492
---------------------------------------------------------------------------------------------------------
  62,504,868       137,641,800        75,136,932          70,151,913
                                                                             429,093,163      615,835,740
                                                                                 116,838          365,972
---------------------------------------------------------------------------------------------------------
    (968,279)       (1,654,236)         (685,957)            (90,067)
                                                                               5,788,593        4,094,455
---------------------------------------------------------------------------------------------------------
   1,786,893        (6,226,325)       (8,013,218)        (17,149,400)
                                                                              42,965,725       19,741,327
---------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                   Valuation          Proceeds          Cost of             Net
                                                                    Period              from          Investments        Realized
                                                Dividends         Deductions           Sales              Sold          Gain (Loss)
                                             ---------------- ------------------  ---------------- ----------------- --------------

   MFS Fund:
   Total Return Series:                                  $0              ($980)          $12,895           $13,063          ($168)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Global Securities Fund:                                0             (3,966)        1,212,566         1,238,363        (25,797)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                   0            (10,626)          961,012           980,672        (19,660)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:           1,085,565         (4,502,863)       75,859,428        69,641,869      6,217,559
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                52,603         (2,749,051)       46,349,744        43,146,611      3,203,133
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                  176,769         (1,585,851)       15,602,083        13,837,807      1,764,276
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:      366,652         (2,452,299)      173,282,604       152,346,231     20,936,373
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:     1,039,956         (2,274,233)       27,448,578        24,867,649      2,580,929
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C          $1,447,620,640      ($138,558,611)   $2,443,668,181    $2,067,610,422   $376,057,759
===================================================================================================================================

 (1) Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.

 (2) Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.

 (3) Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.

 (4) Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

 (5) Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.

 (6) Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.

 (7) Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.

 (8) Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

 (9) Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.

(10) Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.

(11) Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.

(12) Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(13) Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.

(14) Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.

(15) Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(16) Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

---------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
           Gain (Loss)                  Net         Increase (Decrease)                   Net Assets
--------------------------------     Change in         In Net Assets      -------------------------------------
   Beginning           End           Unrealized          from Unit             Beginning               End
    of Year          of Year        Gain (Loss)        Transactions             of Year              of Year
---------------------------------------------------------------------------------------------------------------
          $0           $21,009          $21,009             $365,906
                                                                                        $0             $385,767
---------------------------------------------------------------------------------------------------------------
           0            90,591           90,591              915,293
                                                                                         0              976,121
---------------------------------------------------------------------------------------------------------------
           0            23,736           23,736            2,263,649
                                                                                         0            2,253,578
---------------------------------------------------------------------------------------------------------------

                                                                                         0                3,521
---------------------------------------------------------------------------------------------------------------
  (3,901,193)       87,984,814       91,886,007          (13,492,672)
                                                                               352,966,999          434,156,330
---------------------------------------------------------------------------------------------------------------
                                                                                    23,166               27,431
  (4,166,217)       40,672,835       44,839,052          (30,288,218)
                                                                               227,029,997          242,087,516
---------------------------------------------------------------------------------------------------------------
   1,637,084        30,665,227       29,028,143            5,182,435
                                                                               116,286,704          150,852,476
---------------------------------------------------------------------------------------------------------------
   3,033,630        18,451,441       15,417,811          (35,002,543)
                                                                               202,699,815          201,965,809
---------------------------------------------------------------------------------------------------------------
   3,371,568        45,568,978       42,197,410            2,934,376
                                                                               169,450,553          215,872,943
                                                                                         0               56,047
---------------------------------------------------------------------------------------------------------------
$915,465,761      $949,942,696      $34,476,935       ($ 448,485,797)      $11,155,254,351      $12,426,365,277
===============================================================================================================

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation       Proceeds       Cost of          Net
                                                                       Period          from       Investments     Realized
                                                   Dividends         Deductions       Sales           Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------

  Aetna Variable Fund:                          $1,291,034,822     ($ 68,500,273) $205,088,291   $150,120,010   $ 54,968,281
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Income Shares:                              22,258,737        (4,263,839)   46,789,033     49,260,722     (2,471,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Encore Fund:                        9,635,587        (2,938,575)  206,958,669    210,166,945     (3,208,276)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Investment Advisers Fund, Inc.:            128,304,517       (10,844,018)   37,558,168     27,770,494      9,787,674
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series B:                         13,341,021        (1,078,816)    7,648,728      4,940,723      2,708,005
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna GET Fund, Series C:                          3,678,012        (3,257,441)   13,972,003     11,896,317      2,075,686
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Ascent Variable Portfolio:                   4,541,482          (578,657)      498,613        380,091        118,522
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Crossroads Variable Portfolio:               3,316,159          (392,434)      409,248        325,568         83,680
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Legacy Variable Portfolio:                   1,788,369          (229,584)    2,265,127      2,019,840        245,287
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Portfolios Inc:
  Aetna Variable Capital Appreciation Portfolio:       312,433            (2,197)      123,165        113,851          9,314
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Growth Portfolio:                     249,335            (1,093)       80,207         72,190          8,017
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Index Plus Portfolio:               3,327,658          (542,532)   29,980,862     29,823,433        157,429
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
  Aetna Variable Small Company Portfolio:              269,004            (5,868)      478,457        428,319         50,138
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Alger American Funds:
  Growth Portfolio: (1)                              1,199,482        (1,526,918)  169,481,196    134,718,793     34,762,403
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
  Small Capitalization Portfolio: (7)               11,721,861        (3,575,543)  403,516,606    343,440,431     60,076,175
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                 Net
           Net Unrealized
            Gain (Loss)                     Net          Increase (Decrease)                  Net Assets
-----------------------------------      Change in          In Net Assets      -----------------------------------
    Beginning             End            Unrealized           from Unit            Beginning              End
     of Year            of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------
   $327,744,944      $438,575,885       $110,830,941          $75,435,966
                                                                                $4,694,078,344      $6,078,549,136
                                                                                   212,746,872         292,045,818
------------------------------------------------------------------------------------------------------------------
     (9,314,233)       (1,128,028)         8,186,205           (4,710,418)
                                                                                   354,233,289         372,629,553
                                                                                     5,616,023           6,218,756
------------------------------------------------------------------------------------------------------------------
       (750,036)        5,712,842          6,462,878          (14,909,883)
                                                                                   245,304,466         240,346,197
------------------------------------------------------------------------------------------------------------------
     97,219,569       141,499,248         44,279,679            2,724,400
                                                                                   800,532,626         968,354,403
                                                                                    14,762,802          21,193,276
------------------------------------------------------------------------------------------------------------------
     17,286,695        22,946,346          5,659,651           (6,139,082)
                                                                                    65,062,153          79,552,932
------------------------------------------------------------------------------------------------------------------
      2,983,885        46,742,374         43,758,489           (8,490,216)
                                                                                   199,058,163         236,822,693
------------------------------------------------------------------------------------------------------------------
      1,716,824         5,507,794          3,790,970           42,582,396
                                                                                    21,660,591          72,115,304
------------------------------------------------------------------------------------------------------------------
        838,329         2,614,303          1,775,974           30,197,010
                                                                                    14,758,921          49,739,310
------------------------------------------------------------------------------------------------------------------
        112,482           588,337            475,855           21,455,983
                                                                                     9,067,002          32,749,254
                                                                                             0              53,658
------------------------------------------------------------------------------------------------------------------
              0          (274,002)          (274,002)           1,994,092
                                                                                             0           2,039,640
------------------------------------------------------------------------------------------------------------------
              0          (237,223)          (237,223)           1,079,447
                                                                                             0           1,098,483
------------------------------------------------------------------------------------------------------------------
         80,325         6,964,574          6,884,249           62,694,836
                                                                                    10,653,437          83,098,319
                                                                                             0              76,758
------------------------------------------------------------------------------------------------------------------
              0          (166,700)          (166,700)           4,809,638
                                                                                             0           4,956,212
------------------------------------------------------------------------------------------------------------------
      6,730,808                 0         (6,730,808)        (132,576,331)
                                                                                   104,872,172                   0
------------------------------------------------------------------------------------------------------------------
     39,364,541                 0        (39,364,541)        (352,729,122)
                                                                                   323,871,170                   0
                                                                                             0                   0
------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                             Valuation       Proceeds        Cost of            Net
                                                              Period           from        Investments       Realized
                                             Dividends      Deductions        Sales            Sold         Gain (Loss)
------------------------------------------------------------------------------------------------------------------------

  American Century Investments -
  Capital Appreciation Fund: (2)            $ 5,882,464    ($ 2,974,651)  $347,378,690    $348,986,817     ($ 1,608,127)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:          3,787,208        (578,804)     1,767,421       1,342,657          424,764
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                   11,536,379      (1,844,101)     2,876,456       2,187,102          689,354
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                           3,033,640      (1,277,878)     1,967,157       1,268,813          698,344
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio:                           762,691        (144,474)     6,265,740       5,529,606          736,134
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                    2,134,313        (253,981)     1,353,806       1,132,813          220,993
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Contrafund Portfolio:                       4,376,096      (2,382,593)       989,526         754,795          234,731
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio:                          890,215        (515,853)     2,042,782       1,517,607          525,175
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Franklin Government Securities Trust: (3)   1,578,341        (279,189)    35,001,358      34,302,739          698,619
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series:
  Aggressive Growth Portfolio:                        0      (2,188,842)    16,697,333      12,596,723        4,100,610
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio:                           940,676        (329,511)     1,236,230         981,509          254,721
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:                    757,640        (131,213)     4,035,296       3,816,553          218,743
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio:                           1,871,919        (768,752)     1,933,431       1,461,183          472,248
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Portfolio: (4)                 64,108         (25,465)     5,452,797       5,400,161           52,636
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:                 5,510,563      (4,109,527)    16,620,763      10,266,465        6,354,298
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                              Net
         Net Unrealized
          Gain (Loss)                    Net          Increase (Decrease)                Net Assets
-------------------------------       Change in          In Net Assets      -------------------------------
   Beginning           End           Unrealized            from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------
   $8,139,519               $0       ($8,139,519)        ($339,404,560)
                                                                             $346,244,393                $0
-----------------------------------------------------------------------------------------------------------
    2,963,927        7,196,636         4,232,709             6,589,199
                                                                               39,989,335        54,444,411
-----------------------------------------------------------------------------------------------------------
   10,675,870       33,998,298        23,322,428            50,561,862
                                                                              106,469,428       190,735,350
-----------------------------------------------------------------------------------------------------------
    5,256,264       22,394,599        17,138,335            28,222,857
                                                                               80,442,047       128,257,345
-----------------------------------------------------------------------------------------------------------
      649,630          225,478          (424,152)            4,069,619
                                                                                8,449,388        13,449,206
-----------------------------------------------------------------------------------------------------------
    2,502,591        3,922,056         1,419,465             2,575,422
                                                                               17,103,129        23,199,341
-----------------------------------------------------------------------------------------------------------
   15,161,493       50,217,979        35,056,486           100,377,564
                                                                              118,886,521       256,548,805
-----------------------------------------------------------------------------------------------------------
    2,304,865       11,512,547         9,207,682            26,383,649
                                                                               21,230,903        57,721,771
-----------------------------------------------------------------------------------------------------------
      405,959                0          (405,959)          (24,948,755)
                                                                               23,356,943                 0
-----------------------------------------------------------------------------------------------------------
   17,668,916       36,485,267        18,816,351            16,995,758
                                                                              172,876,567       210,600,444
-----------------------------------------------------------------------------------------------------------
      751,567        4,804,494         4,052,927            17,251,901
                                                                               15,281,267        37,451,981
-----------------------------------------------------------------------------------------------------------
      140,666          381,113           240,447             5,252,958
                                                                                8,417,464        14,756,039
-----------------------------------------------------------------------------------------------------------
    2,192,571       11,683,190         9,490,619            28,161,560
                                                                               40,800,809        79,992,417
                                                                                        0            35,986
-----------------------------------------------------------------------------------------------------------
       (6,468)               0             6,468            (1,788,353)
                                                                                1,690,606                 0
-----------------------------------------------------------------------------------------------------------
   16,710,390       62,504,868        45,794,478           203,261,915
                                                                              172,398,274       429,093,163
                                                                                        0           116,838
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account C
Notes to Financial Statements - December 31, 1998 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                       Valuation          Proceeds        Cost of           Net
                                                                        Period              from        Investments      Realized
                                                       Dividends      Deductions           Sales            Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                         $4,375        ($79,412)      $1,639,618      $1,424,729       $214,889
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               1,239,038        (531,930)      14,866,827      11,618,994      3,247,833
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Neuberger and Berman Advisers Management Trust -
   Growth Portfolio: (5)                                 8,158,940      (1,195,227)     128,039,479     103,983,767     24,055,712
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                          0        (406,682)       3,797,005       3,880,012        (83,007)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                            0        (262,081)       1,453,829       1,486,006        (32,177)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                               0        (133,426)         928,145         929,114           (969)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Scudder International Growth Portfolio:               0        (235,626)      13,091,485      12,881,912        209,573
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   PPI MFS T. Rowe Price Growth Equity Portfolio:                0        (193,734)         891,088         887,544          3,544
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
   International Portfolio: (6)                          4,599,123      (2,286,635)     278,386,778     238,895,623     39,491,155
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account C                 $1,552,106,208   ($120,867,375)  $2,013,561,413  $1,773,010,971   $240,550,442
===================================================================================================================================

(1)  Effective November 28, 1997, this funds assets were transferred to the PPI
     T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, this funds assets were transferred to Aetna Income Shares.

(4) Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

(7) Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.

-------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                         Net
            Gain (Loss)                     Net          Increase (Decrease)                   Net Assets
----------------------------------       Change in          In Net Assets      ------------------------------------
   Beginning             End            Unrealized            from Unit            Beginning               End
    of Year            of Year          Gain (Loss)         Transactions            of Year              of Year
-------------------------------------------------------------------------------------------------------------------
 $    102,991       ($   968,279)     ($  1,071,270)       $    1,874,530
                                                                                $    4,845,481      $     5,788,593
-------------------------------------------------------------------------------------------------------------------
    3,997,171          1,786,893         (2,210,278)           17,376,715
                                                                                    23,844,347           42,965,725
-------------------------------------------------------------------------------------------------------------------
    9,459,521                  0         (9,459,521)         (116,641,588)
                                                                                    95,081,684                    0
-------------------------------------------------------------------------------------------------------------------
            0         (3,901,193)        (3,901,193)          357,381,047
                                                                                             0          352,966,999
                                                                                             0               23,166
-------------------------------------------------------------------------------------------------------------------
            0         (4,166,217)        (4,166,217)          231,490,472
                                                                                             0          227,029,997
-------------------------------------------------------------------------------------------------------------------
            0          1,637,084          1,637,084           114,784,015
                                                                                             0          116,286,704
-------------------------------------------------------------------------------------------------------------------
            0          3,033,630          3,033,630           199,692,238
                                                                                             0          202,699,815
-------------------------------------------------------------------------------------------------------------------
            0          3,371,568          3,371,568           166,269,175
                                                                                             0          169,450,553
-------------------------------------------------------------------------------------------------------------------
   29,299,509                  0        (29,299,509)         (204,019,879)
                                                                                   191,515,746                    0
-------------------------------------------------------------------------------------------------------------------
 $612,391,085        $915,465,761      $303,074,676        $  615,188,037       $8,565,202,363      $11,155,254,351
===================================================================================================================

                         Independent Auditors' Report

The Board of Directors of Aetna Life Insurance and Annuity Company and
  Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                          /s/ KPMG LLP

Hartford, Connecticut
February 26, 1999

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                  Index to Consolidated Financial Statements


                                                                                  Page
                                                                                  ----
Independent Auditors' Report                                                       F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-3

   Consolidated Balance Sheets as of December 31, 1998 and 1997                    F-4

   Consolidated Statements of Changes in Shareholder's Equity For the Years
     Ended December 31, 1998, 1997 and 1996                                        F-5

   Consolidated Statements of Cash Flows for the Years Ended December 31, 1998,
     1997 and 1996                                                                 F-6

   Notes to Consolidated Financial Statements                                      F-7

                         Independent Auditors' Report



The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:


We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.




                                                              /s/ KPMG LLP




Hartford, Connecticut
February 3, 1999

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       Consolidated Statements of Income
                                   (millions)

                                                             Years Ended December 31,
                                                     ------------------------------------
                                                        1998         1997         1996
                                                     ----------   ----------   ----------
Revenue:
 Premiums                                             $   79.4     $   69.1     $   84.9
 Charges assessed against policyholders                  324.3        262.0        197.0
 Net investment income                                   877.6        878.8        852.6
 Net realized capital gains                               10.4         29.7         17.0
 Other income                                             29.6         38.3         43.6
                                                     ----------   ----------   ----------
  Total revenue                                        1,321.3      1,277.9      1,195.1
                                                     ----------   ----------   ----------
Benefits and expenses:
 Current and future benefits                             714.4        720.4        728.3
 Operating expenses                                      313.2        286.5        275.8
 Amortization of deferred policy acquisition costs       106.7         82.8         28.0
 Severance and facilities charges                           --           --         47.1
                                                     ----------   ----------   ----------
  Total benefits and expenses                          1,134.3      1,089.7      1,079.2
                                                     ----------   ----------   ----------
Income from continuing operations before
  income taxes                                           187.0        188.2        115.9

Income taxes                                              47.4         50.7         30.7
                                                     ----------   ----------   ----------
Income from continuing operations                        139.6        137.5         85.2
Discontinued Operations, net of tax
 Income from operations                                   61.8         67.8         55.9
 Gain on sale                                             59.0           --           --
                                                     ----------   ----------   ----------
Net income                                             $ 260.4      $ 205.3      $ 141.1
                                                     ==========   ==========   ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          Consolidated Balance Sheets
                         (millions, except share data)

                                                                    December 31,    December 31,
                                                                        1998            1997
                                                                    ------------    ------------
                             Assets
Investments:
 Debt securities available for sale, at fair value,
  (amortized cost: $11,570.3 and $12,912.2)                          $12,067.2        $13,463.8
 Equity securities, at fair value,
  Nonredeemable preferred stock (cost: $202.6 and $131.7)                203.3            147.6
  Investment in affiliated mutual funds (cost: $96.8 and$78.1)           100.1             83.0
  Common stock (cost: $1.0 and $0.2)                                       2.0               .6
 Short-term investments                                                   47.9             95.6
 Mortgage loans                                                           12.7             12.8
 Policy loans                                                            292.2            469.6
                                                                    ------------    ------------
    Total investments                                                 12,725.4         14,273.0
Cash and cash equivalents                                                608.4            565.4
Short-term investments under securities loan agreement                   277.3               --
Accrued investment income                                                151.6            163.0
Premiums due and other receivables                                        46.7             51.9
Reinsurance recoverable                                                2,959.8             11.8
Deferred policy acquisition costs                                        864.0          1,654.6
Reinsurance loan to affiliate                                               --            397.2
Deferred tax asset                                                       120.6               --
Other assets                                                              66.6             46.8
Separate accounts assets                                              29,458.4         22,982.7
                                                                    ------------    ------------
    Total assets                                                     $47,278.8        $40,146.4
                                                                    ============    ============
                   Liabilities and Shareholder's Equity
Liabilities:
 Future policy benefits                                              $ 3,815.9        $ 3,763.7
 Unpaid claims and claim expenses                                         18.8             38.0
 Policyholders' funds left with the Company                           11,305.6         11,143.5
                                                                    ------------    ------------
    Total insurance reserve liabilities                               15,140.3         14,945.2
 Payables under securities loan agreement                                277.3               --
 Other liabilities                                                       793.2            312.8
 Income taxes:
  Current                                                                279.8             12.4
  Deferred                                                                  --             72.0
 Separate accounts liabilities                                        29,430.2         22,970.0
                                                                    ------------    ------------
    Total liabilities                                                 45,920.8         38,312.4
                                                                    ------------    ------------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized;
  55,000 shares issued and outstanding)                                    2.8              2.8
 Paid-in capital                                                         427.3            418.0
 Accumulated other comprehensive income                                  104.8             92.9
 Retained earnings                                                       823.1          1,320.3
                                                                    ------------    ------------
    Total shareholder's equity                                         1,358.0          1,834.0
                                                                    ------------    ------------
     Total liabilities and shareholder's equity                      $47,278.8        $40,146.4
                                                                    ============    ============

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                          Years Ended December 31,
                                                   --------------------------------------
                                                      1998          1997          1996
                                                   ----------    ----------    ----------
Shareholder's equity, beginning of year             $1,834.0      $1,609.5      $1,583.0

Comprehensive income
 Net income                                            260.4         205.3         141.1
 Other comprehensive income (loss), net of tax:
   Unrealized gains (losses) on securities
    ($18.2 million, $49.9 million and
    $(110.6) million, pretax, respectively)             11.9          32.4         (72.0)
                                                   ----------    ----------    ----------
Total comprehensive income                             272.3         237.7          69.1
                                                   ----------    ----------    ----------
Capital contributions                                    9.3            --          10.4

Other changes                                            1.4           4.1         (49.5)

Common stock dividends                                (759.0)        (17.3)         (3.5)
                                                   ----------    ----------    ----------
Shareholder's equity, end of year                   $1,358.0      $1,834.0      $1,609.5
                                                   ==========    ==========    ==========

See Notes to Consolidated Financial Statements

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     Consolidated Statements of Cash Flows
                                   (millions)

                                                                                    Years Ended December 31,
                                                                           ---------------------------------------
                                                                             1998           1997           1996
                                                                           ---------      ---------      ---------
Cash Flows from Operating Activities:
Net income                                                                 $   260.4      $   205.3      $   141.1
Adjustments to reconcile net income to net cash provided by
 (used for) operating activities:
 Net accretion of discount on investments                                      (29.5)         (66.4)         (68.0)
 Gain on sale of discontinued operations                                       (88.3)            --             --
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities and net realized capital
   gains before changes in assets and liabilities                              142.6          138.9           73.1
 Net realized capital gains                                                    (11.1)         (36.0)         (19.7)
                                                                           ---------      ---------      ---------
  Cash flows provided by operating activities before changes in assets
   and liabilities                                                             131.5          102.9           53.4
   Changes in assets and liabilities:
    Decrease (increase) in accrued investment income                            11.4           (4.0)          16.5
    (Increase) decrease in premiums due and other receivables                  (16.3)         (33.3)           1.6
    Decrease (increase) in policy loans                                        177.4          (70.3)         (60.7)
    Increase in deferred policy acquisition costs                             (117.3)        (139.3)        (174.0)
    Decrease in reinsurance loan to affiliate                                  397.2          231.1           27.2
    Net increase in universal life account balances                            122.9          157.1          146.6
    Decrease in other insurance reserve liabilities                            (41.8)        (120.3)        (114.9)
    Net (decrease) increase in other liabilities and other assets              (50.8)         (41.7)           3.1
    Increase (decrease) in income taxes                                        100.4          (31.4)         (26.7)
    Other, net                                                                    --             --            1.1
                                                                           ---------      ---------      ---------
    Net cash provided by (used for) operating activities                       714.6           50.8         (126.8)
                                                                           ---------      ---------      ---------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                         6,790.2        5,311.3        5,182.2
  Equity securities                                                            150.1          103.1          190.5
  Mortgage loans                                                                 0.3            0.2            8.7
  Life business                                                                966.5             --             --
 Investment maturities and collections of:
  Debt securities available for sale                                         1,290.3        1,212.7          885.2
  Short-term investments                                                       129.9           89.3           35.0
 Cost of investment purchases in:
  Debt securities available for sale                                        (6,701.4)      (6,732.8)      (6,534.3)
  Equity securities                                                           (125.7)        (113.3)        (118.1)
  Other investments                                                         (2,725.9)            --             --
 Short-term investments                                                        (81.9)        (149.9)         (54.7)
 Other, net                                                                       --             --          (17.6)
                                                                           ---------      ---------      ---------
    Net cash used for investing activities                                    (307.6)        (279.4)        (423.1)
                                                                           ---------      ---------      ---------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                     1,571.1        1,621.2        1,579.5
 Withdrawals of investment contracts                                        (1,393.1)      (1,256.3)      (1,146.2)
 Capital contribution to Separate Account                                         --          (25.0)            --
 Return of capital from Separate Account                                         1.7           12.3             --
 Capital contribution from HOLDCO                                                9.3             --           10.4
 Dividends paid to shareholder                                                (553.0)         (17.3)          (3.5)
                                                                           ---------      ---------      ---------
    Net cash (used for) provided by financing activities                      (364.0)         334.9          440.2
                                                                           ---------      ---------      ---------
Net increase (decrease) in cash and cash equivalents                            43.0          106.3         (109.7)
Cash and cash equivalents, beginning of year                                   565.4          459.1          568.8
                                                                           ---------      ---------      ---------
Cash and cash equivalents, end of year                                     $   608.4      $   565.4      $   459.1
                                                                           =========      =========      =========
Supplemental cash flow information:
 Income taxes paid, net                                                    $    48.4      $    119.6     $    85.5
                                                                           =========      ==========      ==========

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements


1. Summary of Significant Accounting Policies


   Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services in the United States. Prior to the sale of the domestic individual life insurance business on October 1, 1998, the Company had two business segments: financial services and individual life insurance. On October 1, 1998, the Company sold its domestic individual life insurance operations to Lincoln National Corporation ("Lincoln") and accordingly they are now classified as Discontinued Operations. (Refer to note 2)


   Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.


   Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.


   Basis of Presentation
   ---------------------


   The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARS"), whose ultimate parent is Aetna Inc. ("Aetna").


   The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.


   New Accounting Standards
   ------------------------


   Disclosures about Segments of an Enterprise and Related Information


   As of December 31, 1998, the Company adopted Financial Accounting Standard ("FAS") No. 131, Disclosures about Segments of an Enterprise and Related Information. This statement establishes standards for the reporting of information relating to operating segments. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). The adoption of this statement did not change the composition or the results of operations of any of the operating segments of the Company, which are consistent with the management approach.

1. Summary of Significant Accounting Policies (continued)


   Accounting for the Costs of Computer Software Developed and Obtained for Internal Use


   On January 1, 1998, the Company adopted Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement requires that certain costs incurred in developing internal use computer software (in process at, and subsequent to the adoption date) be capitalized, and provides guidance for determining whether computer software is considered to be for internal use. The Company amortizes these costs over a period of 3 to 5 years. Previously, the Company expensed the cost of internal-use computer software as incurred. The adoption of this statement resulted in a net after-tax increase to the results of operations of $6.5 million for the year ended December 31, 1998.


   Accounting for Transfers and Servicing of Financial Assets and
   Extinguishments of Liabilities


   In June 1996, the Financial Accounting Standards Board ("FASB") issued FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, that provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. FAS No. 125 was effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending were not effective until January 1, 1998. The adoption of those provisions effective in 1998 did not have a material effect on the Company's financial position or results of operations.


   Future Application of Accounting Standards
   ------------------------------------------


   Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That
     Do Not Transfer Insurance Risk


   In October 1998, the AICPA issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this statement and the potential effect on its financial position and results of operations.


   Accounting for Derivative Instruments and Hedging Activities


   In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. This standard is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of adoption of this statement and the potential effect on its financial position and results of operations.

1. Summary of Significant Accounting Policies (continued)


   Accounting by Insurance and Other Enterprises for Insurance-Related
   Assessments



   In December 1997, the AICPA issued SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance-related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.


   Use of Estimates
   ----------------


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.



   Cash and Cash Equivalents
   -------------------------


   Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.


   Investments
   -----------


   Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available-for-sale investments, other than amounts allocable to experience-rated contractholders, are reflected in shareholder's equity, net of related taxes.


   Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.


   The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

   At December 31, 1998 and 1997, the Company loaned securities (which are reflected as invested assets) with a fair value of approximately $277.3 million and $385.1 million, respectively.


   Purchases and sales of debt and equity securities are recorded on the trade date.


   The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.


   Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.


   Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.


   The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 4.)


   Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.


   Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.


   Deferred Policy Acquisition Costs
   ---------------------------------


   Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), such costs are amortized over expected premium-paying periods (up to 20 years). For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2), and certain annuity contracts,

1. Summary of Significant Accounting Policies (continued)

   such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 50 years for universal life and up to 20 years for certain annuity contracts). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.


   Insurance Reserve Liabilities
   -----------------------------


   Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Prior to the sale of the domestic individual life insurance business on October 1, 1998, (refer to note 2), reserves for universal life products were equal to cumulative deposits less withdrawals and charges plus credited interest thereon, plus (less) net realized capital gains (losses) (which were reflected through credited interest rates). These reserves also included unrealized capital gains (losses) related to FAS No. 115. As a result of the sale and transfer of assets supporting the business, reserves for universal life products will no longer include net realized capital gains (losses) and unrealized gains (losses) related to FAS No. 115 for the years ended December 31, 1998 and beyond.


   Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are for immediate annuities with life contingent-payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 1.50% to 11.25% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.


   Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.


   Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.00% to 8.10% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.


   Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

1. Summary of Significant Accounting Policies (continued)


   Premiums, Charges Assessed Against Policyholders, Benefits and Expenses
   -----------------------------------------------------------------------


   For universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life (prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, refer to Note 2) and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.


   Separate Accounts
   -----------------


   Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in some cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected mutual funds not managed by the Company.


   As of December 31, 1998, Separate Accounts assets are carried at fair value. At December 31, 1998, unrealized gains of $10.0 million, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. At December 31, 1997, Separate Account assets supporting the guaranteed interest option were carried at an amortized cost of $658.6 million (fair value $668.7 million). Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.00% to 8.10% in 1998 and 4.10% to 8.10% in 1997.


   Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

1. Summary of Significant Accounting Policies (continued)


   Reinsurance
   -----------


   The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. The majority of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 1998 is related to the reinsurance recoverable from Lincoln arising from the sale of the domestic life insurance business. (Refer to Note 2)


   Income Taxes
   ------------


   The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


2. Discontinued Operations-Individual Life Insurance


   On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Insurance reserves ceded as of December 31, 1998 were $2.9 billion. Deferred policy acquisition costs related to the life policies of $907.9 million were written off against the gain on the sale. Certain invested assets related to and supporting the life policies were sold to consummate the life sale, and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $58 million will be deferred and amortized over approximately 15 years (as profits in the book of business sold emerge). The remaining portion of the gain was recognized immediately in net income and was largely attributed to the sale of the domestic life insurance business for access to the agency sales force and brokerage distribution channel. The unamortized portion of the gain is presented in other liabilities on the Consolidated Balance Sheets.


   The operating results of the domestic individual life insurance business are presented as Discontinued Operations. All prior year income statement data has been restated to reflect the presentation as Discontinued Operations. Revenues for the individual life segment were $652.2 million, $620.4 million and $445.7 million for 1998, 1997 and 1996, respectively. Premiums ceded and reinsurance recoveries made in 1998 totaled $153.4 million and $57.7 million, respectively.

3. Investments


   Debt securities available for sale as of December 31, 1998 were as follows:



                                                                           Gross          Gross
                                                          Amortized      Unrealized     Unrealized        Fair
    1998 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------
    U.S. government and government agencies
     and authorities                                      $   718.9        $ 60.4          $ 0.2       $   779.1

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               615.2          29.8            4.1           640.9
      Financial                                             2,259.2          94.6            5.6         2,348.2
      Transportation/capital goods                            580.8          33.0            1.1           612.7
      Health care/consumer products                         1,328.2          69.8            4.8         1,393.2
      Natural resources                                       254.5           6.9            2.3           259.1
      Other corporate securities                              261.7           5.8            7.4           260.1
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        5,299.6         239.9           25.3         5,514.2
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            507.6          30.4           32.9           505.1
      Utilities                                               147.0          32.4             --           179.4
      Other                                                   511.2          14.9            1.8           524.3
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,165.8          77.7           34.7         1,208.8
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           671.9          38.4            2.9           707.4
      Collateralized mortgage obligations                   1,879.6         119.7           10.4         1,988.9
   --------------------------------------------------------------------------------------------------------------
    Total residential mortgage-backed securities            2,551.5         158.1           13.3         2,696.3
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,114.9          30.9            9.8         1,136.0

    Other asset-backed securities                             719.3          13.8            0.6           732.5
   --------------------------------------------------------------------------------------------------------------

 Total debt securities                                    $11,570.3        $580.8          $83.9       $12,067.2
   ==============================================================================================================

3. Investments (continued)


   Debt securities available for sale as of December 31, 1997 were as follows:



                                                                             Gross          Gross
                                                          Amortized      Unrealized     Unrealized       Fair
    1997 (Millions)                                          Cost           Gains         Losses         Value
   --------------------------------------------------------------------------------------------------------------

    U.S. government and government agencies
     and authorities                                      $ 1,219.7        $ 74.0          $ 0.1       $ 1,293.6

    States, municipalities and political subdivisions           0.3            --             --             0.3

    U.S. corporate securities:
      Utilities                                               521.3          23.5            0.9           543.9
      Financial                                             2,370.7          84.6            1.3         2,454.0
      Transportation & capital goods                          528.2          33.2            0.1           561.3
      Healthcare & consumer products                          728.5          27.0            2.6           752.9
      Natural resources                                       143.5           5.5             --           149.0
      Other corporate securities                              545.2          27.2            0.1           572.3
   --------------------------------------------------------------------------------------------------------------
     Total U.S. corporate securities                        4,837.4         201.0            5.0         5,033.4
   --------------------------------------------------------------------------------------------------------------

    Foreign securities:
      Government, including political subdivisions            612.5          36.7           23.6           625.6
      Utilities                                               177.5          28.7             --           206.2
      Other                                                   857.9          27.7           42.8           842.8
   --------------------------------------------------------------------------------------------------------------
     Total foreign securities                               1,647.9          93.1           66.4         1,674.6
   --------------------------------------------------------------------------------------------------------------

    Residential mortgage-backed securities:
      Pass-throughs                                           784.4          71.3            2.0           853.7
      Collateralized mortgage obligations                   2,280.5         137.4            2.0         2,415.9
   --------------------------------------------------------------------------------------------------------------
     Total residential mortgage-backed securities           3,064.9         208.7            4.0         3,269.6
   --------------------------------------------------------------------------------------------------------------

    Commercial/Multifamily mortgage-backed
     securities                                             1,127.8          34.0            0.4         1,161.4

    Other asset-backed securities                           1,014.2          17.1            0.4         1,030.9
   --------------------------------------------------------------------------------------------------------------

    Total debt securities                                 $12,912.2        $627.9          $76.3       $13,463.8
   ==============================================================================================================

   At December 31, 1998 and 1997, net unrealized appreciation of $496.9 million and $551.6 million, respectively, on available-for-sale debt securities included $355.8 million and $429.3 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.


   The amortized cost and fair value of debt securities for the year ended December 31, 1998 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                               Amortized        Fair
        (Millions)                                Cost          Value
        ---------------------------------------------------------------
        Due to mature:
        One year or less                       $   553.5      $   554.6
        After one year through five years        2,619.7        2,692.4
        After five years through ten years       1,754.0        1,801.7
        After ten years                          2,257.4        2,453.7
        Mortgage-backed securities               3,666.4        3,832.3
        Other asset-backed securities              719.3          732.5
        ---------------------------------------------------------------
        Total                                  $11,570.3      $12,067.2
        ===============================================================

   At December 31, 1998 and 1997, debt securities carried at $8.8 million and $8.2 million, respectively, were on deposit as required by regulatory authorities.


   The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1998.


   Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:



                                                          1998                          1997
                                                 -----------------------       -----------------------
                                                    Fair       Amortized         Fair        Amortized
   (Millions)                                      Value          Cost           Value          Cost
-------------------------------------------------------------------------------------------------------

    Total residential CMOs (1)                   $ 1,988.9     $1,879.6        $ 2,415.9     $2,280.5
=======================================================================================================
    Percentage of total:
     Supporting experience rated  products            81.7%                         81.6%
     Supporting remaining products                    18.3%                         18.4%
-------------------------------------------------------------------------------------------------------
                                                     100.0%                        100.0%
=======================================================================================================

 (1) At December 31, 1998 and 1997, approximately 66% and 73%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

3. Investments (continued)


   There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1998 and 1997, approximately 2% and 4%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).


   Investments in equity securities available for sale as of December 31 were as follows:

    (Millions)                           1998        1997
   -------------------------------------------------------
    Amortized Cost                     $300.4      $210.0
    Gross unrealized gains               13.1        21.3
    Gross unrealized losses               8.1          .1
   -------------------------------------------------------
    Fair Value                         $305.4      $231.2
   =======================================================

4. Financial Instruments


   Estimated Fair Value
   --------------------


   The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1998 and 1997 were as follows:



                                              1998                       1997
                                      ---------------------      -----------------------
                                      Carrying       Fair        Carrying        Fair
(Millions)                             Value         Value        Value         Value
----------------------------------------------------------------------------------------
 Assets:
  Mortgage loans                     $    12.7     $   12.3     $   12.8        $   12.4
 Liabilities:
  Investment contract liabilities:
   With a fixed maturity             $ 1,063.9     $  984.3     $ 1,030.3       $1,005.4
   Without a fixed maturity           10,241.7      9,686.2      10,113.2        9,587.5
-----------------------------------------------------------------------------------------

   Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

   The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:


   Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.


   Investment contract liabilities (included in Policyholders' funds left with the Company):


   With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.


   Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.


   Off-Balance-Sheet and Other Financial Instruments
   -------------------------------------------------


   Futures Contracts:


   Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively.


   Warrants:


   Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities as of December 31, 1998 were $1.5 million, respectively. The carrying values and estimated fair values as of December 31, 1997 were $.6 million, respectively.

4. Financial Instruments (continued)

   Debt Instruments with Derivative Characteristics:


   The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1998 was as follows:



                                                         Amortized       Fair
    (Millions)                                               Cost        Value
   -----------------------------------------------------------------------------
    Residential collateralized mortgage obligations      $1,879.6      $1,988.9
     Principal-only strips (included above)                  20.2          24.0
     Interest-only strips (included above)                   17.3          18.0
    Other structured securities with derivative
     characteristics (1)                                     87.3          80.6
   -----------------------------------------------------------------------------

    (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.


5. Net Investment Income


   Sources of net investment income were as follows:

                                                1998        1997        1996
   ----------------------------------------------------------------------------
    Debt securities                            $ 798.8     $ 814.6     $ 805.3
    Nonredeemable preferred stock                 18.4        12.9         5.8
    Investment in affiliated mutual funds          6.6         3.8        10.8
    Mortgage loans                                 0.6         0.3         0.6
    Policy loans                                   7.2         5.7         6.4
    Reinsurance loan to affiliate                  2.3         5.5         9.3
    Cash equivalents                              44.6        38.8        27.1
    Other                                         16.7         9.5         1.8
   -----------------------------------------------------------------------------
    Gross investment income                      895.2       891.1       867.1
    Less: investment expenses                    (17.6)      (12.3)      (14.5)
   -----------------------------------------------------------------------------
    Net investment income                      $ 877.6     $ 878.8     $ 852.6
   =============================================================================

   Net investment income includes amounts allocable to experience rated contractholders of $655.6 million, $673.8 million and $649.5 million for the years ended December 31, 1998, 1997 and 1996, respectively. Interest credited to contractholders is included in current and future benefits.

6. Dividend Restrictions and Shareholder's Equity

   The Company paid $553.0 million and $17.3 million in cash dividends to HOLDCO in 1998 and 1997, respectively. Additionally, at December 31, 1998, the Company accrued $206.0 million in dividends. Of the $759.0 million dividends paid and accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.


   In January 1999, the accrued dividends of $206.0 million were paid by the Company to HOLDCO. Further dividends to be paid by the Company to HOLDCO during 1999 will need to be approved by the Insurance Department of the State of Connecticut (the "Department") prior to payment.


   The Department recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $148.1 million, $80.5 million and $57.8 million for the years ended December 31, 1998, 1997 and 1996, respectively. Statutory capital and surplus was $773.0 million and $778.7 million as of December 31, 1998 and 1997, respectively.


   As of December 31, 1998, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.


7. Capital Gains and Losses on Investment Operations


   Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.


   Net realized capital gains on investments were as follows:



    (Millions)                                      1998       1997       1996
   ----------------------------------------------------------------------------
    Debt securities                                $ 7.4      $21.1      $ 9.5
    Equity securities                                3.0        8.6        7.5
   ----------------------------------------------------------------------------
    Pretax realized capital gains                  $10.4      $29.7      $17.0
   ============================================================================
    After-tax realized capital gains               $ 7.3      $19.2      $11.1
   ============================================================================

   Net realized capital gains of $15.0 million, $83.7 million and $52.5 million for 1998, 1997 and 1996, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains were $118.6 million and $120.1 million at December 31, 1998 and 1997, respectively.

7. Capital Gains and Losses on Investment Operations (continued)

   Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:



    (Millions)                              1998          1997          1996
   ----------------------------------------------------------------------------
    Proceeds on sales                     $6,790.2      $5,311.3      $5,182.2
    Gross gains                               98.8          23.8          22.1
    Gross losses                              91.4           2.7          12.6
   ----------------------------------------------------------------------------

   Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders) were as follows:


    (Millions)                                          1998        1997        1996
   -----------------------------------------------------------------------------------
    Debt securities                                  $ 18.9      $44.3      $(100.1)
    Equity securities                                 (16.1)       5.6        (10.5)
    Other                                              15.4         --           --
   -----------------------------------------------------------------------------------
        Subtotal                                       18.2       49.9       (110.6)
    Increase (decrease) in deferred income taxes
      (Refer to note 8)                                 6.3       17.5        (38.6)
   -----------------------------------------------------------------------------------
    Net changes in accumulated other
      comprehensive income                           $ 11.9      $32.4      $ (72.0)
   ===================================================================================

   Net unrealized capital gains allocable to experience-rated contracts of $355.8 million at December 31, 1998 are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. At December 31, 1997, net unrealized capital gains of $356.7 million and $72.6 million at December 31, 1997 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

7. Capital Gains and Losses on Investment Operations (continued)


   Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience-rated contractholders, at December 31:



    (Millions)                                            1998      1997       1996
   ----------------------------------------------------------------------------------
    Debt securities:
     Gross unrealized capital gains                     $157.3     $140.6     $101.7
     Gross unrealized capital losses                     (16.2)     (18.4)     (23.8)
   ----------------------------------------------------------------------------------
                                                         141.1      122.2       77.9
   ----------------------------------------------------------------------------------
    Equity securities:
     Gross unrealized capital gains                       13.1       21.2       16.3
     Gross unrealized capital losses                      (8.1)      (0.1)      (0.8)
   ----------------------------------------------------------------------------------
                                                           5.0       21.1       15.5
   ----------------------------------------------------------------------------------
    Other:
     Gross unrealized capital gains                       17.1         --         --
     Gross unrealized capital losses                      (1.7)        --         --
   ----------------------------------------------------------------------------------
                                                          15.4         --         --
   ----------------------------------------------------------------------------------
    Deferred income taxes (Refer to note 8)               56.7       50.4       32.9
   ----------------------------------------------------------------------------------
    Net accumulated other comprehensive income          $104.8     $ 92.9     $ 60.5
   ==================================================================================

   Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:



   (Millions)                                           1998       1997         1996
   ----------------------------------------------------------------------------------
    Unrealized holding gains (losses) arising
      during the year (1)                               $38.3      $98.8       $(14.8)
    Less: reclassification adjustment for gains and
      other items included in net income (2)             26.4       66.4         57.2
   -----------------------------------------------------------------------------------
     Net unrealized gains (losses) on securities        $11.9      $32.4       $(72.0)
   ===================================================================================

    (1) Pretax unrealized holding gains (losses) arising during the year were $58.8 million, $152.3 million and ($22.9) million for 1998, 1997 and 1996, respectively.
    (2) Pretax reclassification adjustments for gains and other items included in net income were $40.6 million, $102.4 million and $87.7 million for 1998, 1997 and 1996, respectively.

8. Income Taxes


   The Company is included in the consolidated federal income tax return, the combined returns of Connecticut and New York, and the Illinois unitary state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated federal income tax return.


   Income taxes from continuing operations consist of the following:



    (Millions)                                    1998         1997         1996
   -------------------------------------------------------------------------------
    Current taxes (benefits):
     Federal                                     $ 246.4      $ 28.7      $ 30.0
     State                                           1.3         2.0         2.3
     Net realized capital gains                     16.8        39.1        24.4
   ------------------------------------------------------------------------------
                                                   264.5        69.8        56.7
   ------------------------------------------------------------------------------
    Deferred taxes (benefits):
     Federal                                      (203.2)        9.4        (7.6)
     Net realized capital (losses)                 (13.9)      (28.5)      (18.4)
   ------------------------------------------------------------------------------
                                                  (217.1)      (19.1)      (26.0)
   ------------------------------------------------------------------------------
      Total                                      $  47.4      $ 50.7      $ 30.7
   ==============================================================================

   Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:



   (Millions)                                      1998        1997        1996
   ------------------------------------------------------------------------------
    Income from continuing operations before
      income taxes                                $187.0      $188.2      $115.9
    Tax rate                                        35%         35%         35%
    ------------------------------------------------------------------------------
    Application of the tax rate                     65.5        65.9        40.6
    Tax effect of:
     State income tax, net of federal benefit        0.9         1.3         1.5
     Excludable dividends                          (17.1)      (15.6)      (10.8)
     Other, net                                     (1.9)       (0.9)       (0.6)
   ------------------------------------------------------------------------------
      Income taxes                                $ 47.4      $ 50.7      $ 30.7
   ==============================================================================

8. Income Taxes (Continued)

   The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:



    (Millions)                                           1998        1997
   ------------------------------------------------------------------------
    Deferred tax assets:
     Insurance reserves                                $ 324.1      $415.8
     Unrealized gains allocable to experience
      rated contracts                                    124.5       150.1
     Investment (gains) losses                            (0.3)        6.6
     Postretirement benefits other than pensions          26.0        26.3
     Deferred compensation                                38.6        31.2
     Restructuring charge                                  2.9         9.5
     Depreciation                                          1.7         3.9
     Sale of individual life                              48.9           -
     Other                                                16.0         8.8
   ------------------------------------------------------------------------
    Total gross assets                                   582.4       652.2
   ------------------------------------------------------------------------

    Deferred tax liabilities:
     Deferred policy acquisition costs                   272.7       515.6
     Market discount                                       4.5         5.1
     Net unrealized capital gains                        181.2       200.5
     Pension                                               3.9         3.6
     Other                                                (0.5)       (0.6)
   ------------------------------------------------------------------------
    Total gross liabilities                              461.8       724.2
   ------------------------------------------------------------------------
    Net deferred tax (asset) liability                 $(120.6)     $ 72.0
   ========================================================================

   Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1998 and 1997, no valuation allowances were required for unrealized capital gains and losses.


   Management believes that it is more likely than not that the Company will realize the benefit of the net deferred tax asset. The Company expects sufficient taxable income in the future to realize the net deferred tax asset because of the Company's long-term history of having taxable income, which is projected to continue.


   The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1998. This amount would be taxed only under certain conditions.

   No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.


   The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.


9. Benefit Plans


   Aetna has noncontributory defined benefit pension plans covering substantially all employees. Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $0.8 million, $2.7 million and $4.3 million for the years ended December 31, 1998, 1997 and 1996, respectively.


   In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1998, 1997 and 1996 were $0.9 million, $2.7 million and $1.8 million, respectively.


   As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after-tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.


   The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.


   The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1998, 1997 and 1996 were $1.4 million, $0.6 million and $0.7 million, respectively.


   Effective January 1, 1999, the Company, in conjunction with Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula,

 9. Benefit Plans (continued)


    which will credit employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on the Company's results of operations, liquidity or financial condition.


    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.7 million, $4.4 million and $5.4 million in 1998, 1997 and 1996, respectively.


    Stock Plans--Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1998, 1997 and 1996, were $4.1 million, $2.9 million and $8.1 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1998, other changes in shareholder's equity include an additional increase of $0.7 million reflecting revisions to the allocation of the deferred tax benefit.


10. Related Party Transactions


    Investment Advisory and Other Fees
    ----------------------------------


    In February 1998 and May 1998, Aeltus Investment Management Inc. ("Aeltus"), an affiliate of the Company, assumed investment advisory services for Aetna managed mutual funds and variable funds (collectively, the Funds), respectively. In connection with that assumption of duties, Aeltus entered into participation agreements with the Company. Participation fees paid to the Company, from Aeltus, included in charges assessed against policyholders amounted to $26.9 million for 1998. Prior to assuming investment advisory services, Aeltus served as subadvisor to the Funds. Since August 1996, Aeltus has served as advisor for most of the Company's General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1998, 1997 and 1996, the Company paid $21.7 million, $45.5 million and $16.0 million, respectively, in such fees.


    Prior to February 1998 and May 1998, the Company served as investment advisor to the Funds. Under the advisory agreements, the funds paid the Company a daily fee which, on an annual basis, ranged,

10. Related Party Transactions (continued)


    depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis is, depending on the product, up to 2.15% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders, amounted to $287.0 million, $271.2 million and $186.6 million in 1998, 1997 and 1996, respectively.


    Reinsurance Transactions
    ------------------------


    Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred and the loan previously established was reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) as of December 31, 1997 relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million as of December 31, 1997 and was based upon the fair value of the underlying assets.


    Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct domestic individual non-participating life insurance business was sold to Lincoln. (Refer to note 2).


    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $336.3 million, $176.7 million and $25.3 million and current and future benefits of $341.1 million, $183.9 million and $39.5 million, were assumed in 1998, 1997 and 1996, respectively. Investment income of $17.0 million, $37.5 million and $44.1 million was generated from the reinsurance loan to affiliate for the years ended December 31, 1998, 1997 and 1996, respectively.


    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. Premium amounts related to this agreement were $2.0 million, $5.9 million and $5.2 million for 1998, 1997 and 1996, respectively. This agreement was terminated effective October 1, 1998.


    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly

10. Related Party Transactions (continued)


    renewable term basis. Premium amounts related to this agreement were $4.4 million and $0.7 million in 1998 and 1997, respectively. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.


    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $87.8 million and $32.5 million were maintained for this contract as of December 31, 1998 and 1997, respectively.


    Capital Transactions
    --------------------


    The Company received a capital contribution of $9.3 million and $10.4 million in cash from HOLDCO in 1998 and 1996, respectively. The Company received no capital contributions in 1997.


    The Company paid $553.0 million, $17.3 million and 3.5 million in cash dividends to HOLDCO in 1998, 1997 and 1996, respectively. Additionally, in 1998, the Company accrued $206.0 million in dividends. (Refer to Note 6)


    Other
    -----


    Premiums due and other receivables include $1.6 million and $37.0 million due from affiliates in 1998 and 1997, respectively. Other liabilities include $2.2 million and $1.2 million due to affiliates for 1998 and 1997, respectively.


    As of December 31, 1998, Aetna transferred to the Company $0.7 million based on its decision not to settle state tax liabilities for the years 1998 and 1997. The amount transferred as of December 31, 1997 was $2.5 million. This amount has been reported as an other change in retained earnings.


    Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.


11. Reinsurance


    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to note 2)


    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

11. Reinsurance (continued)


    The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.



                                                     Ceded to       Assumed
                                         Direct       Other       from Other      Net
     (Millions)                          Amount     Companies      Companies     Amount
    ------------------------------------------------------------------------------------

                  1998
                  ----
     Premiums:
      Discontinued Operations            $166.8       $165.4        $340.6       $342.0
      Accident and Health Insurance        16.3         16.3            --           --
      Annuities                            80.8          2.9           1.5         79.4
    ------------------------------------------------------------------------------------
       Total earned premiums             $263.9       $184.6        $342.1       $421.4
    ====================================================================================

                  1997
                  ----
     Premiums:
      Discontinued Operations            $ 35.7       $ 15.1        $177.4       $198.0
      Accident and Health Insurance         5.6          5.6            --           --
      Annuities                            67.9           --           1.2         69.1
    ------------------------------------------------------------------------------------
       Total earned premiums             $109.2       $ 20.7        $178.6       $267.1
    ====================================================================================

                  1996
                  ----
     Premiums:
      Discontinued Operations            $ 34.6       $ 11.2        $ 25.3       $ 48.7
      Accident and Health Insurance         6.3          6.3            --           --
      Annuities                            84.3           --           0.6         84.9
    ------------------------------------------------------------------------------------
       Total earned premiums             $125.2       $ 17.5        $ 25.9       $133.6
    ====================================================================================

12. Segment Information


    Prior to October 1, 1998, the Company's operations were reported through two major business segments: Financial Services and Individual Life Insurance (now Discontinued Operations). Summarized financial information for the Company's principal operations was as follows:



                                                    (4)            (4)
                                                 Financial     Discontinued
    1998 (Millions)                               Services      Operations       Other          Total
    ----------------------------------------------------------------------------------------------------
     Revenue from external customers            $   433.3              --            --       $   433.3
     Net investment income                          877.6              --            --           877.6
    ----------------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                             $ 1,310.9              --            --       $ 1,310.9
    ====================================================================================================
     Amortization of deferred policy
      acquisition costs                         $   106.7              --            --       $   106.7
    ----------------------------------------------------------------------------------------------------
     Income taxes                               $    57.7                       $ (10.3)      $    47.4
    ----------------------------------------------------------------------------------------------------
     Operating earnings (1)                     $   151.5              --            --       $   151.5
     Unusual items (2)                                 --              --       $ (19.2)          (19.2)
     Realized capital gains, net of tax               7.3              --            --             7.3
    ----------------------------------------------------------------------------------------------------
     Income from continuing operations          $   158.8              --       $ (19.2)      $   139.6
     Discontinued operations, net of tax:
      Income from operations                           --        $   61.8            --            61.8
      Gain on sale                                     --            59.0            --            59.0
    ----------------------------------------------------------------------------------------------------
     Net income                                 $   158.8        $  120.8       $ (19.2)      $   260.4
    ====================================================================================================
     Segment assets                             $43,458.6        $3,820.2            --       $47,278.8
    ----------------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (3)            --              --       $   5.3       $     5.3
    ----------------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings include an after-tax severance benefit of $1.6 million and after-tax Year 2000 costs of $20.8 million.
     (3) Expenditures of long-lived assets represents additions to property and equipment not allocable to business segments.
     (4) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

12. Segment Information (Continued)


                                                   (3)            (3)
                                                Financial     Discontinued
     1997 (Millions)                            Services       Operations     Other      Total
    ----------------------------------------------------------------------------------------------
     Revenue from external customers            $   369.4             --        --      $   369.4
     Net investment income                          878.8             --        --          878.8
    ----------------------------------------------------------------------------------------------
     Total revenue excluding realized
      capital gains                             $ 1,248.2             --        --      $ 1,248.2
    ==============================================================================================
     Amortization of deferred policy
      acquisition costs                         $    82.8             --        --      $    82.8
    ----------------------------------------------------------------------------------------------
     Income taxes                               $    50.7             --        --      $    50.7
    ----------------------------------------------------------------------------------------------
     Operating earnings (1)                     $   118.3             --        --      $   118.3
     Realized capital gains, net of tax              19.2             --        --           19.2
    ----------------------------------------------------------------------------------------------
     Income from continuing operations          $   137.5             --        --      $   137.5
     Discontinued Operations, net of tax:
      Income from operations                           --       $   67.8        --           67.8
    ----------------------------------------------------------------------------------------------
     Net Income                                 $   137.5       $   67.8        --      $   205.3
    ==============================================================================================
     Segment assets                             $36,638.8       $3,507.6        --      $40,146.4
    ----------------------------------------------------------------------------------------------
     Expenditures for long-lived assets (2)            --             --      $9.6      $     9.6
    ----------------------------------------------------------------------------------------------

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Expenditures for long-lived assets represents additions to property and equipment not allocable to business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)

                                                        (3)            (3)
                                                     Financial     Discontinued
     1996 (Millions)                                  Services      Operations       Other        Total
    -----------------------------------------------------------------------------------------------------
     Revenue from external customers                 $  325.5            --             --      $  325.5
     Net investment income                              852.6            --             --         852.6
    -----------------------------------------------------------------------------------------------------
     Total revenue excluding realized capital
      gains                                          $1,178.1            --             --      $1,178.1
    =====================================================================================================
     Amortization of deferred policy acquisition
      costs                                          $   28.0            --             --      $   28.0
    -----------------------------------------------------------------------------------------------------
     Income taxes                                    $   35.6            --         $ (4.9)     $   30.7
    -----------------------------------------------------------------------------------------------------
     Operating earnings (losses) (1)                 $   83.2            --             --      $   83.2
     Unusual items (2)                                     --            --           (9.1)         (9.1)
     Realized capital gains, net of tax:                 11.1            --             --          11.1
    -----------------------------------------------------------------------------------------------------
     Income from continuing operations               $   94.3                       $ (9.1)     $   85.2
     Discontinued operations, net of tax
      Income from operations                               --         $55.9             --          55.9
    -----------------------------------------------------------------------------------------------------
     Net income (loss)                               $   94.3         $55.9         $ (9.1)     $  141.1
    =====================================================================================================

     (1) Operating earnings are comprised of net income excluding net realized capital gains and any unusual items.
     (2) Unusual items excluded from operating earnings represent $9.1 million after-tax corporate facilities and severance charges not directly allocable to the business segments.
     (3) Financial Services products include annuity contracts and Discontinued Operations include life insurance products. (Refer to Note 1)


13. Commitments and Contingent Liabilities


    Commitments
    -----------


    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1998 and 1997, the Company had commitments to purchase investments of $68.7 million and $38.7 million, respectively. The fair value of the investments at December 31, 1998 and 1997 approximated $68.9 million and $39.0 million, respectively.


    Litigation
    ----------


    The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI.75962-99                                        ALIAC Ed. May 1999

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
    (a) Financial Statements:
        (1)    Included in Part A:
               Condensed Financial Information
        (2)    Included in Part B:
               Financial Statements of Variable Annuity Account C:
               -  Statement of Assets and Liabilities as of December 31, 1998
               - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
               -  Condensed Financial Information for the year ended
                  December 31, 1998
               -  Notes to Financial Statements
               -  Independent Auditors' Report
               Financial Statements of the Depositor:
               -  Independent Auditors' Report
               -  Consolidated Statements of Income for the years ended
                  December 31, 1998, 1997 and 1996
               -  Consolidated Balance Sheets as of December 31, 1998 and 1997
               - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
               - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
               -  Notes to Consolidated Financial Statements

    (b) Exhibits
        (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
        (2)    Not applicable
        (3.1)  Broker-Dealer Agreement(2)
        (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
        (4.1)  Variable Annuity Contract (G-TDA-HH(XC/M))(4)
        (4.2)  Variable Annuity Contract (G-TDA-HH(XC/S))(4)
        (4.3)  Variable Annuity Certificate (GTCC-HH(XC/M))(5)
        (4.4)  Variable Annuity Certificate (GTCC-HH(XC/S))(5)
        (4.5) Endorsement (EGET-IC(R)) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(3)
        (4.6)  Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)(6)
        (4.7)  Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)(6)
        (4.8) Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(6)

        (4.9) Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)(5)
        (4.10) Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and
               Certificate GTCC-HH(XC/M)(7)
        (4.11) Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and
               Certificate GTCC-HH(XC/M)(8)
        (4.12) Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and
               G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and
               GTCC-HH(XC/S)(9)
        (5)    Variable Annuity Contract Application (300-GTD-NY(5/98))(8)
        (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(10)
        (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(11)
        (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(12)
        (7)    Not applicable
        (8.1) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
        (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(13)
        (8.3) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
        (8.4) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(13)

        (8.5) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated
               December 1, 1997(14)
        (8.6) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated
               December 1, 1997(14)
        (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996(11)
        (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
               March 1, 1996(15)
        (8.9) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996 and May 1, 1997(16)
        (8.10) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
        (8.11) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996(11)
        (8.12) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
               Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
               March 1, 1996(15)
        (8.13) Sixth Amendment dated as of January 20, 1998 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(17)
        (8.14) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
        (8.15) Service Agreement between Aetna Life Insurance and Annuity
               Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(18)
        (8.16) Amendment dated January 1, 1997 to Service Agreement between
               Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(15)
        (8.17) Service Contract between Fidelity Distributors Corporation and
               Aetna Life Insurance and Annuity Company dated May 2, 1997(13) (8.18) Fund Participation Agreement among Janus Aspen Series and Aetna
               Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(17)
        (8.19) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(13)
        (8.20) Service Agreement between Janus Capital Corporation and Aetna
               Life Insurance and Annuity Company dated December 8, 1997(19) (8.21) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
        (8.22) Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(20)
        (8.23) Fund Participation Agreement among MFS Variable Insurance Trust,
               Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)
        (8.24) Fourth Amendment dated May 1, 1998 to the Fund Participation
               Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(21)
        (8.25) Fifth Amendment to Fund Participation Agreement by and among MSF
               Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(22)
        (8.26) Fund Participation Agreement dated March 11, 1997 between Aetna
               Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(23)
        (8.27) Service Agreement effective as of March 11, 1997 between
               Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(23)
        (9)    Opinion and Consent of Counsel

        (10)   Consent of Independent Auditors
        (11)   Not applicable
        (12)   Not applicable
        (13)   Schedule for Computation of Performance Data(5)
        (14)   Not applicable
        (15.1) Powers of Attorney(24)
        (15.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1996.
5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 14, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
17. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

18. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
19. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
20. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
21. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
23. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
24. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                                      Positions and Offices with Depositor
-----------------                                      ------------------------------------

Thomas J. McInerney                                    Director and President

Catherine H. Smith                                     Director, Chief Financial Officer and Senior Vice
                                                       President

Shaun P. Mathews                                       Director and Senior Vice President

Deborah Koltenuk                                       Vice President, Treasurer and Corporate Controller

Therese M. Squillacote                                 Vice President and Chief Compliance Officer

Kirk P. Wickman                                        Senior Vice President, General Counsel and Corporate
                                                       Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
         Registrant
         ----------

     Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-12723), as filed on March 10, 1999.

Item 27. Number of Contract Owners
----------------------------------

     As of February 28, 1999, there were 603,783 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

    (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

    (b) See Item 25 regarding the Depositor.

    (c) Compensation as of December 31, 1998:

          (1)                       (2)                     (3)                  (4)                   (5)


Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption            Brokerage
Underwriter              Commissions                or Annuitization         Commissions       Compensation*
-----------              ----------------           ----------------         -----------       -------------

Aetna Life Insurance                                  $6,483,000                               $142,398,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                   Aetna Life Insurance and Annuity Company
                   151 Farmington Avenue
                   Hartford, Connecticut 06156

                            and

                   Opportunity Plus Processing Office
                   18 Corporate Woods Blvd., Fourth Floor
                   Albany, NY 12211

Item 31. Management Services
----------------------------

    Not applicable

Item 32. Undertakings
---------------------

    Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

    (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

    As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 8th day of April, 1999.

                                             VARIABLE ANNUITY ACCOUNT C OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                               (Registrant)

                                        By:  AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                               (Depositor)

                                        By:  Thomas J. McInerney*
                                             -----------------------------------
                                             Thomas J. McInerney
                                             President

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                      Date
---------                              -----                                                      ----

Thomas J. McInerney*                   Director and President                             )
-------------------------------------  (principal executive officer)                      )
Thomas J. McInerney                                                                       )
                                                                                          )
Catherine H. Smith*                    Director and Chief Financial Officer               )   April
-------------------------------------                                                     )
Catherine H. Smith                                                                        )   8, 1999
                                                                                          )
Shaun P. Mathews*                      Director                                           )
-------------------------------------                                                     )
Shaun P. Mathews                                                                          )
                                                                                          )
Deborah Koltenuk*                      Vice President, Treasurer and Corporate Controller )
-------------------------------------                                                     )
Deborah Koltenuk                                                                          )


By:  /s/ Julie E. Rockmore
     ----------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  Exhibit Index

Exhibit No.     Exhibit
-----------     -------

99-B.9          Opinion and Consent of Counsel
                                                                 ---------------

99-B.10         Consent of Independent Auditors
                                                                 ---------------